UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Jack W. Murphy, Esq.
One New York Plaza	Dechert LLP
New York, New York 10004	1775 I Street, NW
Washington, D.C. 20006

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: February 28, 2009

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Trust
Institutional Liquid AssetsSM

► Federal Portfolio

► Money Market Portfolio

► Prime Obligations Portfolio

► Tax-Exempt California Portfolio

► Tax-Exempt Diversified Portfolio

► Tax-Exempt New York Portfolio

► Treasury Instruments Portfolio

► Treasury Obligations Portfolio

SEMIANNUAL REPORT
February 28, 2009

Goldman Sachs Trust Institutional Liquid Assets Portfolios

TABLE OF CONTENTS

Letter to shareholders	1
Sector Allocations	4
Schedules of Investments	6
Financial Statements	40
Notes to Financial Statements	52
Financial Highlights	66
Other Information	74

Letter to Shareholders

Dear Shareholders:

The Goldman Sachs Institutional Liquid Assets (ILA) Portfolios (the “Portfolios”) have changed their fiscal year end from December 31 to August 31. As a result, this report provides an overview on the performance of the Portfolios during the two-month reporting period that ended February 28, 2009.

Economic and Money Market Review

Conditions in some financial markets began to improve in the beginning of 2009, in part reflecting government efforts to provide liquidity and strengthen financial institutions. However, credit conditions for households and firms remain extremely tight. Not surprisingly, economic data have weakened further. The Conference Board Consumer Confidence Index fell again in January 2009, making it the second consecutive month that it reached an all-time low. Fourth quarter GDP decreased at an annual rate of 0.8%, its largest contraction in over 25 years according to advance estimates. Meanwhile, near-term inflationary pressures continued to diminish. The headline Consumer Price Index (CPI) decreased 0.7% in December 2008, driven largely by further declines in energy prices. CPI ended 2008 a mere 0.1% higher than year-end 2007. The Federal Reserve Board (the “Fed”) continues to focus its efforts on unconventional monetary policy and the emerging consensus is that the Fed’s primary objective is the creation of credit. In other words, the Fed seems less concerned with whether Treasury yields rise or fall, and more focused on the narrowing of credit spreads. As market participants positioned themselves for a glut of stimulus-related issuance, Treasury yields rose in January, particularly further out along the curve, as concerns increased over the long-term inflationary impact of the government’s stimulus packages.

Economic data released in February 2009 underscored the severity of the U.S. recession. The economy contracted far more at the end of last year than initially anticipated, as fourth quarter GDP was revised downward to -6.2%, the worst reading since the 1982 recession. The Conference Board Consumer Confidence Index reached its lowest level in its history dating back to 1967. The employment picture also deteriorated significantly, with non-farm payroll employment declining 651,000 in February following January’s losses of 655,000. This marked the 14th consecutive month of declines and brought the total losses for the past four months to over 2.5 million. Not surprisingly, weakness persisted in the housing market. Through December 2008, the Case-Shiller 20-city composite home price index was down 27% from its 2006 peak. The financial markets responded with skepticism and uncertainty to a series of announcements regarding government interventions in financial and housing markets. Market participants expressed dismay over the vagueness of Treasury Secretary Timothy Geithner’s plan to deal with the troubled assets imperiling the financial system. The market’s response to the $787 billion American Recovery and Reinvestment Act was more muted. However, the Homeowner Affordability and Stability Plan, which aims to offer assistance to as many as seven to nine million homeowners also appeared to disappoint investors. Finally, the government announced that it will start conducting stress tests of the largest U.S. banking organizations. The Government vowed to provide these banks with an extra cushion of support if it is determined that they have insufficient capital buffers to withstand the impact of an economic environment that is more challenging than is currently anticipated. Overall, these measures provided little comfort to investors, leading to further sell-offs in riskier asset classes.

Strategy

Taxable Portfolios:
In the first two months of 2009, we primarily purchased short dated commercial paper for the Portfolios. We continued to maintain a high percentage in overnight liquidity and, as conditions in the markets

Letter to Shareholders

stabilized with the multiple actions by the Fed, we focused on buying paper in the three- and six-month sectors. We took advantage of additional issuance in the agency market throughout the period and purchased across the taxable and government funds. With the fed funds target rate in a low range of 0%-0.25%, we continue to see investors shifting assets back into the corporate funds. The current weighted average maturity target for the Portfolios is between 37-48 days.

Tax-Exempt Portfolios
In the first two months of 2009, we witnessed a relatively flat yield curve over much of the period. Overnight securities were in the 10-20 basis point range and the three- to six-month securities were in the 50-60 basis point range. We rolled tax-exempt commercial paper and purchased some one-year paper to add duration throughout the period. We focused on selling out of the names with less attractive valuations in the tax-exempt funds. Towards the end of the February, we increased our allocation in Variable Rate Demand Notes by swapping out of lower yielding tax-exempt commercial paper. The weighted average maturity is currently in the 35-42 day range.

Summary of ILA Portfolios Institutional
Units/Shares* as of
February 28, 2009

		SEC	SEC	SEC	Weighted
	7-Day	7-Day	7-Day	30-Day	Avg.
	Dist.	Current	Effective	Average	Maturity
ILA Portfolios	Yield	Yield	Yield	Yield	(days)
Federal Portfolio	0.28%	0.26%	0.26%	0.32%	46

Money Market Portfolio	0.34	0.34	0.35	0.47	37

Prime Obligation Portfolio	0.30	0.35	0.35	0.40	48

Tax-Exempt California Portfolio	0.15	0.15	0.15	0.07	41

Tax-Exempt Diversified Portfolio	0.36	0.36	0.36	0.30	42

Tax-Exempt N.Y. Portfolio	0.19	0.19	0.19	0.10	35

Treasury Instruments Portfolio	0.01	−0.07	−0.07	0.01	46

Treasury Obligations Portfolio	0.06	−0.08	−0.08	0.09	44

*	ILA offers three separate classes of units (Institutional, Administration, and Service) and one class of shares (Cash Management), each of which is subject to different fees and expenses that affect performance and entitle unitholders/shareholders to different services. The Institutional Class does not have a service fee. The Administration Units pay 0.15% of the average daily net assets attributable to Administration Units. The Service Units pay 0.40% of the average daily net assets attributable to Service Units. The Cash Management Shares pay a service fee of up to 0.50% and a distribution (12b-1) fee of up to 0.50% of the average daily net assets attributable to Cash Management Shares. Furthermore, in addition to these classes, Prime Obligations offers Class B and Class C Units, which are subject to distribution (12b-1) and personal and account maintenance service fees equal to 0.75% and 0.25%, respectively, of the average daily net assets attributable to Class B and Class C Units, and may be subject to contingent sales charges. If these fees and/or sub-charges were reflected in the above performance, performance would have been reduced. From time to time Goldman Sachs Asset Management may voluntarily waive a portion of the existing distribution and/or service fees of the Portfolios. An investment in any of the ILA Portfolios is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency (except for certain portfolio’s participating in the Treasury Guarantee Program). Although the Portfolios seek to preserve the value of your investment at $1.00 per unit/share, it is possible to lose money by investing in the Portfolios.

Letter to Shareholders

The Yields represent past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance quoted above.

Yields will fluctuate as market conditions change. The yield quotations more closely reflect the current earnings of the Fund.

The Standardized 7-Day Current Yield and Standardized 7-Day Effective Yield of a fund are calculated in accordance with securities industry regulations and do not include capital gains. Standardized 7-Day Current Yield may differ slightly from the actual distribution rate of a given portfolio because of the exclusion of distributed capital gains, which are non-recurring. The Standardized 7-Day Effective Yield assumes reinvestment of dividends for one year.

In closing, we thank you for your continued support. As in the past, we will look for additional ways to improve our services while seeking to provide competitive performance.

Goldman Sachs Money Market Management Team
March 24, 2009

Sector Allocations†

Taxable Portfolios

As of February 28, 2009

Security Type		Money	Prime	Treasury	Treasury
(Percentage of Net Assets)	Federal	Market	Obligations	Instruments	Obligations
Bank Notes	—	—	1.6%	—	—

Certificates of Deposit	—	0.4%	0.7	—	—

Certificates of Deposit — Eurodollar	—	2.0	—	—	—

Certificates of Deposit — Yankeedollar	—	5.9	—	—	—

Commercial Paper & Corporate Obligations	—	27.0	36.6	—	—

Government Guarantee Commercial Paper	—	1.8	2.2	—	—

Government Guarantee Notes	—	—	0.3	—	—

Government Guarantee Variable Rate Obligations	—	2.0	0.6	—	—

Master Demand Notes	—	2.0	0.7	—	—

Repurchase Agreements	—	42.0	37.3	—	76.4%

U.S. Government Agency Obligations	88.2%	11.5	13.9	—	—

U.S. Treasury Obligations	12.0	—	—	100.0%	23.6

Variable Rate Obligations	—	5.4	6.1	—	—

As of December 31, 2008

Security Type		Money	Prime	Treasury	Treasury
(Percentage of Net Assets)	Federal	Market	Obligations	Instruments	Obligations
Bank Notes	—	—	1.6%	—	—

Certificates of Deposit	—	—	0.7	—	—

Certificates of Deposit — Yankeedollar	—	5.0%	—	—	—

Commercial Paper & Corporate Obligations	—	62.4	63.3	—	—

Master Demand Notes	—	2.1	—	—	—

Repurchase Agreements	—	16.1	12.9	—	43.2%

U.S. Government Agency Obligations	92.0%	8.6	14.7	—	—

U.S. Treasury Obligations	11.8	—	—	100.0%	56.8

Variable Rate Obligations	—	5.7	6.7	—	—

†	The Portfolios are actively managed and, as such, their composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the tables above may not sum to 100% due to the exclusion of other assets and liabilities.

Sector Allocations†

Tax-Exempt Portfolios

As of February 28, 2009

Security Type	Tax-Exempt	Tax-Exempt	Tax-Exempt
(Percentage of Net Assets)	California	Diversified	New York
Commercial Paper	16.5%	19.0%	6.6%

General Obligation Bond	0.4	4.0	2.0

Put Bonds	3.8	5.9	1.3

Revenue Anticipation Notes	0.9	1.1	3.5

Revenue Bonds	0.8	2.1	9.9

Bond Anticipation Notes	—	0.2	—

Tax and Revenue Anticipation Notes	—	3.7	4.7

Tax Anticipation Notes	12.5	3.2	—

Variable Rate Obligations	65.0	60.8	71.8

As of December 31, 2008

Security Type	Tax-Exempt	Tax-Exempt	Tax-Exempt
(Percentage of Net Assets)	California	Diversified	New York
Commercial Paper	15.2%	11.8%	7.2%

General Obligation Bond	0.5	4.3	1.6

Put Bonds	3.1	3.6	1.1

Revenue Anticipation Notes	0.7	1.0	3.0

Revenue Bonds	0.6	2.5	7.1

Bond Anticipation Notes	—	0.1	—

Tax and Revenue Anticipation Notes	10.2	2.8	—

Tax Anticipation Notes	—	3.2	4.1

Variable Rate Obligations	69.3	70.0	77.6

†	The Portfolios are actively managed and, as such, their composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the tables above may not sum to 100% due to the exclusion of other assets and liabilities.

Schedule of Investments
ILA Federal Portfolio
February 28, 2009 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations—88.2%
Federal Farm Credit Bank
$5,000,000	0.320	%(a)	03/02/09	$4,999,171
18,000,000	0.595	(a)	03/02/09	18,000,000
15,000,000	0.480	(a)	03/02/09	15,000,000
3,000,000	2.992	(a)	03/03/09	3,000,000
5,000,000	0.150		03/04/09	4,999,937
24,000,000	0.305	(a)	03/15/09	24,000,000
50,000,000	0.645	(a)	03/15/09	50,000,000
12,000,000	1.826	(a)	03/15/09	12,000,000
28,000,000	0.260	(a)	03/16/09	27,990,576
24,000,000	0.661	(a)	03/18/09	24,000,000
2,500,000	0.190		03/23/09	2,499,710
2,500,000	0.190		03/24/09	2,499,697
5,000,000	0.190		03/25/09	4,999,367
2,500,000	0.190		03/26/09	2,499,670
4,000,000	0.200		03/27/09	3,999,422
8,000,000	3.756	(a)	03/30/09	7,999,940
15,000,000	0.596	(a)(b)	04/03/09	15,000,000
13,000,000	1.100		04/14/09	12,982,522
10,000,000	0.794	(a)	04/15/09	10,000,000
5,000,000	0.320		04/20/09	4,997,778
15,000,000	0.975	(a)	04/23/09	15,000,000
25,000,000	0.310	(a)	05/01/09	25,000,000
132,000,000	0.313	(a)	03/01/09	132,000,000
5,000,000	1.700		05/15/09	4,982,292
1,000,000	0.330		05/19/09	999,276
3,000,000	0.450		07/02/09	2,995,387
22,000,000	1.400		07/06/09	21,891,344
9,000,000	0.370		07/08/09	8,988,067
3,000,000	0.410		07/13/09	2,995,422
1,000,000	0.410		07/16/09	998,440
1,500,000	0.500		07/20/09	1,497,062
2,500,000	0.490		07/29/09	2,494,896
10,000,000	0.710		11/17/09	9,948,525
7,000,000	0.790		12/15/09	6,955,606
10,000,000	0.650		01/05/10	9,944,028
9,000,000	0.780		01/07/10	8,939,160
27,000,000	0.920		02/22/10	26,752,980
Federal Home Loan Bank
46,600,000	0.090		03/02/09	46,599,883
163,000,000	0.120		03/02/09	162,999,457
50,000,000	0.200		03/02/09	49,999,722
85,000,000	0.470	(a)	03/02/09	85,000,000
20,000,000	0.520	(a)	03/02/09	20,000,000
10,000,000	0.530	(a)	03/02/09	10,000,000
25,000,000	0.610	(a)	03/02/09	25,000,000
36,000,000	0.820	(a)	03/02/09	36,000,000
26,000,000	0.850		03/02/09	25,999,386
6,000,000	0.940	(a)(b)	03/02/09	6,000,000
7,500,000	0.190		03/03/09	7,499,921
90,000,000	0.200		03/03/09	89,999,000
5,000,000	0.220		03/03/09	4,999,939
27,000,000	0.100		03/04/09	26,999,775
6,000,000	0.290		03/04/09	5,999,855
36,000,000	2.040	(a)	03/04/09	36,005,457
6,000,000	0.150		03/06/09	5,999,875
65,000,000	0.700		03/06/09	64,993,681
85,000,000	2.013	(a)	03/08/09	84,978,808
19,000,000	0.550		03/09/09	18,997,678
22,000,000	0.800		03/09/09	21,996,089
5,000,000	2.080		03/09/09	4,997,689
15,000,000	0.160		03/11/09	14,999,333
6,000,000	0.290		03/11/09	5,999,517
3,000,000	0.300		03/11/09	2,999,750
3,645,000	1.000		03/11/09	3,643,987
1,600,000	0.200		03/13/09	1,599,893
3,000,000	0.290		03/13/09	2,999,710
7,000,000	0.300		03/13/09	6,999,300
40,000,000	1.741	(a)	03/15/09	39,986,548
500,000	0.200		03/16/09	499,958
45,000,000	0.250		03/16/09	44,995,312
4,000,000	0.300		03/16/09	3,999,500
10,000,000	0.180		03/17/09	9,999,200
500,000	0.200		03/17/09	499,956
58,000,000	2.500		03/17/09	57,998,103
800,000	0.200		03/18/09	799,924
17,147,000	0.230		03/18/09	17,145,138
5,670,000	0.290		03/18/09	5,669,224
4,000,000	0.300		03/18/09	3,999,433
7,300,000	0.240		03/19/09	7,299,124
22,000,000	0.290		03/20/09	21,996,633
90,000,000	0.294		03/20/09	89,986,035
28,000,000	2.900		03/24/09	27,993,819
1,355,000	0.320		03/27/09	1,354,687
66,000,000	1.466	(a)	03/27/09	66,000,000
12,200,000	1.468	(a)	03/30/09	12,212,061
1,000,000	0.300		03/31/09	999,750
21,000,000	2.200		04/03/09	20,998,101
20,000,000	3.240		04/03/09	20,050,518
17,000,000	0.200		04/06/09	16,996,600
29,000,000	0.360		04/06/09	28,989,560
75,000,000	1.221	(a)	04/08/09	74,992,317
12,000,000	1.900		04/09/09	12,018,608
12,000,000	2.200		04/09/09	12,022,395
20,000,000	0.354		04/13/09	19,991,543
37,000,000	1.254	(a)	04/13/09	37,000,000
93,000,000	0.985	(a)	04/14/09	93,000,000
100,000,000	0.200		04/15/09	99,975,000
30,000,000	0.364		04/15/09	29,986,350
60,000,000	0.908	(a)	04/16/09	59,992,273
9,000,000	0.400		04/27/09	8,994,300
5,000,000	1.094	(a)	05/05/09	4,998,994
15,000,000	2.550		05/05/09	14,999,698

The accompanying notes are an integral part of these financial statements.

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations (continued)
Federal Home Loan Bank (continued)

$12,000,000	2.500%		05/07/09	$11,998,685
50,000,000	0.390		05/08/09	49,963,167
25,000,000	0.394		05/08/09	24,981,394
50,000,000	1.171	(a)	05/10/09	49,919,396
30,000,000	0.394		05/13/09	29,976,032
13,000,000	1.800		05/14/09	12,951,900
26,000,000	0.850		05/18/09	25,952,117
75,000,000	0.400		05/22/09	74,931,667
45,000,000	0.408		05/22/09	44,958,180
75,000,000	0.390		05/26/09	74,930,125
35,000,000	1.180		05/29/09	34,897,897
10,000,000	0.500		06/01/09	9,987,222
26,000,000	1.180		06/05/09	25,918,187
44,000,000	0.500		06/22/09	43,930,944
26,000,000	3.170		06/23/09	26,000,117
29,000,000	0.500		06/25/09	28,953,278
18,000,000	5.375		07/17/09	18,333,510
10,000,000	0.538		07/24/09	9,978,331
27,000,000	0.444		01/15/10	27,000,000

Total U.S. Government Agency Obligations				$3,008,160,791

U.S. Treasury Obligations—12.0%
United States Treasury Bills
$140,000,000	0.100%		03/19/09	$139,993,000
3,000,000	0.125		03/19/09	2,999,813
5,000,000	0.135	(b)	03/19/09	4,999,681
5,000,000	0.140	(b)	03/19/09	4,999,669
5,000,000	0.170		03/19/09	4,999,575
5,000,000	0.245		03/19/09	4,999,388
23,000,000	0.250		03/19/09	22,997,125
72,000,000	0.290		03/26/09	71,985,420
82,000,000	0.180		04/09/09	81,984,010
34,000,000	0.320		05/21/09	33,975,520
2,000,000	0.265		05/28/09	1,998,705
3,000,000	0.275		05/28/09	2,997,983
5,000,000	0.300		05/28/09	4,996,133
25,000,000	0.705		12/17/09	24,857,531

Total U.S. Treasury Obligations				$408,783,553

Total Investments—100.2%				$3,416,944,344

Liabilities in Excess of Other Assets—(0.2)%				(8,374,607)

Net Assets—100.0%				$3,408,569,737

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security index is based on either the U.S. Treasury Bill Rate, London Interbank Offering Rate, Prime Lending Rate or Federal Funds Rate. Interest rate disclosed is that which is in effect at February 28, 2009.
(b)	All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
ILA Money Market Portfolio
February 28, 2009 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

Commercial Paper and Corporate Obligations—27.0%
Aspen Funding Corp.
$6,000,000	1.000%		05/06/09	$5,989,000
Atlantic Asset Securitization Corp.
10,000,000	1.000		03/03/09	9,999,444
Atlantic Asset Securitization LLC
5,000,000	0.720		05/08/09	4,993,200
Atlantis One Funding Corp.
10,000,000	0.750		05/04/09	9,986,667
5,000,000	0.750		05/14/09	4,992,292
Enterprise Funding Co. LLC
5,000,000	1.150		03/17/09	4,997,444
Gemini Securitization Corp.
5,000,000	0.800		03/18/09	4,998,111
6,000,000	0.900		05/12/09	5,989,200
4,000,000	0.900		05/20/09	3,992,000
Kitty Hawk Funding Corp.
10,000,000	1.150		03/17/09	9,994,889
LMA Americas LLC
6,000,000	0.720		04/24/09	5,993,520
Newport Funding Corp.
6,000,000	1.000		05/06/09	5,989,000
Ranger Funding Co. LLC
10,000,000	0.700		05/18/09	9,984,833
Regency Markets No. 1 LLC
4,000,000	0.700		04/14/09	3,996,578
10,300,000	1.000		05/08/09	10,280,545
Ticonderoga Funding LLC
5,000,000	0.700		05/14/09	4,992,806
Tulip Funding Corp.
7,000,000	1.000		05/20/09	6,984,444
Variable Funding Capital Corp.
5,000,000	1.700		03/25/09	4,994,333
Windmill Funding Corp.
10,000,000	0.880		05/08/09	9,983,378
5,000,000	0.930		05/14/09	4,990,442

Total Commercial Paper and Corporate Obligations				$134,122,126

Certificate of Deposit—0.4%
Bank of America N.A.
$2,000,000	0.750%		07/06/09	$2,000,000

Certificates of Deposit-Yankeedollar—5.9%
Banco Bilbao Vizcaya Argentaria SA
$10,000,000	2.230%		03/04/09	$10,000,008
BNP Paribas SA
5,000,000	0.790		04/17/09	5,000,000
4,000,000	1.075		07/09/09	4,000,072
Lloyds TSB Group PLC
5,000,000	1.340		04/08/09	5,000,000
5,000,000	1.170		05/13/09	5,000,000

Total Certificates of Deposit-Yankeedollar				$29,000,080

Certificates of Deposit-Eurodollar—2.0%
HSBC Bank PLC
$4,000,000	1.200%		07/09/09	$4,000,000
Societe Generale
6,000,000	1.010		05/05/09	6,000,108

Total Certificates of Deposit-Eurodollar				$10,000,108

U.S. Government Guarantee Commercial Paper*—1.8%
General Electric Capital Corp.
$2,000,000	0.600%		06/05/09	$1,996,800
2,000,000	0.600		06/08/09	1,996,700
2,000,000	0.850		07/22/09	1,993,247
2,000,000	0.850		07/23/09	1,993,200
1,000,000	0.850		07/27/09	996,506

Total U.S. Government Guarantee Commercial Paper				$8,976,453

U.S. Government Guarantee Variable Rate Obligations*(a)—2.0%
Bank of America N.A.(b)
$3,000,000	1.234%		04/29/09	$3,000,000
Royal Bank of Scotland Group PLC
7,000,000	1.341		05/09/09	7,000,000

Total U.S. Government Guarantee Variable Rate Obligations				$10,000,000

Master Demand Note—2.0%
Bank of America Securities LLC
$10,000,000	0.650%		03/11/09	$10,000,000

U.S. Government Agency Obligations—11.5%
Federal Home Loan Bank
$5,000,000	0.335	%(a)	03/02/09	$4,999,612
2,000,000	0.610	(a)	03/02/09	2,000,000
3,000,000	2.013	(a)	03/08/09	2,999,252
5,000,000	2.189	(a)	03/10/09	5,000,000
1,000,000	0.329	(a)	03/28/09	999,622
4,000,000	3.125		06/19/09	3,999,488
3,000,000	2.720		09/18/09	3,000,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations (continued)

Federal Home Loan Mortgage Corp.
$5,000,000	0.446	%(a)	03/19/09	$5,000,000
5,000,000	1.254	(a)	04/13/09	5,000,000
7,000,000	0.670		11/20/09	6,965,607
4,000,000	0.850		12/29/09	3,971,383
Federal National Mortgage Association
3,000,000	0.460	(a)	03/02/09	2,999,847
5,000,000	1.244	(a)	04/13/09	4,997,942
5,000,000	0.650		12/28/09	4,972,736

Total U.S. Government Agency Obligations				$56,905,489

Variable Rate Obligations(a)—5.4%
ANZ National Bank Limited
$7,000,000	2.409%		03/10/09	$7,000,000
Deutsche Bank AG
5,000,000	1.635		04/06/09	5,000,000
National Australia Bank Ltd.
5,000,000	2.402		03/06/09	5,000,000
Rabobank Nederland
5,000,000	1.431		05/11/09	5,000,000
Royal Bank of Canada
5,000,000	1.537		05/15/09	5,000,000

Total Variable Rate Obligations				$27,000,000

Total Investments Before Repurchase Agreement				$288,004,256

Repurchase Agreement(c)—42.0%
Joint Repurchase Agreement Account II
$208,400,000	0.274%		03/02/09	$208,400,000
Maturity Value: $208,404,758

Total Investments—100.0%				$496,404,256

Other Assets in Excess of Liabilities—0.0%				146,067

Net Assets—100.0%				$496,550,323

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Securities issued under the Federal Deposit Insurance Corporation Temporary Liquidity Guarantee Program.
(a)	Variable or floating rate security index is based on either the U.S. Treasury Bill Rate, London Interbank Offering Rate, Prime Lending Rate or the Federal Funds Rate. Interest rate disclosed is that which is in effect at February 28, 2009.
(b)	This security is not registered under the Securities Act of 1933, as amended. This security has been determined to be illiquid by the Investment Adviser. At February 28, 2009, this security amounted to $3,000,000 or approximately 0.6% of net assets.
(c)	Joint repurchase agreement was entered into on February 27, 2009. Additional information appears on page 39.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
ILA Prime Obligations Portfolio
February 28, 2009 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

Bank Notes—1.6%
Wells Fargo & Co.
$6,023,500	3.552%		05/01/09	$6,024,010
Wells Fargo Bank N.A.
5,000,000	2.950		05/29/09	5,000,000

Total Bank Notes				$11,024,010

Commercial Paper and Corporate Obligations—36.6%
Amsterdam Funding Corp.
$10,000,000	0.850%		05/27/09	$9,979,458
Aspen Funding Corp.
10,000,000	1.000		05/06/09	9,981,667
Atlantic Asset Securitization Corp.
25,000,000	1.000		03/03/09	24,998,611
Atlantis One Funding Corp.
15,000,000	0.750		05/04/09	14,980,000
5,000,000	0.750		05/14/09	4,992,292
Enterprise Funding Co. LLC
10,000,000	1.150		03/17/09	9,994,889
Gemini Securitization Corp.
5,000,000	0.770		04/16/09	4,995,080
10,000,000	0.900		05/12/09	9,982,053
6,000,000	0.900		05/20/09	5,988,000
JPMorgan Chase Funding, Inc.
10,000,000	0.850		08/10/09	9,961,750
Kitty Hawk Funding Corp.
20,000,000	1.150		03/17/09	19,989,778
LMA Americas LLC
10,000,000	0.720		04/24/09	9,989,200
Newport Funding Corp.
10,000,000	1.000		05/06/09	9,981,667
Old Line Funding Corp.
7,000,000	0.650		07/09/09	6,983,569
Ranger Funding Co. LLC
14,905,000	0.700		05/18/09	14,882,394
Regency Markets No. 1 LLC
7,574,000	0.700		04/14/09	7,567,520
16,300,000	1.000		05/08/09	16,269,211
Ticonderoga Funding LLC
10,000,000	0.700		05/14/09	9,985,611
Tulip Funding Corp.
14,164,000	1.000		05/20/09	14,132,524
Variable Funding Capital Corp.
10,000,000	1.700		03/25/09	9,988,667
5,000,000	1.150		08/10/09	4,974,125
Windmill Funding Corp.
15,000,000	0.880		05/08/09	14,975,067
5,000,000	0.930		05/14/09	4,990,442
5,000,000	0.900		05/18/09	4,990,250

Total Commercial Paper and Corporate Obligations				$255,553,825

Certificate of Deposit—0.7%
Bank of America N.A.
$5,000,000	0.750%		07/06/09	$5,000,000

U.S. Government Guarantee Commercial Paper*—2.2%
General Electric Capital Corp.
$2,000,000	0.600%		06/05/09	$1,996,800
2,000,000	0.600		06/08/09	1,996,700
1,000,000	0.600		06/09/09	998,333
3,000,000	0.850		07/22/09	2,989,871
3,000,000	0.850		07/23/09	2,989,800
4,000,000	0.850		07/27/09	3,986,022

Total U.S. Government Guarantee Commercial Paper				$14,957,526

U.S. Government Guarantee Note*—0.3%
Bank of America N.A.
$2,000,000	0.700%		08/05/09	$2,000,000

U.S. Government Guarantee Variable Rate Obligation*(a)(b)—0.6%
Bank of America N.A.
$4,000,000	1.234%		04/29/09	$4,000,000

Master Demand Note—0.7%
Bank of America Securities LLC
$5,000,000	0.650%		03/11/09	$5,000,000

U.S. Government Agency Obligations—13.9%
Federal Home Loan Bank
$5,000,000	0.335	%(a)	03/02/09	$4,999,612
3,000,000	0.610	(a)	03/02/09	3,000,000
5,000,000	2.013	(a)	03/08/09	4,998,753
10,000,000	2.189	(a)	03/10/09	10,000,000
2,000,000	0.329	(a)	03/28/09	1,999,244
7,000,000	3.125		06/19/09	6,999,103
2,000,000	2.700		07/07/09	1,999,895
5,000,000	2.720		09/18/09	5,000,000
Federal Home Loan Mortgage Corp.
10,000,000	1.254	(a)	04/13/09	10,000,000
11,000,000	0.670		11/20/09	10,945,953
8,000,000	0.850		12/29/09	7,942,767

The accompanying notes are an integral part of these financial statements.

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations (continued)

Federal National Mortgage Association
$5,000,000	0.460	(a)%	03/02/09	$4,999,746
10,000,000	1.244	(a)	04/13/09	9,995,884
7,000,000	0.650		12/28/09	6,961,831
7,000,000	1.000		02/04/10	6,933,889

Total U.S. Government Agency Obligations				$96,776,677

Variable Rate Obligations(a)—6.1%
Bank of America N.A.
$5,000,000	1.625%		04/03/09	$5,000,000
General Electric Capital Corp.
10,000,000	0.512		03/24/09	10,000,000
JPMorgan Chase & Co.
2,417,000	2.337		03/02/09	2,416,862
5,000,000	1.465		04/03/09	5,000,013
MetLife, Inc.(b)
10,000,000	1.571		03/17/09	10,000,000
Metropolitan Life Global Funding I
5,000,000	1.667		04/09/09	5,000,000
Wells Fargo & Co.
5,000,000	1.667		03/23/09	5,001,916

Total Variable Rate Obligations				$42,418,791

Total Investments Before Repurchase Agreement				$436,730,829

Repurchase Agreement(c)—37.3%
Joint Repurchase Agreement Account II
$260,400,000	0.274%		03/02/09	$260,400,000
Maturity Value: $260,405,946

Total Investments—100.0%				$697,130,829

Other Assets in Excess of Liabilities—0.0%				294,524

Net Assets—100.0%				$697,425,353

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Securities issued under the Federal Deposit Insurance Corporation Temporary Liquidity Guarantee Program.
(a)	Variable or floating rate security index is based on either the U.S. Treasury Bill Rate, London Interbank Offered Rate, Prime Lending Rate or Federal Funds Rate. Interest rate disclosed is that which is in effect at February 28, 2009.
(b)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At February 28, 2009, these securities amounted to $14,000,000 or approximately 2.0% of net assets.
(c)	Joint repurchase agreement was entered into on February 27, 2009. Additional information appears on page 39.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
ILA Tax-Exempt California Portfolio
February 28, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California—99.9%
Bay Area Toll Authority California Toll Bridge VRDN RB Eagle Series 2007-0053 A (Landesbank Hessen Thueringen SPA) (A-1)(a)
$3,465,000	0.630%	03/05/09	$3,465,000
Bay Area Toll Authority California Toll Bridge VRDN RB Eagle Series 2008-0056 (Citibank N.A. SPA) (A-1+)(a)
6,600,000	0.560	03/05/09	6,600,000
Bay Area Toll Authority California Toll Bridge VRDN RB ROCS RR-II R-11453 Series 2008 (Citigroup N.A. SPA) (A-1+)(a)
1,600,000	0.630	03/05/09	1,600,000
Bay Area Toll Authority California Toll Bridge VRDN RB ROCS RR-II R-12016 Series 2007 (Citibank N.A. SPA) (A-1+/VMIG1)(a)
4,000,000	0.680	03/05/09	4,000,000
Bay Area Toll Authority California Toll Bridge VRDN RB Series 2003 C RMKT (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
1,240,000	0.550	03/05/09	1,240,000
Bay Area Toll Authority California Toll Bridge VRDN RB Series 2008 E-1 (Bank of America N.A. SPA) (A-1+/VMIG1)
2,500,000	0.300	03/05/09	2,500,000
California Communities Note Program TRANS Series 2008 A-3 (SP-1+/MIG1)
3,000,000	3.000	06/30/09	3,013,303
California Educational Facilities Authority Austin Trust VRDN RB Certificates for Claremont McKenna CollegeSeries 2009-1208 (Bank of America SPA) (VMIG1)(a)
5,000,000	0.570	03/05/09	5,000,000
California Educational Facilities Authority Austin Trust VRDN RB Certificates Series 2007-1012 (Bank of America N.A. SPA) (A-1+)(a)
5,000,000	0.570	03/05/09	5,000,000
California Educational Facilities Authority VRDN RB California Institute of Technology Series 2006 B (A-1+/VMIG1)
1,000,000	0.300	03/05/09	1,000,000
California Educational Facilities Authority VRDN RB for Stanford University Putters Series 2008-2937Z (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,295,000	0.550	03/05/09	4,295,000
California Educational Facilities Authority VRDN RB for Stanford University Series 1997 L-5 (A-1+/VMIG1)
3,900,000	0.190	03/04/09	3,900,000
California Educational Facilities Authority VRDN RB Putters Series 2008-2953 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,955,000	0.550	03/05/09	2,955,000
California Educational Facilities Authority VRDN RB Refunding for Stanford University Series 1995 L-3 (A-1+/VMIG1)
1,400,000	0.190	03/04/09	1,400,000
California Health Facilities Financing Authority for Kaiser Permanente CP Series 2008 E (A-1)
1,500,000	1.620	03/05/09	1,500,000
California Health Facilities Financing Authority VRDN RB Catholic West Series 2005 H (Bank of America N.A. LOC) (A-1+/VMIG1)
1,500,000	0.440	03/04/09	1,500,000
California Health Facilities Financing Authority VRDN RB Catholic West Series 2008 B (Bank of America N.A. LOC) (A-1+/VMIG1)
750,000	0.440	03/04/09	750,000
California Health Facilities Financing Authority VRDN RB Catholic West Series 2008 C (Bank of America N.A. LOC) (A-1+/VMIG1)
2,500,000	0.440	03/04/09	2,500,000
California Health Facilities Financing Authority VRDN RB for Scripps Health Series 2001 A (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
4,600,000	0.250	03/04/09	4,600,000
California Health Facilities Financing Authority VRDN RB for Sutter Health Series 2007-1858 (Wells Fargo Bank N.A. SPA) (VMIG1)(a)
13,200,000	0.620	03/05/09	13,200,000
California Health Facilities Financing Authority VRDN RB Refunding for Lucille Packard Children’s Hospital Series 2008 C (A-1+/VMIG1)
10,510,000	0.300	03/05/09	10,510,000
California Health Facilities Financing Authority VRDN RB Refunding for Stanford Hospital Series 2008 B-1 (A-1/VMIG1)
13,900,000	0.350	03/04/09	13,900,000
California Health Facilities Financing Authority VRDN RB ROCS-RR-II-11007 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
3,200,000	0.630	03/05/09	3,200,000
California Infrastructure & Economic Development Bank VRDN RB Refunding for J Paul Getty Trust Series 2008 A2 RMKT (A-1+/VMIG1)
10,000,000	1.700	04/01/09	10,000,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-10 (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
4,355,000	0.500	03/05/09	4,355,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-14 (Westdeutsche Landesbank LOC) (A-1+/VMIG1)
4,400,000	0.400	03/05/09	4,400,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-8 (Bayerische Landesbank LOC) (A-1+/VMIG1)
3,000,000	0.350	03/05/09	3,000,000
California State Department of Water Resources Power Supply VRDN RB Series 2005 Subseries F-4 (Bank of America N.A. LOC) (A-1+/VMIG1)
7,700,000	0.350	03/02/09	7,700,

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)

California State University VRDN RB ROCS RR-II R-11568 Series 2008 (BHAC) (Citibank N.A.) (A-1)(a)
$3,000,000	0.690%	03/05/09	$3,000,000
California Statewide Communities Development Authority for Kaiser Permanente CP Series 2009 S-K
4,000,000	0.550	08/24/09	4,000,000
California Statewide Communities Development Authority VRDN RB for Cottage Health System Series 2008 B (A-1)
18,500,000	0.300	03/05/09	18,500,000
California Statewide Communities Development Authority VRDN RB for John Muir Health Series 2008 B (UBS AG LOC) (A-1/VMIG1)
1,800,000	0.300	03/05/09	1,800,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2008 C (A-1)
5,000,000	1.950	05/28/09	5,000,000
California Statewide Communities Development Authority VRDN RB Refunding for St. Joseph Health System Series 2008 A (A-1+/VMIG1)
20,900,000	0.300	03/05/09	20,900,000
California Statewide Communities Development Authority VRDN RB ROCS-RR-II R-1563 Series 2008 (BHAC) (Citibank N.A.) (A-1)(a)
800,000	0.700	03/05/09	800,000
East Bay Municipal Utility District CP Series 2008 (JPMorgan Chase & Co SPA.) (P-1/A-1+)
6,800,000	0.650	03/02/09	6,800,000
Eastern Municipal Water District California Water & Sewer VRDN COPS Refunding Series 2008 E (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
400,000	0.400	03/04/09	400,000
Eastern Municipal Water District California Water & Sewer VRDN COPS Refunding Series 2008 G (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
400,000	0.400	03/04/09	400,000
Eastern Municipal Water District California Water & Sewer VRDN COPS Series 2008 B (Wells Fargo Bank N.A. SPA) (A-1+/VMIG1)
11,175,000	0.370	03/04/09	11,175,000
Fresno California VRDN RB for Trinity Health Credit Series 2000 C (Landesbank Hessen-Thueringen and Chase Bank USA N.A. SPA) (A-1+/VMIG1)
1,800,000	0.700	03/05/09	1,800,000
Fresno County TRANS Series 2008 (SP-1+)
5,000,000	3.000	06/30/09	5,022,339
Glendale California VRDN COPS for Police Building Project Series 2000 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
13,700,000	0.350	03/05/09	13,700,000
Huntington Beach California MF Hsg. VRDN RB Refunding Series 1996 RMKT (FHLMC) (VMIG1)
825,000	0.470	03/04/09	825,000
Los Angeles Community Redevelopment Agency MF Hsg. VRDN RB Series 1985 RMKT (FNMA) (VMIG1)
5,000,000	0.600	03/04/09	5,000,000
Los Angeles County Housing Authority MF Hsg. VRDN RB Refunding for Malibu Meadows II Series 1998 C (FNMA) (A-1+)
4,059,000	0.450	03/05/09	4,059,000
Los Angeles County Housing Authority MF Hsg. VRDN RB Refunding for Malibu Meadows Project Series 1998 B (FNMA) (A-1+)
4,661,000	0.450	03/05/09	4,661,000
Los Angeles County TRANS Series 2008 A (SP-1+/MIG1)
8,000,000	3.000	06/30/09	8,037,071
Los Angeles Department of Airports VRDN RB for Los Angeles International Airport Series 2002 C1 (BNP Paribas LOC) (A-1+/VMIG1)
500,000	0.400	03/04/09	500,000
Los Angeles Department of Water & Power RB Power System Series 2005 Subseries A-1 (AA-/Aa3)
1,125,000	4.000	07/01/09	1,135,572
Los Angeles Department of Water & Power System CP Series 2008 (Banco Bilbao Vizcaya SPA) (A-1)
4,000,000	0.600	03/13/09	4,000,000
Los Angeles Department of Water & Power VRDN RB Putters Series 2008-3154 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
6,660,000	0.550	03/05/09	6,660,000
Los Angeles Department of Water & Power VRDN RB Series 2001 Subseries B-5 (Royal Bank of Canada, California State Teachers Retirement and California Public Employees Retirement System SPA) (A-1+/VMIG1)

1,300,000	0.350	03/05/09	1,300,000
Los Angeles Department of Water & Power VRDN RB Series 2001 Subseries B-7 (Royal Bank of Canada, California State Teachers Retirement and California Public Employees Retirement System SPA) (A-1+/VMIG1)

2,000,000	0.350	03/05/09	2,000,000
Los Angeles GO Bonds Series 2008 A (AA/Aa2)
2,000,000	4.000	09/01/09	2,024,345
Los Angeles GO TRANS Series 2008 (SP-1+/MIG1)
9,325,000	3.000	06/30/09	9,380,577
Los Angeles Unified School District VRDN COPS Administration Building Project Series 2008 A (Bank of America N.A. LOC) (A-1+/VMIG1)
2,500,000	0.400	03/04/09	2,500,000
Metropolitan Water District Southern California Waterworks RB Refunding Series 2001 A (AAA/Aa2)
2,920,000	5.125	07/01/09	2,949,852
Metropolitan Water District Southern California Waterworks VRDN RB Putters Series 2009-3289 (JPMorgan Chase & Co.) (A-1+)(a)
2,225,000	0.550	03/05/09	2,225,001

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
ILA Tax-Exempt California Portfolio (continued)
February 28, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)

Metropolitan Water District Southern California Waterworks VRDN RB Refunding Series 2002 A (Landesbank Baden-Wurttemberg SPA) (A-1+/VMIG1)
$1,770,000	0.350%	03/05/09	$1,770,000
Metropolitan Water District Southern California Waterworks VRDN RB Refunding Series 2004 A-1 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
2,600,000	0.350	03/05/09	2,600,000
Metropolitan Water District Southern California Waterworks VRDN RB Refunding Series 2004 A-2 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
1,290,000	0.350	03/05/09	1,290,000
Metropolitan Water District Southern California Waterworks VRDN RB Refunding Series 2006 A-1 (Banco Bilbao Vizcaya SPA) (A-1+/VMIG1)
5,380,000	0.300	03/05/09	5,380,000
Metropolitan Water District Southern California Waterworks VRDN RB Refunding Series 2006 A-2 (Banco Bilbao Vizcaya SPA) (A-1+/VMIG1)
1,700,000	0.300	03/05/09	1,700,000
Metropolitan Water District Southern California Waterworks VRDN RB Refunding Series 2008 A-1 (Bank of America N.A. SPA) (A-1+/VMIG1)
700,000	0.300	03/05/09	700,000
Metropolitan Water District Southern California Waterworks VRDN RB ROCS-RR-II R-11301 Series 2007 (Citibank N.A. SPA) (A-1)(a)
2,880,000	0.630	03/05/09	2,880,000
Metropolitan Water District Southern California Waterworks VRDN RB Series 2000 B-1 (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
2,000,000	0.450	03/02/09	2,000,000
Municipal Improvement Corp. of Los Angeles CP Series 2008 (Bank of America N.A. LOC) (A-1)
1,000,000	0.600	03/02/09	1,000,000
Municipal Improvement Corp. of Los Angeles CP Series 2009 (Bank of America N.A. LOC)
1,500,000	0.350	03/04/09	1,500,000
Napa Valley Unified School District GO TRANS Series 2008 (SP-1+)
7,750,000	3.000	06/30/09	7,794,799
Newport Beach California VRDN RB Refunding for Hoag Memorial Hospital Series 2008 A (VMIG1)
5,000,000	1.800	06/01/09	5,000,000
Oakland California GO TRANS Series 2008 (SP-1+/MIG1)
5,000,000	3.000	07/17/09	5,026,975
Orange County Apartment Development VRDN RB for Park Ridge Villas Series 1998 (FNMA) (A-1+)
2,830,000	0.450	03/05/09	2,830,000
Orange County Apartment Development VRDN RB Refunding for Riverbend Apartments Series 1999 B (FHLMC) (VMIG1)
9,550,000	0.450	03/05/09	9,550,000
Orange County Sanitation District COPS Refunding RANS Series 2008 C (Bank of America N.A. SPA) (SP-1+)
4,500,000	2.500	12/10/09	4,552,696
Orange County Water District VRDN COPS Series 2003 A (Lloyds TSB Bank PLC SPA) (VMIG1)
1,150,000	0.340	03/04/09	1,150,000
Pasadena California Certificates Partner VRDN COPS Series 2008 A (Bank of America N.A. LOC) (A-1+)
10,000,000	0.400	03/05/09	10,000,000
Riverside VRDN COPS Refunding Series 2008 (Bank of America N.A. LOC) (A-1+)
6,300,000	0.400	03/05/09	6,300,000
Riverside Water Revenue VRDN RB Refunding Series 2008 A (Bank of America N.A. SPA) (A-1+)
2,700,000	0.400	03/05/09	2,700,000
Sacramento County Sanitation District Financing Authority VRDN RB Refunding Subordinated Lien Series 2008 A (Bank of America N.A. LOC) (A-1+/VMIG1)
2,900,000	0.450	03/02/09	2,900,000
Sacramento County Sanitation District Financing Authority VRDN RB Refunding Subordinated Lien Series 2008 C (Bank of America N.A. LOC) (A-1+/VMIG1)
1,500,000	0.450	03/02/09	1,500,000
Sacramento County Sanitation District Financing Authority VRDN RB Refunding Subordinated Lien Series 2008 D (Bank of America N.A.) (A-1+/VMIG1)
8,710,000	0.450	03/02/09	8,710,000
San Bernadino County Flood Control District VRDN RB Series 2008 (UBS AG LOC) (A-1/VMIG1)
5,500,000	0.400	03/05/09	5,500,000
San Diego County & School District TRANS Series 2008 (SP-1+/MIG1)
13,000,000	3.500	06/30/09	13,107,006
San Diego County Water Authority CP Series 2008 (BNP Paribas SPA) (A-1/P-1)
3,000,000	0.750	03/02/09	3,000,000
San Diego Unified School District GO TRANS Series 2008 (SP-1+/MIG1)
5,350,000	3.000	07/01/09	5,374,105
San Diego Water Authority CP Series 2009 (Bayerische Landesbank SPA)
15,000,000	0.550	06/11/09	15,000,000
San Francisco Bay Area Rapid Transit District GO VRDN ROCS RR-II R-11251 (Citibank N.A. SPA) (A-1)(a)
7,290,000	0.630	03/05/09	7,290,000
San Francisco Bay Area Rapid Transit District GO VRDN ROCS-RR-II R-11285 Series 2007 (Citibank N.A. SPA) (A-1)(a)
4,765,000	0.630	03/05/09	4,765,000
San Francisco Bay Area Rapid Transit District GO VRDN ROCS-RR-II R-12223 Series 2007 (Citibank N.A. SPA) (A-1/VMIG1)(a)
3,600,000	0.630	03/05/09	3,600,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)

San Francisco Bay Area Rapid Transportation District GO VRDN Eagle Series 2007-0100 A (Landesbank Hessen-Wurttemberg SPA) (A-1)(a)
$9,900,000	0.630%	03/05/09	$9,900,000
San Francisco Transportation Authority CP Series 2009 A (Landesbank Baden-Wurttemberg SPA)
25,650,000	0.500	07/28/09	25,650,000
San Mateo County Community College District GO VRDN ROCS RR-II-R-12120 Series 2007 (Citibank N.A. SPA) (A-1+/VMIG1)(a)
5,000,000	0.630	03/05/09	5,000,000
San Ramon Valley Unified School District GO TRANS Series 2008 (SP-1+)
5,000,000	3.250	11/17/09	5,069,516
Santa Clara County Financing Authority Lease VRDN RB Refunding for Multiple Facilities Projects Series 2008 M (Bank of America N.A. LOC) (A-1+/VMIG1)
7,050,000	0.400	03/04/09	7,050,000
Santa Clara Valley Transportation Authority Sales Tax VRDN RB Refunding for Measure A Series 2008 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
800,000	0.400	03/05/09	800,000
Santa Clara Valley Transportation Authority Sales Tax VRDN RB Refunding for Measure A Series 2008 C (Banco Bilbao Vizcaya SPA) (A-1+/VMIG1)
4,100,000	0.350	03/05/09	4,100,000
Santa Clara Valley Transportation Authority Sales Tax VRDN RB Refunding for Measure A Series 2008 D (Banco Bilbao Vizcaya SPA) (A-1+/VMIG1)
2,000,000	0.300	03/05/09	2,000,000
Southern California Public Power Authority VRDN RB for Mead Adelanto Project Series 2008 A (JPMorgan Chase & Co. SPA) (VMIG1)
3,100,000	0.350	03/02/09	3,100,000
Southern California Public Power Authority VRDN RB for Mead Phoenix Project Series 2008 A (JPMorgan Chase & Co. SPA) (VMIG1)
6,000,000	0.350	03/02/09	6,000,000
University of California Regents CP Series 2009
10,000,000	0.300	03/02/09	10,000,000
4,700,000	0.400	03/10/09	4,700,000
10,000,000	0.450	06/11/09	10,000,000
University of California VRDN RB Putters Series 2008-2649Z (JPMorgan Chase Bank SPA) (VMIG1)(a)
1,900,000	0.550	03/05/09	1,900,000
University of Southern California Educational Facilities Authority VRDN RB ROCS-RR-II R-11064 Series 2007 (Citibank N.A.) (A-1+)(a)
3,235,000	0.630	03/05/09	3,235,000
Ventura County TRANS Series 2008 (SP-1+/MIG1)
4,380,000	3.500	07/01/09	4,407,377

Total Investments—99.9%			$527,020,534

Other Assets in Excess of Liabilities—0.1%			479,696

Net Assets—100.0%			$527,500,230

The percentage shown for each category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At February 28, 2009, these securities amounted to $100,570,001 or approximately 19.1% of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities or the prerefunded date for those types of securities.

Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service/Fitch and are unaudited. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
ILA Tax-Exempt California Portfolio (continued)
February 28, 2009 (Unaudited)

Investment Abbreviations:
BHAC	—	Berkshire Hathaway Assurance Corp.
COPS	—	Certificates of Participation
CP	—	Commercial Paper
FHLMC	—	Insured by Federal Home Loan Mortgage Corp.
FNMA	—	Insured by Federal National Mortgage Association
GO	—	General Obligation
LOC	—	Letter of Credit
MF Hsg.	—	Multi-Family Housing
RANS	—	Revenue Anticipation Notes
RB	—	Revenue Bond
RMKT	—	Remarketed
ROCS	—	Reset Option Certificates
SPA	—	Stand-by Purchase Agreement
TRANS	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Notes

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
ILA Tax-Exempt Diversified Portfolio
February 28, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Alabama—1.9%
Alabama State Public School & College Authority RB for Capital Improvement Series 2007 (AA/Aa2)
$3,000,000	5.000%	12/01/09	$3,083,966
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/VMIG1)
6,500,000	0.650	03/02/09	6,500,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 C (A-1/VMIG1)
3,500,000	0.600	03/02/09	3,500,000
Huntsville Health Care Authority CP Series 2008 (A-1)
6,000,000	1.750	03/02/09	6,000,000
Mobile City IDB VRDN PCRB for Alabama Power Co. Project Series 1993 A (A-1/VMIG1)
4,600,000	0.720	03/05/09	4,600,000
Parrish IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 (A-1)
1,800,000	0.650	03/02/09	1,800,000

			$25,483,966

Alaska—0.2%
Alaska State Housing Finance Corp. VRDN RB Housing Development Series 2000 B (A-1+)
$2,595,000	0.500%	03/04/09	$2,595,000

Arizona—1.3%
Arizona Health Facilities Authority VRDN RB for Catholic Health Care West Series 2008 A (Bank of America N.A. LOC) (A-1+/VMIG1)
$2,000,000	0.580%	03/04/09	$2,000,000
Arizona School District TANS Financing Program COPS Series 2008 (SP-1+/MIG1)
2,700,000	3.000	07/30/09	2,715,099
Arizona State Transportation Board Highway Revenue VRDN RB Putters Series 2008-3151 (JPMorgan Chase & Co. SPA) (A-1+)(a)
6,605,000	0.600	03/05/09	6,605,000
Arizona Water Infrastructure Finance Authority VRDN RB Putters Series 2008-2745 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
775,000	0.600	03/05/09	775,000
Banner Health Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4511 Series 2008 (Well Fargo Bank N.A. SPA) (A-1+)(a)
1,500,000	0.640	03/05/09	1,500,000
Gilbert Arizona GO Bonds Projects of 2006 & 2007 Series 2008 (AA/Aa2)
1,000,000	3.500	07/01/09	1,005,770
Salt River Project Agricultural Improvement & Power District Electric Systems RB Refunding Series 2001 A (AA/Aa1)
1,720,000	5,000	01/01/10	1,782,298
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB ROCS-RR-II R-11712 Series 2009 (Citibank N.A. SPA) (VMIG1)(a)
2,000,000	0.680	03/05/09	2,000,000

			$18,383,167

California—0.8%
Bay Area Toll Authority California Toll Bridge VRDN RB Eagle Series 2008-0056 Class A (Citibank N.A. SPA) (A-1+)(a)
$2,000,000	0.560%	03/05/09	$2,000,000
California Infrastructure & Economic Development Bank VRDN RB Refunding for J Paul Getty Trust Series 2008 A2 RMKT (A-1+/VMIG1)
2,000,000	1.700	04/01/09	2,000,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-14 (Westdeutsche Landesbank LOC) (A-1+/VMIG1)
1,020,000	0.400	03/05/09	1,020,000
California Statewide Communities Development Authority for Kaiser Permanente CP Series 2009 S-K
2,300,000	0.550	08/24/09	2,300,000
San Diego Water Authority CP Series 2009 (Bayerische Landesbank SPA)
1,600,000	0.550	06/11/09	1,600,000
1,400,000	0.550	06/24/09	1,400,000

			$10,320,000

Colorado—1.3%
Colorado Educational & Cultural Facilities Authority VRDN RB Nature Conservancy Series 2003 A-TE Convertible (Bank of America N.A. SPA) (A-1+)
$1,000,000	0.650%	03/05/09	$1,000,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Care Series 2004 B-1 (Bayerische Landesbank SPA) (A-1+/VMIG1)
600,000	0.400	03/04/09	600,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Series 2004 B-4 (Wells Fargo Bank N.A. SPA) (A-1+/VMIG1)
1,930,000	0.300	03/04/09	1,930,000
Colorado Health Facilities Authority VRDN RB for Sisters of Charity Health Systems Series 2003 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
5,680,000	0.630	03/04/09	5,680,000
Colorado Springs Utilities Systems VRDN RB Improvement Series 2008 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
2,200,000	0.700	03/05/09	2,200,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
ILA Tax-Exempt Diversified Portfolio (continued)
February 28, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Colorado (continued)

Colorado Springs Utilities Systems VRDN RB Subordinated Lien Series 2000 A (Bayerische Landesbank SPA) (A-1+/VMIG1)
$500,000	0.550%	03/05/09	$500,000
Platte River Power Authority Electric VRDN RB Subordinated Lien Series 1993 S-1 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
5,345,000	0.590	03/04/09	5,345,000

			$17,255,000

Connecticut(a)—0.4%
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University ROCS-RR-II-R-10347 Series 2009 (Citibank N.A. SPA) (A-1+)
$4,600,000	0.660%	03/05/09	$4,600,000
Connecticut State Lehman Municipal Trust Receipts VRDN RB for Yale University Floater Series 2008 K34W Reg. D (Citibank N.A. SPA) (VMIG1)
1,165,000	0.660	03/05/09	1,165,000

			$5,765,000

Delaware—0.1%
Delaware GO Bonds Series 2008 (AAA/Aaa)
$700,000	5.000%	03/01/09	$700,054
University of Delaware VRDN RB Series 2004 B (Bank of America N.A. SPA) (A-1+)
1,000,000	0.600	03/02/09	1,000,000

			$1,700,054

District of Columbia—1.4%
District of Columbia GO VRDN Series 2001 C (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
$2,055,000	0.530%	03/05/09	$2,055,000
District of Columbia VRDN RB George Washington University Series 2000 B RMKT (Bank of America N.A. LOC) (A-1+/VMIGI)
2,500,000	0.530	03/04/09	2,500,000
District of Columbia VRDN RB George Washington University Series 2000 C RMKT (Bank of America N.A. LOC) (A-1+)
3,780,000	0.530	03/04/09	3,780,000
District of Columbia VRDN RB Refunding Series 2008 B (Bank of America N.A. LOC) (A-1+/VMIG1)
8,315,000	0.650	03/05/09	8,315,000
District of Columbia Water & Sewer Systems VRDN RB Putters Series 2009-3317 (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,000,000	0.600	03/05/09	2,000,000

			$18,650,000

Florida—2.9%
Florida State Board of Education Austin Trust Certificates GO VRDN Series 2008-1083 (Bank of America N.A. SPA) (A-1+)(a)
$4,000,000	0.620%	03/05/09	$4,000,000
Florida State Board of Education GO Bonds Series 2002 F (AAA/Aa1)
1,000,000	5.250	06/01/09	1,008,217
Florida State Board of Education GO Bonds Series 2005 A (AAA/Aa1)
600,000	5.000	01/01/10	621,461
Florida State Board of Education GO VRDN ROCS-RR-II R-11302 Series 2007 (Citibank N.A. SPA) (A-1)(a)
1,990,000	0.680	03/05/09	1,990,000
Florida State Board of Education Lottery RB Series 2008 A (AAA/A2)
500,000	5.000	07/01/09	505,023
Florida State Board of Education Lottery RB Series 2008 B (AAA/A2)
620,000	3.500	07/01/09	623,499
Florida State Turnpike Authority VRDN RB Putters Series 2008-2539 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
890,000	0.600	03/05/09	890,000
Florida State Turnpike Authority VRDN RB Putters Series 2008-2996 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,100,000	0.600	03/05/09	4,100,000
Jacksonville Capital Project VRDN RB Series 2008 A (Bank of America N.A. LOC) (VMIG1)
3,630,000	0.650	03/05/09	3,630,000
Jacksonville Electric Authority CP Series 2009 C-1 (JPMorgan Chase & Co. SPA)
3,710,000	0.400	03/06/09	3,710,000
Jacksonville Electric Authority VRDN RB Subordinated Electric System Series 2001 B (Bank of America N.A. SPA) (A-1/VMIG1)
1,560,000	0.650	03/02/09	1,560,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 Subseries A-1 (Banco Bilbao Vizcaya SPA) (A-1+/VMIG1)
1,200,000	0.400	03/04/09	1,200,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 Subseries A-1 (Bank of New York SPA) (A-1+/VMIG1)
5,810,000	0.400	03/04/09	5,810,000
Orlando Utilities Commission System RB Refunding Series 2004 (AA/Aa1)
5,600,000	5.250	07/01/09	5,652,093
Palm Beach County School District CP Series 2008 (Bank of America N.A. LOC)
3,000,000	0.650	03/12/09	3,000,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Florida (continued)

South Miami Austin Trust Certificates VRDN RB for Baptist Health Series 2008-1117 (Bank of America N.A. SPA) (A-1+)(a)
$1,000,000	0.620%	03/05/09	$1,000,000

			$39,300,293

Georgia—3.5%
Cobb County Development Authority VRDN PCRB Georgia Power Co. Plant Project Series 1991 (VMIG1)
$1,830,000	0.610%	03/02/09	$1,830,000
Dekalb County Water & Sewer Systems VRDN RB ROCS-RR-II R-567 Series 2006 (Citibank N.A. SPA) (VMIG1)(a)
3,135,000	0.680	03/05/09	3,135,000
Georgia State GO Bonds Series 1994 D (AAA/Aaa)
2,000,000	6.700	08/01/09	2,050,883
Georgia State GO Bonds Series 2003 D (AAA/Aaa)
1,090,000	5.250	12/01/09	1,124,221
Georgia State GO Bonds Series 2009 A (AAA/Aaa)
3,800,000	2.000	01/01/10	3,847,664
Georgia State Road & Thruway Authority RB Federal Highway Grant Anticipation Bonds Series 2006 (AA-/Aa3)
1,000,000	5.000	06/01/09	1,007,825
Gwinnett County Public School District GO VRDN Putters Series 2008-2868 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
1,060,000	0.600	03/05/09	1,060,000
Gwinnett County Water & Sewer Authority VRDN RB Series 2004 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
2,225,000	0.620	03/04/09	2,225,000
Gwinnett County Water & Sewer Authority VRDN RB Series 2004 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
10,525,000	0.620	03/04/09	10,525,000
Municipal Electric Authority of Georgia General Resources CP Series 1997 B (Bayerische Landesbank, Westdeutsche Landesbank AG and Wachovia Bank N.A. LOC)
1,437,000	0.550	03/26/09	1,437,000
Municipal Electric Authority of Georgia Project One CP Series 1997 B (Bayerische Landesbank, Westdeutsche Landesbank AG and Wachovia Bank N.A. LOC)
5,731,000	1.250	03/02/09	5,731,000
2,424,000	0.550	03/26/09	2,424,000
1,800,000	2.250	04/01/09	1,800,000
Municipal Electric Authority of Georgia VRDN RB Series 1985 B RMKT (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
1,400,000	3.500	03/04/09	1,400,000
Private Colleges & Universities Facilities Authority VRDN RB for Emory University Series 2002 B (A-1+/VMIG1)
1,030,000	0.350	03/04/09	1,030,000
Private Colleges & Universities Facilities Authority VRDN RB for Emory University Series 2005 C-2 RMKT (A-1+/VMIG1)
6,855,000	0.400	03/05/09	6,855,000

			$47,482,593

Hawaii—1.4%
Hawaii State GO VRDN ROCS-RR-II R-11694 Series 2008 (Citibank N.A. SPA) (A-1)(a)
$4,760,000	0.690%	03/05/09	$4,760,000
Honolulu Hawaii GO CP Series 2009 (Westdeutsche Landesbank AG SPA)
2,000,000	0.700	04/03/09	2,000,000
Honolulu Hawaii GO CP Series 2009 H (Landesbank Hessen-Thueringen SPA)
8,000,000	0.650	04/02/09	8,000,000
4,600,000	0.500	04/06/09	4,600,000

			$19,360,000

Illinois—5.6%
Chicago GO VRDN Refunding Series 2007 F RMKT (Banco Bilbao Vizcaya SPA) (A-1+)
$3,300,000	0.600%	03/02/09	$3,300,000
Chicago GO VRDN Refunding Series 2007 G RMKT (Banco Bilbao Vizcaya SPA) (A-1+)
2,000,000	0.530	03/02/09	2,000,000
Chicago Metropolitan Water Reclamation District of Greater Chicago GO VRDN ROCS-RR-II R-11283 Series 2007 (Citibank N.A. SPA) (A-1)(a)
2,000,000	0.680	03/05/09	2,000,000
Chicago Metropolitan Water Reclamation District of Greater Chicago GO VRDN ROCS-RR-II R-11692 Series 2008 (Citibank N.A. SPA) (A-1)(a)
2,000,000	0.680	03/05/09	2,000,000
Chicago Sales Tax VRDN RB Refunding Series 2002 RMKT (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
7,190,000	0.650	03/02/09	7,190,000
Chicago Wastewater Transmission VRDN RB Refunding Series 2008 Subseries C-3 (Northern Trust Co. LOC) (A-1+/VMIG1)
4,000,000	0.650	03/02/09	4,000,000
Cook County GO TANS Series 2008 (SP-1+/MIG1)
1,000,000	3.000	08/03/09	1,005,917
Illinois Development Finance Authority VRDN RB for Evanston Northwestern Series 2001 B Convertible (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
3,200,000	0.600	03/02/09	3,200,000
Illinois Educational Facilities Authority VRDN RB University of Chicago Series 2001 B-1 (VMIG1)
1,000,000	1.850	07/28/09	1,000,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
ILA Tax-Exempt Diversified Portfolio (continued)
February 28, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Illinois (continued)

Illinois Educational Facilities Authority VRDN RB University of Chicago Series 2003 B (A-1+/VMIG1)
$350,000	0.300%	03/05/09	$350,000
Illinois Evanston Northwestern Health Care Corp. CP Series 2008-19 (A-1)
3,000,000	1.500	04/02/09	3,000,000
Illinois Finance Authority VRDN RB Advocate Health Care Series 2008 A-1 (A-1+/VMIG1)
2,835,000	0.650	01/14/10	2,835,000
Illinois Finance Authority VRDN RB Advocate Health Care Series 2008 Subseries B-1 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
4,450,000	0.600	03/04/09	4,450,000
Illinois Finance Authority VRDN RB Refunding for University of Chicago Series 2004 C (A-1+/VMIG1)
2,050,000	0.300	03/05/09	2,050,000
Illinois Finance Authority VRDN RB for Central Dupage Series 2004 A RMKT (JPMorgan Chase & Co. SPA) (A-1+)
3,100,000	0.600	03/02/09	3,100,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 A-1 (UBS AG SPA) (A-1/VMIG1)
8,400,000	0.550	03/05/09	8,400,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 A-3 (UBS AG SPA) (A-1/VMIG1)
5,000,000	0.550	03/05/09	5,000,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 B-1 (Bank of Nova Scotia SPA) (A-1+/VMIG1)
1,900,000	0.550	03/05/09	1,900,000
Illinois Finance Authority VRDN RB for Northwestern University Series 2008 Subseries B (A-1+/VMIG1)
4,000,000	0.600	02/01/10	4,000,000
Illinois Finance Authority VRDN RB for University of Chicago Series 2004 B (A-1+/VMIG1)
1,102,000	0.300	03/05/09	1,102,000
Illinois Health Facilities Authority VRDN RB for Northwestern Memorial Hospital Series 2002 C (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
1,000,000	0.600	03/02/09	1,000,000
Illinois Health System Sisters Hospital CP Series 2008 A
3,500,000	0.400	04/02/09	3,500,000
5,000,000	0.400	04/07/09	5,000,000
Illinois Health System Sisters Hospital CP Series 2008 A (A-1+/VMIG1)
2,700,000	1.350	03/02/09	2,700,000
Illinois State GO Bonds Series 2007 (AA/Aa3)
3,000,000	5.000	04/01/09	3,007,440

			$77,090,357

Indiana—1.0%
Indiana Health Facilities Finance Authority VRDN RB Ascension Health Series 2003 E-6 (AA/Aa1)
$3,000,000	1.750%	04/01/09	$3,000,000
Indiana State Finance Authority RB for Revolving Fund Program Series 2006 A (AAA/Aaa)
500,000	5.000	02/01/10	519,231
Indiana State Finance Authority VRDN RB Ascension Health Credit Series 2008 E-1 (A-1+/VMIG1)
1,000,000	0.350	03/04/09	1,000,000
Indiana State Health System Finance Authority VRDN RB for Sisters of St. Francis Health Series 2008 G (Bank of New York LOC) (VMIG1)
1,250,000	0.400	03/05/09	1,250,000
Indiana University VRDN RB Putters Series 2008-2494 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
1,115,000	0.600	03/05/09	1,115,000
Purdue University VRDN RB Student Fee Series 2004 T (JPMorgan Chase Bank N.A. SPA) (A-1+/VMIG1)
475,000	0.250	03/04/09	475,000
Reid Hospital & Health Care Services, Inc. Richmond Hospital Authority VRDN RB for Reid Hospital Project Series 2005 B (FSA) (A-1+)
3,175,000	2.000	03/04/09	3,175,000
St. Joseph County Educational Facilities VRDN RB for University of Notre Dame Du Lac Series 1998 (Wells Fargo Bank N.A. SPA) (VMIG1)
3,000,000	0.350	03/05/09	3,000,000

			$13,534,231

Kansas—0.9%
Kansas State DOT Highway VRDN RB Series 2000 C-1 (Kansas State LOC) (A-1+/VMIG1)
$8,800,000	0.500%	03/04/09	$8,800,000
Kansas State Development Finance Authority VRDN RB Sisters of Charity Series 2006 D (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
3,000,000	0.650	03/02/09	3,000,000

			$11,800,000

Kentucky—0.3%
Kentucky Asset/Liability Community General Fund TRANS Series 2008 A (SP-1+/MIG1)
$1,600,000	3.000%	06/25/09	$1,606,095
Kentucky Economic Development Finance Authority VRDN RB for Catholic Health Series 2004 C (A-1+/VMIG1)
3,000,000	0.350	03/04/09	3,000,000

			$4,606,095

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Louisiana—1.0%
Louisiana Public Facilities Authority Hospital VRDN RB Refunding for Franciscan Mission Series 2008 A (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
$4,000,000	0.700%	03/05/09	$4,000,000
Louisiana Public Facilities Authority VRDN RB Refunding for Christus Health Series 2008 D-1 (Bank of Nova Scotia LOC) (A-1+/VMIG1)
3,000,000	0.550	03/04/09	3,000,000
Louisiana State Offshore Terminal Authority Deepwater Port VRDN RB Refunding for First Stage Loop LLC Series 1997 A (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
6,140,000	0.600	03/02/09	6,140,000

			$13,140,000

Maryland—2.1%
John Hopkins CP Series 2009 B
$2,200,000	0.500%	04/07/09	$2,200,000
1,125,000	0.500	08/24/09	1,125,000
Johns Hopkins Economic Development CP Series 2009 E (Bank of America N.A. LOC)
2,500,000	0.450	04/02/09	2,500,000
2,500,000	0.600	04/03/09	2,500,000
Johns Hopkins University Health System CP Series 2009 B (Wachovia Bank N.A. SPA)
3,000,000	0.700	03/02/09	3,000,000
5,800,000	0.700	05/18/09	5,800,000
2,000,000	0.700	05/19/09	2,000,000
Maryland State Austin Trust Certificates GO VRDN Series 2008-1194 (Bank of America N.A. SPA) (A-1+)(a)
4,875,000	0.620	03/05/09	4,875,000
Maryland State GO Bonds Local Facilities Second Series 2003 (AAA/Aaa)
2,865,000	5.000	08/01/09	2,900,506
Montgomery County GO Bonds Public Improvement Series 2006 A (AAA/Aaa)
600,000	5.000	05/01/09	602,864
Washington Suburban Sanitation District GO Bonds Series 2002 (AAA/Aaa)
1,000,000	5.000	06/01/09	1,007,850

			$28,511,220

Massachusetts—3.0%
Boston Water & Sewer System CP Series 2009 (Bank of America N.A. SPA)
$500,000	0.600%	07/07/09	$500,000
Massachusetts Bay Transportation Authority RB General Transportation System Series 1998 B (AA/Aa2)
2,000,000	5.125	03/01/09	2,000,163
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Putters Series 2006-1387 (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,595,000	0.580	03/05/09	3,595,000
Massachusetts Bay Transportation Sales Tax Austin Trust Certificates VRDN RB Series 2008-1111 (Bank of America N.A. SPA) (A-1+)(a)
1,500,000	0.570	03/05/09	1,500,000
Massachusetts School Building Authority CP Series 2009 A (Bank of Nova Scotia SPA)
500,000	0.450	03/06/09	500,000
Massachusetts State Austin Trust Certificates VRDN RB for Harvard University Series 2008-3320 (Bank of America N.A. SPA) (A-1+)(a)
1,560,000	0.570	03/05/09	1,560,000
Massachusetts State GO Notes Series 1999 C (AAA/Aa2)
1,000,000	5.750	09/01/09	1,027,462
Massachusetts State GO RANS Series 2008 C (SP-1+/MIG1)
10,000,000	4.000	05/29/09	10,043,285
Massachusetts State Health & Education Facilities Authority for Partners Healthcare System CP Series 2008 H-1 (A-1+)
2,500,000	1.570	03/02/09	2,500,000
Massachusetts State Health & Education Facilities Authority for Partners Healthcare System CP Series 2009 H-2
1,000,000	0.400	04/02/09	1,000,000
4,000,000	0.550	05/18/09	4,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare System Series 2005 F-4 (Bank of America N.A. SPA) (A-1+/VMIG1)
1,735,000	0.450	03/05/09	1,735,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Tufts University Series 1995 G (Bank of America N.A. SPA) (A-1+/VMIG1)
1,400,000	0.530	03/04/09	1,400,000
Massachusetts Water Resources Authority CP Series 2009-94 (Bayerische Landesbank LOC)
1,800,000	0.650	03/10/09	1,800,000
2,500,000	0.900	03/10/09	2,500,000
5,000,000	0.450	04/01/09	5,000,000

			$40,660,910

Michigan—4.7%
Central Michigan University VRDN RB Refunding General Series 2008 A (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
$2,000,000	0.530%	03/05/09	$2,000,000
Lenawee County Hospital Finance Authority VRDN RB Refunding & Improvement Promedica Healthcare Series 2008 C (UBS AG LOC) (A-1/VMIG1)
1,000,000	0.720	03/04/09	1,000,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
ILA Tax-Exempt Diversified Portfolio (continued)
February 28, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Michigan (continued)

Michigan Municipal Bond Authority RANS Clean Water Revolving Series 2008 (SP-1+/MIG1)
$2,000,000	3.000%	07/15/09	$2,015,773
Michigan Municipal Bond Authority RB for Clean Water Revolving Series 1999 (AAA/Aaa)
2,170,000	5.500	10/01/09	2,227,803
Michigan State GO RANS Series 2008 B (SP-1+/MIG1)
5,000,000	3.000	09/30/09	5,038,852
Michigan State GO TANS Series 2008 A (SP-1+/MIG1)
26,000,000	3.000	09/30/09	26,155,436
Michigan State Hospital Finance Authority VRDN RB for Ascension Health Credit Series 2008 B-3 (A-1+/VMIG1)
1,000,000	0.350	03/04/09	1,000,000
Michigan State Hospital Finance Authority VRDN RB for Ascension Health Credit Series 2008 B-8 (A-1+/VMIG1)
$6,950,000	0.420%	03/04/09	6,950,000
Michigan State Hospital Finance Authority for Trinity Health Credit CP Series 2009
8,000,000	0.650	05/18/09	8,000,000
Michigan State University VRDN RB Refunding General Series 2003 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
1,150,000	0.530	03/04/09	1,150,000
Michigan State University VRDN RB Series 2005 (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
490,000	0.530	03/04/09	490,000
University of Michigan VRDN RB Hospital Series 2005 B (A-1+/VMIG1)
3,310,000	0.300	03/05/09	3,310,000
University of Michigan VRDN RB Hospital Series 2007 B (A-1+/VMIG1)
4,650,000	0.400	03/05/09	4,650,000

			$63,987,864

Minnesota—3.3%
Minneapolis Health Care System VRDN RB for Fairview Health Services Series 2008 C (Wells Fargo Bank N.A. LOC) (A-1+/VMIG1)
$2,000,000	0.530%	03/04/09	$2,000,000
Minneapolis Health Care System VRDN RB for Fairview Health Services Series 2008 D (Wells Fargo Bank N.A. LOC) (A-1+/VMIG1)
2,300,000	0.570	03/04/09	2,300,000
Minnesota State GO Bonds Highway & Various Purpose Series 2007 (AAA/Aa1)
1,000,000	5.000	08/01/09	1,012,812
Minnesota State GO Bonds Refunding Series 2007 (AAA/Aa1)
1,245,000	5.000	08/01/09	1,261,958
Minnesota State GO Bonds Series 1999 (AAA/Aa1)
620,000	5.250	08/01/09	628,745
Minnesota State GO Bonds Series 2001 (AAA/Aa1)
4,810,000	5.000	10/01/09	4,892,750
Minnesota State GO Bonds Series 2005 (AAA/Aa1)
3,000,000	5.000	10/01/09	3,051,415
Minnesota State GO Bonds Series 2009 A (AAA/Aa1)
1,000,000	3.000	12/01/09	1,018,773
Minnesota State GO VRDN Putters Series 2008-3265 (JPMorgan Chase & Co. SPA) (A-1)(a)
8,000,000	0.600	03/05/09	8,000,000
Minnesota State Higher Education Facilities VRDN RB for Carleton College Series 2005 6-D (Wells Fargo Bank N.A. SPA) (VMIG1)
1,425,000	0.500	03/05/09	1,425,000
Rochester Health Care Facilities Mayo Clinic CP Series 2000 B (U.S. Bank N.A. SPA)
2,500,000	0.450	03/09/09	2,500,000
Rochester Health Care Facilities VRDN RB Mayo Clinic Series 2008 E (A-1+)
3,500,000	1.680	05/07/09	3,500,000
University of Minnesota CP Series 2008
1,700,000	0.450	03/02/09	1,700,000
University of Minnesota CP Series 2008 (A-1)
4,000,000	1.600	03/02/09	4,000,000
University of Minnesota CP Series 2009
1,700,000	0.650	04/03/09	1,700,000
4,500,000	0.450	05/18/09	4,500,000
University of Minnesota VRDN RB Series 1999 A (Landesbank Hessen-Thueringen SPA) (A-1/VMIG1)
2,000,000	0.350	03/04/09	2,000,000

			$45,491,453

Mississippi—0.5%
Mississippi Business Finance Corp. Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2007 E (A-1+/VMIG1)
$7,000,000	0.500%	03/02/09	$7,000,000

Missouri—2.5%
Missouri Development Finance Board Cultural Facilities VRDN RB for Nelson Gallery Hall Family Foundation Series 2004 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
$5,000,000	0.600%	03/02/09	$5,000,000
Missouri Development Finance Board Cultural Facilities VRDN RB for Nelson Gallery Hall Family Foundation Series 2008 A (JPMorgan Chase & Co. SPA) (A-1+)
3,300,000	0.650	03/02/09	3,300,000
Missouri State Health & Educational Facilities Authority RB for Ascension Health Series 2008 C-4 (VMIG1)
1,000,000	3.500	11/15/09	1,018,717

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Missouri (continued)

Missouri State Health & Educational Facilities Authority VRDN RB for Ascension Health Series 2008 C-5 (VMIG1)
$1,000,000	3.500%	11/15/09	$1,013,663
Missouri State Health & Educational Facilities Authority VRDN RB for BJC Health Systems Series 2008 B (U.S. Bank N.A. SPA) (A-1+/VMIG1)
6,000,000	0.430	03/05/09	6,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for BJC Health Systems Series 2008 C (JPMorgan Chase Bank N.A. and Bank of America N.A. SPA) (A-1+/VMIG1)
1,175,000	0.530	03/05/09	1,175,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 A-1 RMKT (Bank of America N.A. LOC) (A-1+)
3,000,000	0.580	03/04/09	3,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 C-2 RMKT (Bank of America N.A. LOC) (A-1+)
3,100,000	0.580	03/04/09	3,100,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 C-3 RMKT (UBS AG SPA) (A-1+)
3,200,000	0.570	03/04/09	3,200,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 C-5 RMKT (U.S. Bank N.A. SPA) (A-1+)
5,500,000	0.570	03/04/09	5,500,000
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Project Series 1984 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
700,000	1.110	03/04/09	700,000
University of Missouri VRDN RB for Systems Facilities Series 2001 A (A-1+/VMIG1)
1,600,000	0.600	03/02/09	1,600,000

			$34,607,380

Montana—0.5%
Montana Facilities Finance Authority VRDN RB for Sisters of Charity Series 2006 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
$6,400,000	0.650%	03/02/09	$6,400,000

Nebraska—0.4%
Nebraska Educational Finance Authority VRDN RB Refunding for Creighton University Projects Series 2008 (JPMorgan Chase & Co. LOC) (VMIG1)
$1,100,000	0.600%	03/02/09	$1,100,000
Omaha GO VRDN Eagle Tax-Exempt Trust Series 2004-011 Class A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
4,000,000	0.690	03/05/09	4,000,000

			$5,100,000

Nevada—1.6%
Clark County Bond Bank Austin Trust Certificates GO VRDN Series 2008-1171 (Bank of America N.A. SPA) (A-1+)(a)
$9,770,000	0.620%	03/05/09	$9,770,000
Clark County GO VRDN ROCS-RR-II R-11507 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
2,900,000	0.680	03/05/09	2,900,000
Clark County School District GO Bonds Tax Building Series 2008 A (AA/Aa2)
7,000,000	5.000	06/15/09	7,063,552
Nevada State GO Bonds Refunding for Capital Improvement Series 2005 A (AA+/Aa1)
1,000,000	5.000	02/01/10	1,039,660
Nevada State GO Bonds Series 1999 A (AA+/Aa1)
1,000,000	5.000	07/01/09	1,010,077

			$21,783,289

New Hampshire—0.3%
New Hampshire Health & Education Facilities Authority VRDN RB for Dartmouth College Series 2002 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
$3,000,000	0.430%	03/04/09	$3,000,000
New Hampshire Health & Education Facilities Authority VRDN RB for Dartmouth College Series 2003 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
1,000,000	0.430	03/04/09	1,000,000

			$4,000,000

New Jersey—0.1%
New Jersey State Environmental Infrastructure RB Series 2007 A (AAA/Aaa)
$1,090,000	5.000%	09/01/09	$1,110,980

New Mexico—0.7%
Bernalillo County TRANS Series 2008 (SP-1+/MIG1)
$3,000,000	0.975%	12/31/09	$3,035,986
New Mexico Finance Authority Transportation VRDN RB Refunding for Subordinated Lien Series 2008 Subseries B-2 (UBS AG LOC) (A-1/VMIG1)
2,000,000	0.570	03/05/09	2,000,000
University of New Mexico VRDN RB Refunding Subordinated Lien Systems Series 2003 B (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
3,965,000	0.680	03/04/09	3,965,000

			$9,000,986

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
ILA Tax-Exempt Diversified Portfolio (continued)
February 28, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York—13.5%
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 1A RMKT (Bayerische Landesbank and Landesbank Baden-Wurttemberg LOC) (A-1+/VMIG1)
$1,800,000	0.580%	03/04/09	$1,800,000
New York City Austin Trust Certificates GO VRDN Series 2008-1064 (Bank of America N.A. SPA) (A-1+)(a)
1,160,000	0.570	03/05/09	1,160,000
New York City GO VRDN Series 1994 Subseries B-9 RMKT (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
1,200,000	0.510	03/04/09	1,200,000
New York City GO VRDN Series 1996 Subseries J-3 RMKT (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
12,600,000	0.510	03/04/09	12,600,000
New York City GO VRDN Series 2002 Subseries C-2 (Bayerische Landesbank LOC) (A-1+/VMIG1)
8,380,000	0.510	03/04/09	8,380,000
New York City GO VRDN Series 2002 Subseries C-4 (BNP Paribas LOC) (A-1+/VMIG1)
750,000	0.480	03/04/09	750,000
New York City GO VRDN Series 2002 Subseries C-5 (Bank of New York LOC) (A-1+/VMIG1)
3,380,000	0.480	03/04/09	3,380,000
New York City GO VRDN Series 2003 Subseries A-3 (BNP Paribas LOC) (A-1+/VMIG1)
2,000,000	0.510	03/04/09	2,000,000
New York City GO VRDN Series 2003 Subseries G-3 (Bank of Nova Scotia LOC) (A-1+/VMIG1)
4,500,000	0.400	03/04/09	4,500,000
New York City GO VRDN Series 2004 Subseries H-2 (Bank of New York LOC) (A-1+/VMIG1)
1,025,000	0.480	03/04/09	1,025,000
New York City GO VRDN Series 2004 Subseries H-8 (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
4,575,000	0.600	03/04/09	4,575,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 90 West Street Series 2006 A (FNMA) (A-1+)
1,900,000	0.480	03/04/09	1,900,000
New York City Municipal Water Finance Authority CP Series 2009 (Bayerische Landesbank and Westdeutsche Landesbank AG SPA)
3,000,000	0.300	03/09/09	3,000,000
3,000,000	0.300	03/13/09	3,000,000
New York City Municipal Water Finance Authority CP Series 5 A (Bayerische Landesbank and Westdeutsche Landesbank SPA)
4,500,000	0.400	03/12/09	4,500,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Putters Series 2008-2559 (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,780,000	0.580	03/05/09	1,780,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Putters Series 2008-3026 (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,215,000	0.580	03/05/09	2,215,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB ROCS-RR-II R-406 Series 2005 (Citibank N.A. SPA) (A-1)(a)
8,000,000	0.670	03/05/09	8,000,000
New York City Transitional Finance Authority RB Future Tax Secured Series 1999 B (AAA/Aa1)
1,570,000	5.125	05/01/09	1,593,251
New York City Transitional Finance Authority RB Prerefunded Future Tax Series 2005 C (AAA/Aa1)
4,595,000	5.500	05/01/09	4,665,900
New York City Transitional Finance Authority RB Unrefunded Balance Future Tax Secured Series 1998 A (AAA/Aa1)
1,000,000	5.000	05/15/09	1,015,659
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 2001 C (Landesbank Baden-Wurttemberg SPA) (A-1+/VMIG1)
500,000	0.350	03/04/09	500,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 2002 Subseries C-2 (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
4,400,000	0.550	03/02/09	4,400,000
New York City Transitional Finance Authority VRDN RB Putters Series 2008-3283 (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,820,000	0.580	03/05/09	2,820,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-1 Subseries 1A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)(b)
8,935,000	0.530	03/04/09	8,935,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-1 Subseries 1E (Bayerische Landesbank SPA) (A-1+/VMIG1)
1,400,000	0.600	03/04/09	1,400,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3E (Landesbank Baden-Wurttemberg SPA) (A-1+/VMIG1)
5,640,000	0.550	03/02/09	5,640,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3G (Bank of New York SPA) (A-1+/VMIG1)
5,000,000	0.350	03/04/09	5,000,000
New York City Transitional Finance Authority VRDN RB Series 2001 N-11 Reg. D (Citibank N.A. SPA) (VMIG1)(a)
3,500,000	0.670	03/05/09	3,500,000
New York State Dormitory Authority VRDN RB Rockefeller University Putters Series 2009-3320 (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,000,000	0.580	03/05/09	2,000,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)

New York State Dormitory Authority Austin Trust Certificates VRDN RB Series 2008-1189 (Bank of America N.A. SPA) (A-1+)(a)
$6,750,000	0.570%	03/05/09	$6,750,000
New York State Dormitory Authority Personal Income Tax VRDN RB Putters Series 2008-3160 (JPMorgan Chase & Co. SPA) (A-1+)(a)
6,660,000	0.580	03/05/09	6,660,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II R-10393 Series 2009 (Citibank N.A. SPA) (A-1)(a)
5,340,000	0.670	03/05/09	5,340,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II R-11560 for Memorial Sloan-Kettering Hospital Series 2008 (Citibank N.A. SPA) (A-1+)(a)
2,100,000	0.680	03/05/09	2,100,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II-R-11720 Series 2009 (Citibank N.A. SPA) (A-1)(a)
3,750,000	0.670	03/05/09	3,750,000
New York State Dormitory Authority VRDN RB Vassar College Putters Series 2008-3204 (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,790,000	0.580	03/05/09	1,790,000
New York State Dormitory Authority VRDN RB for Memorial Sloan-Kettering Hospital Putters Series 2008-3171 (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,750,000	0.580	03/05/09	3,750,000
New York State Dormitory Authority VRDN RB for Memorial Sloan-Kettering Hospital Putters Series 2008-3201 (JPMorgan Chase & Co. SPA) (A-1+)(a)
10,020,000	0.580	03/05/09	10,020,000
New York State Environmental Facilities Clean Water & Drinking Putters Series 2008-2871 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,640,000	0.580	03/05/09	3,640,000
New York State Environmental Facilities GO CP Series 1997 A (Bayerische Landesbank, Landesbank Hessen-Thueringen LOC) (A-1)
3,000,000	1.000	04/01/09	3,000,000
New York State Environmental Facilities GO CP Series 1998 A (Bayerische Landesbank, JPMorgan Chase & Co. and Landesbank Hessen-Thuringen LOC)
6,000,000	1.000	04/01/09	6,000,000
New York State GO VRDN Environmental Quality Series 1998 G (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
4,600,000	1.500	03/05/09	4,600,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 E (BNP Paribas LOC) (A-1+)
900,000	0.530	03/04/09	900,000
New York State Local Government Assistance Corp. VRDN RB Refunding Senior Lien Series 2008 B-CV (Royal Bank of Canada SPA) (A-1+/VMIG1)
6,000,000	0.400	03/04/09	6,000,000
New York State Local Government Assistance Corp. VRDN RB Series 1993 A (Bayerische Landesbank and Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
6,800,000	0.530	03/04/09	6,800,000
New York State Local Government Assistance Corp. VRDN RB Series 1995 G (Bank of Nova Scotia LOC) (A-1+/VMIG1)
1,400,000	0.470	03/04/09	1,400,000
New York State Museum of Modern Art VRDN RB Putter Series 2008-3119 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,335,000	0.580	03/05/09	4,335,000

			$184,069,810

North Carolina—6.2%
Cary GO VRDN Public Improvement Series 2006 (Bank of New York SPA) (A-1+/VMIG1)
$1,870,000	0.570%	03/04/09	$1,870,000
Charlotte Water & Sewer Systems VRDN RB Refunding Series 2002 C (Bank of America N.A. SPA) (A-1+/VMIG1)
780,000	0.650	03/05/09	780,000
East Carolina University VRDN RB Series 2004 (Wachovia Bank N.A. SPA) (VMIG1)
1,095,000	0.610	03/05/09	1,095,000
Greensboro Enterprise System VRDN RB Series 2005 B (Bank of America N.A. SPA) (A-1+/VMIG1)
2,425,000	0.650	03/05/09	2,425,000
Guilford County GO VRDN Series 2004 (Bank of America N.A. SPA) (A-1+/VMIG1)
3,300,000	0.600	03/04/09	3,300,000
Guilford County GO VRDN Series 2004 C (Bank of America N.A. SPA) (A-1+/VMIG1)
5,000,000	0.600	03/04/09	5,000,000
Guilford County GO VRDN Series 2005 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
600,000	0.650	03/05/09	600,000
Mecklenburg County GO VRDN Series 1996 C (Bank of America N.A. SPA) (A-1+/VMIG1)
1,600,000	0.600	03/05/09	1,600,000
Mecklenburg County GO VRDN Series 2002 C (Bank of America N.A. SPA) (A-1+/VMIG1)
3,015,000	0.650	03/04/09	3,015,000
Mecklenburg County GO VRDN Series 2003 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
2,250,000	0.650	03/04/09	2,250,000
Mecklenburg County GO VRDN Series 2004 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
2,350,000	0.580	03/05/09	2,350,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
ILA Tax-Exempt Diversified Portfolio (continued)
February 28, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

North Carolina (continued)

Mecklenburg County GO VRDN Series 2006 A (VMIG1)
$1,000,000	2.000%	11/05/09	$1,006,728
Mecklenburg County GO VRDN for Public Improvement Series 2000 C (A-1+/VMIG1)
3,600,000	0.610	03/04/09	3,600,000
Mecklenburg County GO VRDN for Public Improvement Series 2000 C (Bank of America N.A. SPA) (A-1+/VMIG1)
1,600,000	0.610	03/04/09	1,600,000
Mecklenburg County VRDN COPS Series 2001 (Bank of America N.A. SPA) (A-1+/VMIG1)
370,000	0.660	03/05/09	370,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Putters Series 2009-3333 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,000,000	0.600	03/05/09	2,000,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2007-0016 Class A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
2,950,000	0.720	03/05/09	2,950,000
North Carolina Capital Facilities Finance Agency VRDN RB for Wake Forest University Series 2004 B (A-1+/VMIG1)
3,580,000	0.560	03/05/09	3,580,000
North Carolina Educational Facilities Finance Agency VRDN RB for Duke University Project Series 1987 A (A-1+/VMIG1)
650,000	0.350	03/05/09	650,000
North Carolina Educational Facilities Finance Agency VRDN RB for Duke University Project Series 1992 A (A-1+/VMIG1)
4,400,000	0.350	03/05/09	4,400,000
North Carolina Medical Care Commission VRDN RB Refunding for Baptist Hospital Series 2009 A (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
2,000,000	0.700	03/05/09	2,000,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB Refunding for Duke University Health Systems Series 2005 A (Bank of America N.A. SPA) (A-1+/VMIG1)
1,500,000	0.580	03/04/09	1,500,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB for Novant Health Group Series 2004 A (JPMorgan Chase & Co. SPA) (A-1/VMIG1)
1,000,000	0.530	03/04/09	1,000,000
North Carolina State GO Bonds Highway Series 2004 (AAA/Aaa)
765,000	5.000	05/01/09	769,082
North Carolina State GO VRDN Refunding Series 2002 D (Landesbank Baden-Wurttemberg SPA) (A-1+/VMIG1)
2,525,000	0.530	03/04/09	2,525,000
North Carolina State GO VRDN Refunding Series 2002 E (Bayerische Landesbank SPA) (A-1+/VMIG1)
2,400,000	0.550	03/04/09	2,400,000
North Carolina State GO VRDN for Public Improvement Series 2002 D (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
1,750,000	0.650	03/04/09	1,750,000
North Carolina State GO VRDN for Public Improvement Series 2002 E (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)(b)
6,400,000	0.380	03/04/09	6,400,000
Raleigh Comb Enterprise System VRDN RB Series 2008 A (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
900,000	0.580	03/04/09	900,000
Raleigh VRDN COPS for Downtown Improvement Project Series 2004 A (A-1+/VMIG1)
1,800,000	2.500	01/20/10	1,829,170
Raleigh VRDN COPS for Downtown Improvement Project Series 2005 B-1 RMKT (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
2,000,000	0.580	03/04/09	2,000,000
University of North Carolina CP Series 2008 A (A-1)
1,000,000	1.000	03/02/09	1,000,000
University of North Carolina CP Series 2009 A
2,000,000	0.600	09/09/09	2,000,000
University of North Carolina Hospital Chapel Hill VRDN RB Refunding Series 2003 A (Bank of America N.A. SPA) (A-1+/VMIG1)
1,275,000	0.650	03/05/09	1,275,000
University of North Carolina Hospital Chapel Hill VRDN RB Refunding Series 2003 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
440,000	0.580	03/05/09	440,000
University of North Carolina VRDN RB Eagle Tax-Exempt Trust Series 2005-3014 Class A (Citibank N.A. SPA) (A-1+)(a)
5,000,000	0.690	03/05/09	5,000,000
University of North Carolina VRDN RB Series 2001 B (A-1+/VMIG1)
2,585,000	0.350	03/04/09	2,585,000
University of North Carolina VRDN RB Series 2001 C (A-1+/VMIG1)
1,460,000	0.350	03/04/09	1,460,000
Wake County GO BANS Series 2008 (SP-1+/MIG1)
1,500,000	3.500	10/15/09	1,516,583
Wake County GO VRDN Public Improvements Series 2003 C (LLoyds TSB Bank PLC SPA) (A-1+/VMIG1)
800,000	0.600	03/05/09	800,000
Wilmington VRDN RB Refunding Series 2002 (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
1,000,000	0.610	03/04/09	1,000,000

			$84,591,563

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Ohio—3.5%
Cleveland Clinic VRDN RB Floater Certificates Series 2008-59C (Wells Fargo & Co. SPA) (VMIG1)(c)
$2,800,000	1.000%	07/23/09	$2,800,000
Cleveland Waterworks VRDN RB Series 2008 Q (Bank of America N.A. LOC) (A-1+/VMIG1)
1,500,000	0.650	03/05/09	1,500,000
Columbus GO VRDN Sanitation Sewer System Series 2006-1 (A-1+/VMIG1)
1,250,000	0.350	03/05/09	1,250,000
Columbus Sewer System VRDN RB Refunding Series 2008 B (A-1+/VMIG1)
1,000,000	0.430	03/05/09	1,000,000
Franklin County Hospital VRDN RB Improvement for Nationwide Children’s Hospital Project Series 2008 B (VMIG1)
3,250,000	0.350	03/05/09	3,250,000
Montgomery County VRDN RB for Catholic Healthcare Initiative Series 2006 B-2 (A-1+/VMIG1)
9,300,000	0.560	03/04/09	9,300,000
Ohio State GO Bonds Series 2007 A (AA+/Aa1)
500,000	5.000	06/15/09	504,880
Ohio State GO VRDN Common Schools Series 2005 B (A-1+/VMIG1)
500,000	0.350	03/04/09	500,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2003 B (A-1+/VMIG1)
$6,900,000	0.400%	03/04/09	6,900,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2003 D (A-1+/VMIG1)
4,585,000	0.400	03/04/09	4,585,000
Ohio State GO VRDN for Infrastructure Improvement Series 2001 B (A-1+/VMIG1)
3,700,000	0.350	03/04/09	3,700,000
Ohio State Higher Educational Facility VRDN RB for Cleveland Clinic Putters Series 2008-3140 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,190,000	0.600	03/05/09	3,190,000
Ohio State University General Receipts VRDN RB Series 1999 B (A-1+/VMIG1)
9,400,000	0.400	03/04/09	9,400,000

			$47,879,880

Oregon—1.3%
Clackamas County Oregon Providence Health Services CP Series 2008 (A-1)
$1,500,000	1.200%	03/02/09	$1,500,000
1,000,000	2.050	03/02/09	1,000,000
3,000,000	0.800	03/11/09	3,000,000
2,500,000	0.800	04/02/09	2,500,000
Clackamas County Oregon Providence Health Services CP Series 2009
1,000,000	0.350	04/07/09	1,000,000
Oregon State GO VRDN Series 1985 73-E (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
2,100,000	0.350	03/04/09	2,100,000
Oregon State GO VRDN Series 1985 73-F (Bayerische Landesbank SPA) (VMIG1)
4,650,000	0.350	03/04/09	4,650,000
Oregon State GO VRDN Welfare Series 1985 73-H (Bayerische Landesbank SPA) (A-1+/VMIG1)
2,400,000	0.480	03/04/09	2,400,000

			$18,150,000

Pennsylvania—2.3%
Pennsylvania State GO Bonds First Series 2008 (AA/Aa2)
$1,000,000	5.000%	05/15/09	$1,006,606
Pennsylvania State GO VRDN ROCS-RR-II R-11505 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
3,400,000	0.680	03/05/09	3,400,000
Pennsylvania State Turnpike Commission VRDN RB Multi-Modal Series 2008 C (Bank of America N.A. LOC) (A-1+/VMIG1)
3,000,000	0.600	03/05/09	3,000,000
Philadelphia GO TRANS Series 2008 A (SP-1+/MIG1)
12,000,000	3.500	06/30/09	12,059,218
Philadelphia Hospitals & Higher Education Facilities Authority VRDN RB for Children’s Hospital Project Series 2008 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
800,000	0.500	03/02/09	800,000
Philadelphia Hospitals & Higher Education Facilities Authority VRDN RB for Children’s Hospital Series 2008 A (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
4,700,000	0.500	03/02/09	4,700,000
Philadelphia Water & Wastewater Systems VRDN RB Series 1997 B RMKT (Bank of America N.A. LOC) (A-1+/VMIG1)
5,000,000	0.620	03/04/09	5,000,000
St. Mary’s Hospital Authority Bucks County VRDN RB for Catholic Healthcare Series 2004 C (A-1+/VMIG1)
1,300,000	0.300	03/04/09	1,300,000
Washington County Authority VRDN RB Refunding for University of Pennsylvania Series 2004 (A-1+/VMIG1)
735,000	0.350	03/05/09	735,000

			$32,000,824

Rhode Island—2.5%
Rhode Island Health & Education Building Corp. Higher Educational Facilities VRDN RB for Brown University Series 2001 B (A-1+/VMIG1)
$7,115,000	0.400%	03/05/09	$7,115,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
ILA Tax-Exempt Diversified Portfolio (continued)
February 28, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Rhode Island (continued)

Rhode Island Health & Education Building Corp. Higher Educational Facilities VRDN RB for Brown University Series 2003 B (A-1+/VMIG1)
$1,400,000	0.350%	03/05/09	$1,400,000
Rhode Island Health & Educational Building Corp. Higher Educational Facilities VRDN RB Refunding for Rhode Island School of Design Series 2008 A (Bank of America N.A. LOC) (VMIG1)
3,890,000	0.750	03/04/09	3,890,000
Rhode Island Health & Educational Building Corp. Higher Educational Facilities VRDN RB Refunding for Rhode Island School of Design Series 2008 B (Bank of America N.A. LOC) (VMIG1)
3,000,000	0.530	03/04/09	3,000,000
Rhode Island State & Providence Plantations GO TANS Series 2008 (SP-1+)
18,400,000	3.500	06/30/09	18,480,211

			$33,885,211

South Carolina—0.4%
Charleston Waterworks & Sewer VRDN RB Capital Improvements Series 2006 B (Wachovia Bank N.A. SPA) (A-1+)
$700,000	0.650%	03/05/09	$700,000
Charleston Waterworks & Sewer VRDN RB Refunding & Capital Improvement Series 2003 A (Bank of America N.A. SPA) (A-1+/VMIG1)
1,650,000	0.650	03/05/09	1,650,000
Greenville Hospital System Facilities VRDN RB Refunding Series 2008 C (Bank of America N.A. LOC) (A-1+/VMIG1)
3,000,000	0.650	03/05/09	3,000,000
South Carolina Transportation Infrastructure Bank VRDN RB Refunding Series 2003 B3 RMKT (Wachovia Bank N.A. LOC) (VMIG1)
600,000	0.510	03/04/09	600,000

			$5,950,000

Tennessee—5.5%
City of Memphis GO CP Series 2001 (Westdeutsche Landesbank AG SPA)
$1,000,000	0.600%	03/12/09	$1,000,000
9,000,000	0.650	03/12/09	9,000,000
2,000,000	0.750	03/20/09	2,000,000
City of Memphis GO CP Series 2001 (Westdeutsche Landesbank AG SPA) (A-1)
2,500,000	1.200	03/12/09	2,500,000
Knoxville Tennessee GO Bonds Refunding Series 2004 B (AA+/Aa2)
2,335,000	5.000	05/01/09	2,347,059
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2000 B (A-1+/VMIG1)
12,990,000	0.350	03/05/09	12,990,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB for Vanderbilt University Series 2005 A-2 (A-1+/VMIG1)
1,100,000	0.300	03/05/09	1,100,000
Shelby County Health Educational & Housing Facilities Board VRDN RB for Baptist Memorial Healthcare Series 2004 A (AA)
27,595,000	2.500	04/02/09	27,595,000
Tennessee State GO CP Series 2009 A (Tennessee Consolidated Retirement System SPA)
3,000,000	0.400	03/02/09	3,000,000
2,300,000	0.600	04/06/09	2,300,000
5,000,000	0.550	06/11/09	5,000,000
Vanderbilt University CP Series 2005 B-1 (MBIA)
4,000,000	1.000	05/18/09	4,000,000
Vanderbilt University CP Series 2009 A
2,500,000	0.550	04/13/09	2,500,000

			$75,332,059

Texas—14.2%
Cypress-Fairbanks ISD GO VRDN Putters Series 2008-3084Z (PSF-GTF) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
$2,500,000	0.670%	03/05/09	$2,500,000
Dallas Area Rapid Transit Sales Tax VRDN RB ROCS-RR-II R-11716 Series 2009 (Citibank N.A.) (A-1+)(a)
1,500,000	0.680	03/05/09	1,500,000
Dallas Waterworks & Sewer Systems RB Series 2005 (AAA/Aa2)
2,500,000	5.000	10/01/09	2,548,586
Denton ISD GO VRDN Putters Series 2008-2765 (PSF-GTD) (JPMorgan Chase & Co. SPA) (A-1)(a)
630,000	0.670	03/05/09	630,000
Eagle Mountain and Saginaw ISD GO VRDN Floater Certificates Series 2008 53C (PSF-GTD) (Wells Fargo & Co. SPA) (F1+)(c)
2,770,000	1.000	07/23/09	2,770,000
Fort Bend ISD GO VRDN Series 2008 25C-1 3C7 (PSF-GTD) (Wells Fargo & Co. SPA) (F1+)(a)
9,905,000	1.000	07/23/09	9,905,000
Garland CP Series 2009 (Bank of America N.A. SPA)
1,000,000	0.700	07/07/09	1,000,000
Harris County Flood Control District GO VRDN ROCS-RR-II R-11313 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
760,000	0.680	03/05/09	760,000
Harris County GO VRDN ROCS-RR-II R-10360 Series 2009 (Citibank N.A.) (A-1)(a)
3,000,000	0.680	03/05/09	3,000,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)

Harris County Metropolitan Transit Authority CP Series 2009 A (Compass Bank and JPMorgan Chase & Co. SPA)
$6,000,000	0.500%	03/02/09	$6,000,000
Houston GO Bonds Refunding and Public Improvement Series 1999 A (AA/Aa3)
2,000,000	5.250	03/01/09	2,000,164
Houston GO CP Series 2009 E-1 (Banco Bilbao Vizcaya SPA)
4,500,000	0.600	04/01/09	4,500,000
600,000	0.650	04/01/09	600,000
Houston Higher Education Finance Corp. VRDN RB for Rice University Eagle Series 2007-0077 A (Citibank N.A. SPA) (A-1)(a)
3,430,000	0.670	03/05/09	3,430,000
Houston Higher Education Finance Corp. VRDN RB for Rice University Floaters Series 2007-2042 (Wells Fargo Bank N.A. SPA) (VMIG1)(c)
3,300,000	1.000	08/13/09	3,300,000
Houston Higher Education Finance Corp. VRDN RB for Rice University Project Series 2008 B (A-1+/VMIG1)
1,760,000	0.600	03/02/09	1,760,000
Houston Utility Systems VRDN RB Refunding First Lien Series 2008 A-1 (Bank of America N.A. LOC) (A-1+/VMIG1)
2,500,000	0.650	03/05/09	2,500,000
Longview ISD GO VRDN Putters Series 2008-3059 (PSF-GTD) (JPMorgan Chase Bank SPA) (A-1)(a)
2,295,000	0.670	03/05/09	2,295,000
Lower Colorado River Authority VRDN RB Putters Series 2008-2994 (BHAC) (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,710,000	0.750	03/05/09	2,710,000
Lubbock Health Facilities Development Corp. VRDN RB Refunding for St. Joseph Health Systems Series 2008 A (A-1+/VMIG1)
3,955,000	0.450	03/05/09	3,955,000
North East ISD Eclipse Funding Trust GO VRDN Solar Eclipse Series 2007-0101 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(a)
1,000,000	0.520	03/05/09	1,000,000
Plano GO VRDN Floater Series 2007-1862 (Wells Fargo & Co. SPA) (VMIG1)(a)
2,915,000	0.620	03/05/09	2,915,000
Rice University CP Series 2008 (A-1)
1,000,000	0.900	03/02/09	1,000,000
1,200,000	0.800	03/03/09	1,200,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2008-2957 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
1,780,000	0.600	03/05/09	1,780,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2008-3247 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,730,000	0.600	03/05/09	2,730,000
San Antonio Electric & Gas Systems VRDN RB Systems Junior Lien Series 2003 (Bank of America N.A. SPA) (A-1+/VMIG1)
5,350,000	0.600	03/04/09	5,350,000
San Antonio IDA GO VRDN ROCS-RR-II R-10333 Series 2009 (PSF—GTD) (Citibank N.A. SPA) (A-1)(a)
2,000,000	0.680	03/05/09	2,000,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Scott and White Memorial Hospital Series 2008 A (Bank of America N.A. LOC) (A-1+/VMIG1)
1,900,000	0.550	03/05/09	1,900,000
Texas Municipal Power Authority CP Series 2005 (Bayerische Landesbank and Bank of America N.A. LOC)
8,955,000	0.350	03/02/09	8,955,000
12,000,000	0.650	03/04/09	12,000,000
2,000,000	0.500	04/07/09	2,000,000
Texas State Austin Trust Certificates VRDN GO Series 2008-1147 (Bank of America N.A. SPA) (A-1+)(a)
5,000,000	0.620	03/05/09	5,000,000
Texas State GO Bonds Refunding for Public Finance Authority Series 2008 A (AA/Aa1)
2,250,000	5.000	10/01/09	2,293,865
Texas State Public Finance Authority CP Series 2002
1,200,000	0.530	07/28/09	1,200,000
Texas State Public Finance Authority CP Series 2002 (A-1+/P-1)
1,100,000	0.650	03/23/09	1,100,000
Texas State Public Finance Authority CP Series 2003 C
1,550,000	0.400	04/01/09	1,550,000
1,800,000	0.500	08/24/09	1,800,000
Texas State Public Finance Authority GO CP Series 2009
500,000	0.550	06/11/09	500,000
Texas State TRANS Series 2008 (SP-1+/MIG1)
26,300,000	3.000	08/28/09	26,480,616
Texas State Transportation Commission Austin Trust Certificates GO VRDN Series 2007-1026 (Bank of America N.A. SPA) (A-1+)(a)
3,000,000	0.620	03/05/09	3,000,000
Texas State Transportation Commission State Highway Fund VRDN RB First Tier Series 2006 B (Banco Bilbao Vizcaya SPA) (A-1+/VMIG1)
700,000	0.590	03/04/09	700,000
Texas State Transportation GO VRDN Floaters Series 2007-2043 (Wells Fargo Bank N.A. SPA) (F1+)(c)
1,270,000	1.000	08/13/09	1,270,000
Texas Technical University CP Series 2008 A-1 (A-1+/P-1)
2,529,000	1.050	04/01/09	2,529,000
Texas Technical University CP Series 2009 A-1
1,000,000	0.400	03/05/09	1,000,000
Texas Water Development Board Austin Trust Certificates VRDN RB Series 2008-1173 (Bank of America N.A. SPA) (A-1+)
1,500,000	0.620	03/05/09	1,500,000
University of Texas CP Series 2008 (A-1+/P-1)
5,000,000	1.600	03/02/09	5,000,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
ILA Tax-Exempt Diversified Portfolio (continued)
February 28, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)

University of Texas CP Series 2009
$4,576,000	0.450%	05/18/09	$4,576,000
1,000,000	0.500	06/11/09	1,000,000
4,000,000	0.500	07/28/09	4,000,000
3,500,000	0.500	08/24/09	3,500,000
University of Texas Permanent University Fund VRDN RB ROCS-RR-II R-11290 Series 2007 (Citibank N.A. SPA) (A-1)(a)
1,000,000	0.680	03/05/09	1,000,000
University of Texas Permanent University Fund VRDN RB Series 2007-1574 (Rabobank Netherland SPA) (F1+)(a)
4,987,500	0.670	03/05/09	4,987,500
University of Texas VRDN RB Financing System Series 2008 B (A-1+/VMIG1)
1,550,000	0.350	03/05/09	1,550,000
University of Texas VRDN RB ROCS-RR-II R-11077 Series 2007 (Citibank N.A. SPA) (A-1)(a)
4,090,000	0.680	03/05/09	4,090,000
University of Texas VRDN RB Refunding Financing System Series 2007 B (A-1+/VMIG1)
9,845,000	0.300	03/05/09	9,845,000
3,000,000	0.400	03/05/09	3,000,000
Waco Texas Educational Finance Corp. VRDN RB for Baylor University Series 2008 B (JPMorgan Chase & Co. SPA) (A-1+)
1,465,000	0.530	03/04/09	1,465,000

			$194,430,731

Utah—1.8%
Jordan School District GO Bonds for Utah School Bond Guaranty Program Series 2007 (State of Utah SPA) (Aaa)
$500,000	4.000%	06/15/09	$503,265
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 C (A-1+)
2,500,000	0.650	03/02/09	2,500,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 D (A-1+)
1,200,000	0.650	03/02/09	1,200,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2005 C (Northern Trust Co. SPA) (A-1+/VMIG1)
2,700,000	0.600	03/02/09	2,700,000
Riverton Hospital Revenue VRDN RB for IHC Health Services, Inc. Putters Series 2007-1762 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
5,000,000	0.600	03/05/09	5,000,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 B (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
5,000,000	0.480	03/05/09	5,000,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 C (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
5,800,000	0.530	03/05/09	5,800,000
Weber County Hospital VRDN RB for IHC Health Services Series 2000 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
1,620,000	0.650	03/02/09	1,620,000
Weber County Hospital VRDN RB for IHC Health Services Series 2000 C (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
700,000	0.650	03/02/09	700,000

			$25,023,265

Virginia—1.9%
Arlington County Public Improvement GO Bonds Series 2007 (AAA/Aaa)
$1,000,000	5.000%	03/15/09	$1,001,314
Fairfax County Economic Development Authority VRDN RB for Smithsonian Institution Series 2003 B (Bank of America N.A. SPA) (A-1+/VMIG1)
900,000	0.430	03/05/09	900,000
Fairfax County IDA VRDN RB for Inova Health System Project Series 2005 A-2 (A-1/VMIG1)
8,040,000	0.540	03/04/09	8,040,000
Fairfax County IDA VRDN RB for Inova Health System Project Series 2008 C-2 (A-1+/VMIG1)
6,490,000	1.600	04/20/09	6,490,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Series 2003 E (A-1+/VMIG1)
4,000,000	0.420	03/04/09	4,000,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Series 2003 F (A-1+/VMIG1)
1,875,000	0.420	03/04/09	1,875,000
Virginia College Building Authority Educational Facilities RB for 21st Century College & Equipment Series 2008 A (AA+/Aa1)
500,000	5.000	02/01/10	519,468
Virginia Small Business Financing Authority Hospital VRDN RB for Carilion Clinic Obligation Series 2008 B (Bank of America N.A. SPA) (VMIG1)
1,950,000	0.600	03/02/09	1,950,000
Virginia State Public School Authority RB Refunding School Financing 1997 Series 2003 D (AA+/Aa1)
550,000	5.000	02/01/10	570,634
Virginia State Resources Authority Clean Water RB Refunding Subordinated State Revolving Fund Series 2005 (AAA/Aaa)
1,000,000	5.000	10/01/09	1,016,722

			$26,363,138

Washington—2.1%
Energy Northwest Electric VRDN RB Refunding Project No. 3 Series 2003 E (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
$6,825,000	0.480%	03/04/09	$6,825,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Washington (continued)

King County CP Series 2008 (Bayerische Landesbank SPA) (A-1/P-1)
$2,000,000	0.950%	03/19/09	$2,000,000
King County GO Bonds Refunding Series 2003 (AAA/Aaa)
500,000	5.000	06/01/09	504,198
King County Sewer System VRDN RB Junior Lien Series 2001 A (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
1,300,000	0.450	03/04/09	1,300,000
King County Sewer System VRDN RB Junior Lien Series 2001 B (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
4,600,000	0.400	03/04/09	4,600,000
Washington State GO Bonds for Motor Vehicle Fuel Tax Series 2009 D (AA+/Aa1)
2,680,000	2.500	02/01/10	2,724,195
Washington State GO VRDN ROCS-RR-II R-12023 Series 2007 (Citibank N.A. SPA) (VMIG1)(a)
4,180,000	0.730	03/05/09	4,180,000
Washington State GO VRDN Series 1996 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
5,300,000	0.500	03/04/09	5,300,000
Washington State Health Austin Trust Certificates VRDN RB Series 2008-1180 (Bank of America N.A. SPA) (VMIG1)(a)
1,000,000	0.620	03/05/09	1,000,000

			$28,433,393

Wisconsin—1.1%
Milwaukee GO Promissory Notes Series 2009 N1 (AA/Aa2)
$3,400,000	2.500%	02/15/10	$3,461,825
Wisconsin Health System Sisters Hospital CP Series 2003 B (FSA)
4,300,000	1.500	05/18/09	4,300,000
5,800,000	1.500	05/19/09	5,800,000
Wisconsin Health System Sisters Hospital CP Series 2009
1,000,000	0.400	04/03/09	1,000,000

			$14,561,825

Total Investments—100.0%			$1,364,791,537

Liabilities in Excess of Other Assets—0.0%			(557,258)

Net Assets—100.0%			$1,364,234,279

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At February 28, 2009, these securities amounted to $234,457,500 or approximately 17.2% of net assets.
(b)	All or a portion represents a forward commitment.
(c)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At February 28, 2009, these securities amounted to $10,140,000 or approximately 0.7% of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities or the prerefunded date for those types of securities.

Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service/Fitch. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

Investment Abbreviations:
BANS	—	Bond Anticipation Notes
BHAC	—	Berkshire Hathaway Assurance Corp.
COPS	—	Certificates of Participation
CP	—	Commercial Paper
DOT	—	Department of Transportation
FNMA	—	Insured by Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance Co.
GO	—	General Obligation
GTD	—	Guaranteed
IDA	—	Industrial Development Authority
IDB	—	Industrial Development Bond
ISD	—	Independent School District
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MF Hsg.	—	Multi-Family Housing
PCRB	—	Pollution Control Revenue Bond
PSF	—	Guaranteed by Permanent School Fund
PSF-GTD	—	Guaranteed by Permanent School Fund
RANS	—	Revenue Anticipation Notes
RB	—	Revenue Bond
RMKT	—	Remarketed
SPA	—	Stand-by Purchase Agreement
TANS	—	Tax Anticipation Notes
TRANS	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Notes

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
ILA Tax-Exempt New York Portfolio
February 28, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York—99.8%
Buffalo Municipal Water Finance Authority Water System VRDN RB Refunding Series 2008 (JPMorgan Chase & Co. LOC) (A-1+)
$4,020,000	0.500%	03/04/09	$4,020,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 1A RMKT (Bayerische Landesbank and Landesbank Baden-Wurttemberg LOC) (A-1+/VMIG1)
14,100,000	0.580	03/04/09	14,100,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 2B (Bayerische Landesbank LOC) (A-1+/VMIG1)
3,250,000	0.520	03/02/09	3,250,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 3B RMKT (Westdeutsche Landesbank LOC) (A-1+/VMIG1)
1,700,000	0.480	03/02/09	1,700,000
Metropolitan Transportation Authority VRDN RB Dedicated Tax Fund Refunding Series 2008 Subseries B-1 (Bank of Nova Scotia LOC) (A-1+)
2,300,000	0.350	03/05/09	2,300,000
Metropolitan Transportation Authority VRDN RB Putters Series 2008-3005 (BHAC) (JPMorgan Chase & Co. SPA)(a)
3,555,000	0.750	03/05/09	3,555,000
Metropolitan Transportation Authority VRDN RB Series 2008 Subseries G-1 RMKT (Bank of Nova Scotia LOC) (VMIG1)
14,450,000	0.450	03/05/09	14,450,000
Nassau County GO RANS Series 2008 B (SP-1+/MIG1)
15,000,000	3.000	05/15/09	15,042,564
Nassau County GO TANS Series 2008 (SP-1+/MIG1)
10,000,000	2.000	09/30/09	10,069,560
New York City GO Bonds Fiscal 2008 Series 2007 Subseries C-1 (AA/Aa3)
2,960,000	4.250	10/01/09	3,001,548
New York City GO Bonds Series 2002 E (AA/Aa3)
2,620,000	5.250	08/01/09	2,653,624
New York City GO Bonds Series 2002 F (AA/Aa3)
2,000,000	5.250	08/01/09	2,030,204
New York City GO Bonds Series 2004 G (AA/Aa3)
1,000,000	5.000	08/01/09	1,018,073
New York City GO VRDN Series 1996 Subseries J-2 RMKT (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
2,300,000	0.560	03/04/09	2,300,000
New York City GO VRDN Series 2002 Subseries C-4 (BNP Paribas LOC) (A-1+/VMIG1)
3,580,000	0.480	03/04/09	3,580,000
New York City GO VRDN Series 2003 Subseries G-3 (Bank of Nova Scotia LOC) (A-1+/VMIG1)
4,955,000	0.400	03/04/09	4,955,000
New York City GO VRDN Series 2004 Subseries H-2 (Bank of New York LOC) (A-1+/VMIG1)
1,195,000	0.480	03/04/09	1,195,000
New York City GO VRDN Series 2004 Subseries H-4 (Bank of New York LOC) (A-1+/VMIG1)
900,000	0.480	03/02/09	900,000
New York City Health & Hospital Corp. VRDN RB Health Systems Series 2008 B (GO of Corp.) (TD Banknorth LOC) (A-1+/VMIG1)
2,000,000	0.350	03/04/09	2,000,000
New York City Health & Hospital Corp. VRDN RB Health Systems Series 2008 C (GO of Corp.) (TD Banknorth LOC) (A-1+/VMIG1)
2,670,000	0.470	03/04/09	2,670,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 2 Gold Street Series 2006 A (FNMA) (A-1+)
1,800,000	0.480	03/04/09	1,800,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 90 West Street Series 2006 A (FNMA) (A-1+)
6,715,000	0.480	03/04/09	6,715,000
New York City IDA Civic Facility VRDN RB ROCS RR II R-11558 Series 2008 (BHAC) (Citibank N.A.) (A-1)(a)
2,700,000	0.730	03/05/09	2,700,000
New York City Municipal Water Finance Authority Austin Trust Certificates VRDN RB Series 2007-1038 (Bank of America N.A. SPA) (A-1+)(a)
1,548,000	0.570	03/05/09	1,548,000
New York City Municipal Water Finance Authority CP Series 2009 (Bayerische Landesbank and Westdeutsche Landesbank AG SPA)
2,000,000	0.300	03/09/09	2,000,000
5,000,000	0.300	03/13/09	5,000,000
New York City Municipal Water Finance Authority CP Series 5 A (Bayerische Landesbank and Westdeutsche Landesbank AG SPA) (A-1+)
2,000,000	0.400	03/12/09	2,000,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Putters Series 2008-3026 (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,780,000	0.580	03/05/09	1,780,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB ROCS RR II R-406 Series 2005 (Citibank N.A. SPA) (A-1)(a)
240,000	0.670	03/05/09	240,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Second General Resolution Series 2006 CC-2 (Bank of Nova Scotia SPA) (A-1+/VMIG1)
2,500,000	0.800	03/02/09	2,500,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB Series 2008 Subseries B-4 (BNP Paribas SPA) (A-1+/VMIG1)
5,075,000	0.460	03/05/09	5,075,000
New York City Transitional Finance Authority RB Future Tax Secured Series 2000 B (AAA/Aa1)
1,000,000	5.750	11/15/09	1,026,925

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)

New York City Transitional Finance Authority RB Subordinated Future Tax Secured Series 2006 Subseries A-1 (AAA/Aa2)
$5,440,000	5.000%	08/01/09	$5,530,042
New York City Transitional Finance Authority RB Unrefunded Balance Future Tax Secured Series 1998 A (AAA/Aa1)
3,685,000	5.000	05/15/09	3,742,701
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1998 A2 (Bank of Nova Scotia SPA) (A-1+/VMIG1)
1,400,000	0.510	03/04/09	1,400,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3E (Landesbank Baden-Wurttemberg SPA) (A-1+/VMIG1)
6,200,000	0.550	03/02/09	6,200,000
New York City Transitional Finance Authority VRDN RB Series 2001 N-11 Reg. D (Citibank N.A.) (VMIG1)(a)
3,500,000	0.670	03/05/09	3,500,000
New York City Trust Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A1 RMKT (VMIG1)
18,100,000	0.300	03/05/09	18,100,000
New York City Trust Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A2 RMKT (VMIG1)
1,000,000	0.300	03/05/09	1,000,000
New York City Trust Cultural Resources VRDN RB for Pierpont Morgan Library Series 2004 (JPMorgan Chase & Co. SPA) (A-1+)
7,775,000	0.430	03/05/09	7,775,000
New York City Trust Cultural Resources VRDN RB Refunding for American Museum of Natural History Series 2008 A1 (Bank of America N.A. SPA) (A-1+/VMIG1)
11,700,000	0.400	03/02/09	11,700,000
New York State Dormitory Authority Austin Trust Certificates VRDN RB Series 2008-1195 (Bank of America N.A. SPA) (A-1+)(a)
10,000,000	0.570	03/05/09	10,000,000
New York State Dormitory Authority for Columbia University CP Series 2002 C (A-1+)
2,000,000	0.600	07/28/09	2,000,000
New York State Dormitory Authority for Cornell University CP Series 2009
15,000,000	0.350	03/18/09	15,000,000
New York State Dormitory Authority for Memorial Sloan-Kettering Hospital VRDN RB Putter Series 2008-3171 (JPMorgan Chase & Co. SPA) (A-1+)(a)
10,455,000	0.580	03/05/09	10,455,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Columbia University Series 2003 B RMKT (A-1+/VMIG1)
4,800,000	0.300	03/05/09	4,800,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University Series 2005 A Convertible (A-1+)
10,860,000	0.300	03/05/09	10,860,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University Series 2005 A2 Convertible (A-1+)
8,300,000	0.300	03/05/09	8,300,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for University of Rochester Series 2006 A-1 RMKT (Bank of America N.A. LOC) (VMIG1)
4,000,000	0.510	03/04/09	4,000,000
New York State Dormitory Authority RB for Mental Health Services Facilities Series 2003 D-1 (AA-)
2,255,000	5.000	02/15/10	2,329,881
New York State Dormitory Authority RB for Personal Income Tax Series 2003 A (AAA/Aa3)
1,450,000	5.000	03/15/09	1,452,048
New York State Dormitory Authority RB for Personal Income Tax State Facilities and Equipment Series 2006 B (AAA)
2,695,000	5.000	03/15/09	2,698,583
New York State Dormitory Authority State Supported Debt VRDN RB for Cornell University Series 2004 B RMKT (HSBC Bank USA N.A. SPA) (A-1+/VMIG1)
500,000	0.300	03/05/09	500,000
New York State Dormitory Authority State Supported Debt VRDN RB for University of Rochester Series 2003 B Convertible (HSBC Bank USA N.A. LOC) (A-1+/VMIG1)
6,700,000	0.550	03/02/09	6,700,000
New York State Dormitory Authority VRDN RB for Columbia University Putter Series 2009-3304 (JPMorgan Chase & Co.) (VMIG1)(a)
3,000,000	0.580	03/05/09	3,000,000
New York State Dormitory Authority VRDN RB for Mental Health Services Facilities Series 2003 Subseries D-2G (Bank of Nova Scotia SPA) (A-1+)
1,100,000	0.530	03/05/09	1,100,000
New York State Dormitory Authority VRDN RB for Metropolitan Museum of Art Series 1993 A (A-1+/VMIG1)
2,035,000	0.250	03/04/09	2,035,000
New York State Dormitory Authority VRDN RB for Metropolitan Museum of Art Series 1993 B (A-1+/VMIG1)
2,890,000	0.250	03/04/09	2,890,000
New York State Dormitory Authority VRDN RB Putters Series 2008-3209 (JPMorgan Chase & Co. SPA) (A-1+)
7,155,000	0.580	03/05/09	7,155,000
New York State Dormitory Authority VRDN RB Secondary Issues Eagle Series 2007-0096 Class A (Citibank N.A. SPA) (A-1)(a)
885,000	0.660	03/05/09	885,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
ILA Tax-Exempt New York Portfolio (continued)
February 28, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)

New York State Dormitory Authority VRDN RB Secondary Issues for Columbia University Trust Receipts Series 2006 K1 Reg. D (Citibank N.A. SPA) (VMIG1)(a)
$8,535,000	0.670%	03/05/09	$8,535,000
New York State Dormitory Authority VRDN RB Secondary Issues ROCS RR II R-11535 Series 2008 (Citibank N.A.) (A-1)(a)
2,270,000	0.670	03/05/09	2,270,000
New York State Dormitory Authority VRDN RB Secondary Issues Series 2007-1861 (Wells Fargo Bank) (A-1)(a)
3,545,000	0.620	03/05/09	3,545,000
New York State Environmental Clean Water VRDN RB Putters Series 2008-3195Z (JP Morgan Chase & Co. SPA) (VMIG1)(a)
1,295,000	0.700	03/02/09	1,295,000
New York State Environmental Facilities GO CP Series 1998 A (JPMorgan Chase & Co., Bayerische Landesbank and Landesbank Hessen-Thuringen LOC) (A-1)
2,000,000	1.000	04/01/09	2,000,000
New York State Environmental Quality Facilities GO VRDN Series 1998 G (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
5,500,000	1.500	03/05/09	5,500,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 I (Landesbank Hessen-Thueringen LOC) (A-1+)
500,000	0.580	03/04/09	500,000
New York State Housing Finance Agency VRDN RB 100 Maiden Lane Series 2004 A RMKT (FNMA) (VMIG1)
8,900,000	0.550	03/04/09	8,900,000
New York State Housing Finance Agency VRDN RB for 10 Barclay Street Series 2004 A (FNMA) (VMIG1)
1,100,000	0.480	03/04/09	1,100,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA) (VMIG1)
11,600,000	0.480	03/04/09	11,600,000
New York State Housing Finance Agency VRDN RB for Historic Front Street Housing Series 2003 A (Bank of New York LOC) (VMIG1)
5,000,000	0.520	03/04/09	5,000,000
New York State Housing Finance Agency VRDN RB for North End Series 2004 A RMKT (FNMA) (VMIG1)
6,000,000	0.430	03/04/09	6,000,000
New York State Housing Finance Agency VRDN RB for Tribeca Green Housing Series 2003 A (Landesbank Hessen-Thueringen LOC) (VMIG1)
5,795,000	0.550	03/04/09	5,795,000
New York State Local Government Assistance Corp. RB Refunding Subordinated Lien Series 2003 A-2 (AAA/Aa3)
2,945,000	5.000	04/01/09	2,953,563
New York State Local Government Assistance Corp. RB Series 2008 C (AAA)
2,540,000	4.000	04/01/09	2,545,342
New York State Local Government Assistance Corp. VRDN RB Series 1993 A (Bayerische Landesbank and Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
6,725,000	0.530	03/04/09	6,725,000
New York State Local Government Assistance Corp. VRDN RB Series 1995 B (Bank of Nova Scotia LOC) (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
4,400,000	0.300	03/04/09	4,400,000
New York State Local Government Assistance Corp. VRDN RB Series 1995 C (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
1,700,000	0.300	03/04/09	1,700,000
New York State Local Government Assistance Corp. VRDN RB Series 1995 G (Bank of Nova Scotia LOC) (A-1+/VMIG1)
1,900,000	0.470	03/04/09	1,900,000
New York State Thruway Authority General Highway & Bridge Trust Fund RB Series 2008 B (AA)
6,120,000	3.000	04/01/09	6,127,339
New York State Thruway Authority RB for Bridge Service Contract Refunding Series 2008 (AA-)
1,600,000	4.000	04/01/09	1,602,805
New York State Thruway Authority Service Contract RB for Local Highway & Bridge Series 2002 (AA-/A1)
1,500,000	5.250	04/01/09	1,503,927
Port Authority of New York & New Jersey VRDN RB Putters Series 1546 (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,405,000	0.580	03/05/09	1,405,000
Port Authority of New York & New Jersey VRDN RB Putters Series 2008-3095 (JPMorgan Chase Bank) (VMIG1)(a)
4,445,000	0.580	03/05/09	4,445,000
Port Authority of New York & New Jersey VRDN RB ROCS RR II R-664 Series 2006 (Citibank N.A.) (F1+)(a)
3,660,000	0.670	03/05/09	3,660,000
Suffolk County GO TANS Series 2009 (SP-1+/MIG1)
10,000,000	1.750	08/13/09	10,042,900
Tompkins County IDA VRDN RB for Cornell University Civic Facility Series 2002 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
4,900,000	0.450	03/05/09	4,900,000
Triborough Bridge & Tunnel Authority Austin Trust Certificates VRDN RB Series 2008-1188 (Bank of America N.A. SPA) (A-1+)(a)
3,000,000	0.570	03/05/09	3,000,000
Triborough Bridge & Tunnel Authority RB for Convention Center Project Series 1990 E (AA-/A1)
2,935,000	7.250	01/01/10	3,066,279
Triborough Bridge & Tunnel Authority RB Series 2008 C (AA-/Aa2)
7,500,000	4.000	11/15/09	7,680,597
Triborough Bridge & Tunnel Authority VRDN RB Putters Series 2008-2763 (JPMorgan Chase & Co. SPA) (A-1/VMIG1)(a)
6,165,000	0.580	03/05/09	6,165,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)

Triborough Bridge & Tunnel Authority VRDN RB Putters Series 2008-3093 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
$5,775,000	0.580%	03/05/09	$5,775,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2005 Subseries B-3 (Bank of America N.A. SPA) (A-1+/VMIG1)
3,475,000	0.620	03/05/09	3,475,000

			$427,396,505

Total Investments—99.8%			$427,396,505

Other Assets in Excess of Liabilities—0.2%			792,819

Net Assets—100.0%			$428,189,324

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At February 28, 2009, these securities amounted to $77,758,000 or approximately 18.2% of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Securities ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service/Fitch and are unaudited. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

Investment Abbreviations:

AMBAC	—	Insured by American Municipal Bond Assurance Corp.
BHAC	—	Berkshire Hathaway Assurance Corp.
CP	—	Commercial Paper
FNMA	—	Insured by Federal National Mortgage Association
GO	—	General Obligation
IDA	—	Industrial Development Authority
LOC	—	Letter of Credit
MF Hsg.	—	Multi-Family Housing
RANS	—	Revenue Anticipation Notes
RB	—	Revenue Bond
RMKT	—	Remarketed
ROCS	—	Reset Option Certificates
RR	—	Revenue Refunding
SPA	—	Stand-by Purchase Agreement
TANS	—	Tax Anticipation Notes
VRDN	—	Variable Rate Demand Notes

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
ILA Treasury Instruments Portfolio
February 28, 2009 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Treasury Obligations—100.0%
United States Treasury Bills
$29,000,000	0.075%		03/05/09	$28,999,758
13,000,000	0.090		03/05/09	12,999,870
12,700,000	0.110		03/05/09	12,699,845
12,500,000	0.120		03/05/09	12,499,833
12,500,000	0.125		03/05/09	12,499,826
4,000,000	0.130		03/05/09	3,999,942
108,500,000	0.140		03/05/09	108,498,312
100,000,000	0.085		03/12/09	99,997,403
22,800,000	0.110		03/12/09	22,799,234
3,000,000	0.235		03/12/09	2,999,785
8,000,000	0.245		03/12/09	7,999,401
150,000,000	0.250		03/12/09	149,988,542
3,000,000	0.265		03/12/09	2,999,757
105,000,000	0.100		03/19/09	104,994,750
6,000,000	0.125		03/19/09	5,999,625
10,000,000	0.135	(a)	03/19/09	9,999,362
11,000,000	0.140	(a)	03/19/09	10,999,273
11,000,000	0.170		03/19/09	10,999,065
45,000,000	0.230		03/19/09	44,994,825
7,000,000	0.245		03/19/09	6,999,142
72,000,000	0.250		03/19/09	71,991,000
39,000,000	0.255		03/19/09	38,995,027
144,800,000	0.205		03/26/09	144,779,267
61,900,000	0.180		04/09/09	61,887,929
5,000,000	0.190		04/09/09	4,998,971
5,900,000	0.520		05/15/09	5,893,608
28,000,000	0.530		05/15/09	27,969,083
14,900,000	0.535		05/15/09	14,883,393
30,000,000	0.550		05/15/09	29,965,625
2,000,000	0.560		05/15/09	1,997,667
4,700,000	0.930		05/15/09	4,690,894
11,000,000	0.300		05/21/09	10,992,575
56,800,000	0.840		05/21/09	56,692,648
3,000,000	0.265		05/28/09	2,998,057
7,000,000	0.275		05/28/09	6,995,294
4,000,000	0.295		05/28/09	3,996,788
15,000,000	0.300		05/28/09	14,988,467
26,000,000	0.313	(a)	06/04/09	25,979,462
4,800,000	0.380		06/04/09	4,795,187
20,000,000	0.400		06/04/09	19,978,889
10,000,000	0.415		06/04/09	9,989,049
30,000,000	0.425		06/04/09	29,966,354
30,000,000	0.430		06/04/09	29,965,958
16,000,000	0.380		07/02/09	15,979,227
11,000,000	0.390		07/02/09	10,985,342
7,000,000	0.315		07/09/09	6,992,038
27,000,000	0.470		08/20/09	26,939,370
20,000,000	0.645		11/19/09	19,905,758

Total Investments—100.0%				$1,380,160,477

Liabilities in Excess of Other Assets—0.0%				(275,158)

Net Assets—100.0%				$1,379,885,319

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

Interest rates represent the annualized yield on date of purchase for discounted securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
ILA Treasury Obligations Portfolio
February 28, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations—23.6%
United States Treasury Bills
$61,200	1.320%	04/30/09	$61,065
100,000	0.520	05/15/09	99,892
1,000,000	0.530	05/15/09	998,896
600,000	0.535	05/15/09	599,331
1,500,000	0.550	05/15/09	1,498,281
2,000,000	0.930	05/15/09	1,996,125
6,000,000	0.965	05/15/09	5,987,938
2,100,000	0.990	05/15/09	2,095,669
6,500,000	1.010	05/15/09	6,486,323
5,000,000	0.300	05/21/09	4,996,625
2,500,000	0.320	05/21/09	2,498,200
1,000,000	0.275	05/28/09	999,328
4,500,000	0.300	05/28/09	4,496,470
7,000,000	0.313 (a)	06/04/09	6,994,470
3,000,000	0.400	06/04/09	2,996,833
200,000	0.410	06/04/09	199,784
2,000,000	0.415	06/04/09	1,997,810
7,000,000	0.425	06/04/09	6,992,149
24,000,000	0.430	06/04/09	23,972,767
2,000,000	0.380	07/02/09	1,997,403
6,000,000	0.390	07/02/09	5,992,005
17,000,000	1.330	07/02/09	16,922,749
11,000,000	0.315	07/09/09	10,987,488
29,000,000	0.375	08/06/09	28,952,271
36,000,000	0.400	08/06/09	35,936,800
4,000,000	0.430	08/13/09	3,992,117
10,000,000	0.470	08/20/09	9,977,544
20,000,000	0.645	11/19/09	19,905,758
20,000,000	0.705	12/17/09	19,886,025
10,000,000	0.610	02/11/10	9,941,203

Total Investments Before Repurchase Agreements			$240,459,319

Repurchase Agreements(b)—76.4%
Barclays Capital, Inc.
$55,000,000	0.190%	04/09/09	$55,000,000
Maturity Value: $55,026,125
Settlement Date: 01/09/09
Collateralized by U.S. Treasury Note, 3.125%, due 09/30/13. The market value of the collateral, including accrued interest, was $56,100,061.
Joint Repurchase Agreement Account I
666,600,000	0.252	03/02/09	666,600,000
Maturity Value: $666,613,999
UBS Securities LLC
54,900,000	0.230%	03/02/09	54,900,000
Maturity Value: $54,901,052
Collateralized by U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/09 to 08/15/16. The aggregate market value of the collateral, including accrued interest, was $55,998,387.

Total Repurchase Agreements			$776,500,000

Total Investments—100.0%			$1,016,959,319

Liabilities in Excess of Other Assets—0.0%			(283,417)

Net Assets—100.0%			$1,016,675,902

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Unless noted, all repurchase agreements were entered into on February 27, 2009. Additional information on Joint Repurchase Agreement Account I appears on page 38.

Interest rates represent the annualized yield on date of purchase for discounted securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
ILA Portfolios
February 28, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Joint Repurchase Agreement Account I—At February 28, 2009, the Treasury Obligations Portfolio had an undivided interest in the following Joint Repurchase Agreement Account I which equaled $666,600,000 in principal amount.

Repurchase Agreements
	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$400,000,000	0.25%	03/02/09	$400,008,333

Banc of America Securities LLC	900,000,000	0.26	03/02/09	900,019,500

Barclays Capital, Inc.	3,561,900,000	0.26	03/02/09	3,561,977,174

Citigroup Global Markets, Inc.	1,000,000,000	0.25	03/02/09	1,000,020,833

Credit Suisse Securities (USA) LLC	1,500,000,000	0.25	03/02/09	1,500,031,250

Deutsche Bank Securities, Inc.	3,500,000,000	0.25	03/02/09	3,500,072,917

Greenwich Capital Markets	1,000,000,000	0.26	03/02/09	1,000,021,667

JPMorgan Securities	3,493,200,000	0.25	03/02/09	3,493,272,775

Merrill Lynch & Co., Inc.	400,000,000	0.26	03/02/09	400,008,667

UBS Securities LLC	1,000,000,000	0.23	03/02/09	1,000,019,167

UBS Securities LLC	175,000,000	0.25	03/02/09	175,003,646

TOTAL				$16,930,455,929

At February 28, 2009, the Joint Repurchase Agreement Account I was fully collateralized by Cash, $400,000,000; U.S. Treasury Bills, 0.000%, due 04/23/09 to 06/18/09; U.S. Treasury Bonds, 5.000% to 8.750%, due 08/15/20 to 05/15/37; U.S. Treasury Inflation Protected Securities, 0.625% to 4.250%, due 01/15/10 to 04/15/32; U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/15/10 to 05/15/18; U.S. Treasury Notes, 1.125% to 13.250%, due 03/31/09 to 11/15/18 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 05/15/09 to 05/15/38. The aggregate market value of the collateral, including accrued interest, was $17,260,722,706.

The accompanying notes are an integral part of these financial statements.

ADDITIONAL INVESTMENT INFORMATION (continued)

Joint Repurchase Agreement Account II—At February 28, 2009, certain Portfolios had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Portfolio	Amount

Money Market	$208,400,000

Prime Obligations	260,400,000

Repurchase Agreements
	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$5,600,000,000	0.28%	03/02/09	$5,600,130,667

Barclays Capital, Inc.	1,500,000,000	0.25	03/02/09	1,500,031,250

Barclays Capital, Inc.	7,500,000,000	0.27	03/02/09	7,500,168,750

Citigroup Global Markets, Inc.	1,000,000,000	0.29	03/02/09	1,000,024,167

Credit Suisse Securities (USA) LLC	500,000,000	0.25	03/02/09	500,010,416

Credit Suisse Securities (USA) LLC	2,000,000,000	0.28	03/02/09	2,000,046,667

Deutsche Bank Securities, Inc.	1,500,000,000	0.25	03/02/09	1,500,031,250

Deutsche Bank Securities, Inc.	1,475,000,000	0.27	03/02/09	1,475,033,187

Deutsche Bank Securities, Inc.	7,000,000,000	0.29	03/02/09	7,000,169,167

Greenwich Capital Markets	500,000,000	0.29	03/02/09	500,012,083

JPMorgan Securities	2,565,000,000	0.28	03/02/09	2,565,059,850

Merrill Lynch & Co., Inc.	1,000,000,000	0.28	03/02/09	1,000,023,333

Morgan Stanley & Co.	3,075,000,000	0.26	03/02/09	3,075,066,625

UBS Securities LLC	2,275,000,000	0.26	03/02/09	2,275,049,292

TOTAL				$37,490,856,704

At February 28, 2009, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 1.950% to 6.900%, due 04/01/09 to 01/22/19; Federal Home Loan Bank, 2.650% to 6.270%, due 05/07/09 to 06/02/28; Federal Home Loan Mortgage Corp., 1.250% to 8.000%, due 04/09/09 to 02/01/48; Federal National Mortgage Association, 3.050% to 11.500%, due 04/01/09 to 02/01/49; Government National Mortgage Association, 3.500% to 7.500%, due 12/15/17 to 02/20/39; U.S. Treasury Bills, 0.000%, due 11/19/09 to 12/17/09; U.S. Treasury Bond, 6.250%, due 08/15/23; U.S. Treasury Inflation Protected Security, 3.000%, due 07/15/12; U.S. Treasury Notes, 1.125% to 5.125%, due 11/15/10 to 11/15/18; U.S. Treasury Principal-Only Stripped Security, 0.000%, due 05/15/10. The aggregate market value of the collateral, including accrued interest, was $38,331,216,272.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios
Statements of Assets and Liabilities
February 28, 2009 (Unaudited)

		Money	Prime
	Federal	Market	Obligations
	Portfolio	Portfolio	Portfolio

Assets:
Investments in securities, at value based on amortized cost	$3,416,944,344	$288,004,256	$436,730,829
Repurchase agreements, at value based on amortized cost	—	208,400,000	260,400,000
Cash	3,660,953	15,965	34,397
Receivables:
Investment securities sold	15,995,163	—	—
Interest	4,339,508	313,316	603,702
Portfolio units/shares sold	—	47,451	—
Reimbursement from investment adviser	—	12,150	27,480
Other assets	259,618	32,735	61,663

Total assets	3,441,199,586	496,825,873	697,858,071

Liabilities:
Due to Custodian	—	—	—
Payables:
Investment securities purchased	30,999,351	—	—
Amounts owed to affiliates	1,084,825	146,088	238,027
Portfolio units/shares redeemed	—	53,914	—
Dividend distribution	5,697	2,975	5,487
Accrued expenses	539,976	72,573	189,204

Total liabilities	32,629,849	275,550	432,718

Net Assets:
Paid-in capital	3,408,476,731	496,550,323	697,450,043
Undistributed (distributions in excess of) net investment income	25,797	68,267	187,533
Accumulated net realized gain (loss) from investment transactions	67,209	(68,267)	(212,223)

Net assets	$3,408,569,737	$496,550,323	$697,425,353

Net asset value, offering and redemption price per unit/share	$1.00	$1.00	$1.00

Net Assets:
ILA Units	$114,877,153	$435,314,987	$50,378,415
ILA Administration Units	2,864,386,589	7,361,587	45,172,678
ILA Service Units	96,166,149	53,872,033	476,718,067
ILA Class B Units	—	—	36,383,253
ILA Class C Units	—	—	59,160,798
ILA Cash Management Shares	333,139,846	1,716	29,612,142

Total Net Assets	$3,408,569,737	$496,550,323	$697,425,353

Units/Shares outstanding $0.001 par value (unlimited number of units/shares authorized):
ILA Units	114,874,018	435,314,987	50,380,198
ILA Administration Units	2,864,308,432	7,361,587	45,174,277
ILA Service Units	96,163,526	53,872,033	476,731,350
ILA Class B Units	—	—	36,384,574
ILA Class C Units	—	—	59,162,415
ILA Cash Management Shares	333,130,755	1,716	29,613,190

The accompanying notes are an integral part of these financial statements.

Tax-Exempt	Tax-Exempt	Tax-Exempt	Treasury	Treasury
California	Diversified	New York	Instruments	Obligations
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$527,020,534	$1,364,791,537	$427,396,505	$1,380,160,477	$240,459,319
—	—	—	—	776,500,000
—	—	—	41,733	77,601

—	95,009	—	46,981,086	6,995,427
1,862,337	3,938,277	1,250,263	1,788	24,590
—	220	—	—	—
887	—	3,892	—	—
51,308	109,930	38,850	17,008	6,465

528,935,066	1,368,934,973	428,689,510	1,427,202,092	1,024,063,402

1,201,928	271,772	291,205	—	—

—	3,798,969	—	46,978,097	6,994,470
164,662	428,176	137,989	296,728	309,954
—	223	—	—	—
3,639	3,469	213	527	5,691
64,607	198,085	70,779	41,421	77,385

1,434,836	4,700,694	500,186	47,316,773	7,387,500

527,505,230	1,364,209,129	428,159,886	1,379,604,567	1,016,139,719
—	(2,317)	(1,934)	250,441	(29,639)
(5,000)	27,467	31,372	30,311	565,822

$527,500,230	$1,364,234,279	$428,189,324	$1,379,885,319	$1,016,675,902

$1.00	$1.00	$1.00	$1.00	$1.00

$142,971,405	$164,095,815	$79,447,105	$23,562,586	$31,907,052
384,526,033	1,181,310,812	348,665,413	1,178,084,025	295,905,016
1,756	18,773,063	75,772	115,227,945	503,273,595
—	—	—	—	—
—	—	—	—	—
1,036	54,589	1,034	63,010,763	185,590,239

$527,500,230	$1,364,234,279	$428,189,324	$1,379,885,319	$1,016,675,902

142,960,405	164,067,497	79,440,030	23,557,791	31,889,925
384,496,445	1,181,107,130	348,634,949	1,177,844,300	295,745,508
1,756	18,769,824	75,765	115,204,536	503,013,511
—	—	—	—	—
—	—	—	—	—
1,036	54,580	1,034	62,997,940	185,490,775

Goldman Sachs Trust—Institutional Liquid Assets Portfolios
Statements of Operations

	Federal Portfolio

	For the Period
	January 1, 2009 to	For the
	February 28, 2009*	Year Ended
	(Unaudited)	December 31, 2008

Investment income:
Interest income	$5,209,759	$74,188,194

Expenses:
Portfolio-Level Expenses:
Management fees	2,038,766	9,897,346
Transfer Agent fees	233,003	1,131,126
Printing fees	29,779	51,314
Professional fees	21,676	80,444
Registration fees	26,599	75,653
Custody and accounting fees	17,903	222,021
Trustee fees	2,771	15,689
Other	264,222	371,469

Subtotal	2,634,719	11,845,062
Class Specific Expenses:
Administration Unit fees	731,522	3,481,776
Service Unit fees	69,901	362,156
Distribution fees—Cash Management Shares	277,226	1,629,245
Cash Management Share fees	277,226	1,629,245
Distribution and Service fees—Class B Units	—	—
Distribution and Service fees—Class C Units	—	—

Total expenses	3,990,594	18,947,484
Less—expense reductions	(364,376)	(1,424,316)

Net expenses	3,626,218	17,523,168

Net investment income	1,583,541	56,665,026

Net realized gain (loss) from investment transactions	143,429	704,899

Net increase in net assets resulting from operations	$1,726,970	$57,369,925

*	The Portfolios changed their fiscal year end from December 31 to August 31.

The accompanying notes are an integral part of these financial statements.

Money Market Portfolio		Prime Obligations Portfolio		Tax-Exempt California Portfolio

For the Period		For the Period		For the Period
January 1, 2009 to	For the	January 1, 2009 to	For the	January 1, 2009 to	For the
February 28, 2009*	Year Ended	February 28, 2009*	Year Ended	February 28, 2009*	Year Ended
(Unaudited)	December 31, 2008	(Unaudited)	December 31, 2008	(Unaudited)	December 31, 2008

$981,748	$13,333,422	$1,402,506	$21,265,243	$543,651	$13,557,493

274,554	1,633,586	394,401	2,640,470	332,485	2,375,291
31,378	186,695	45,074	301,768	37,999	271,462
5,892	20,064	10,387	28,911	7,048	23,570
12,939	84,232	12,282	82,478	13,207	132,431
15,560	45,955	43,086	122,639	10,734	29,152
14,671	68,501	20,272	91,798	13,667	119,233
2,771	15,689	2,771	15,689	2,771	15,689
43,040	60,480	61,283	131,844	49,702	83,415

400,805	2,115,202	589,556	3,415,597	467,613	3,050,243

1,815	17,443	11,792	112,240	106,617	757,859
26,055	158,433	303,974	1,809,515	183	925
1	20	23,236	156,522	1	5
1	20	23,236	156,522	1	5
—	—	56,625	295,209	—	—
—	—	96,191	527,218	—	—

428,677	2,291,118	1,104,610	6,472,823	574,415	3,809,037
(29,518)	(44,499)	(140,478)	(222,451)	(71,932)	(86,514)

399,159	2,246,619	964,132	6,250,372	502,483	3,722,523

582,589	11,086,803	438,374	15,014,871	41,168	9,834,970

—	(68,267)	—	(193,080)	(5,000)	137,775

$582,589	$11,018,536	$438,374	$14,821,791	$36,168	$9,972,745

Goldman Sachs Trust—Institutional Liquid Assets Portfolios
Statements of Operations

	Tax-Exempt Diversified Portfolio

	For the Period
	January 1, 2009 to	For the
	February 28, 2009*	Year Ended
	(Unaudited)	December 31, 2008

Investment income:
Interest income—from unaffiliated issuers	$1,884,752	$28,583,342
Interest income—from affiliated issuers	—	—

Total investment income	1,884,752	28,583,342

Expenses:
Portfolio-Level Expenses:
Management fees	842,103	4,693,895
Transfer Agent fees	96,241	536,445
Printing fees	21,069	24,161
Professional fees	27,793	119,024
Registration fees	15,698	56,676
Custody and accounting fees	29,043	182,757
Trustee fees	2,771	15,689
Other	115,958	169,808

Subtotal	1,150,676	5,798,455
Class Specific Expenses:
Administration Unit fees	316,210	1,726,464
Service Unit fees	14,076	81,373
Distribution fees—Cash Management Shares	47	2,266
Cash Management Share fees	47	2,266

Total expenses	1,481,056	7,610,824
Less—expense reductions	(17,705)	(84,964)

Net expenses	1,463,351	7,525,860

Net investment income (loss)	421,401	21,057,482

Net realized gain from investment transactions	41,588	64,487

Net increase (decrease) in net assets resulting from operations	$462,989	$21,121,969

*	The Portfolios changed their fiscal year end from December 31 to August 31.

The accompanying notes are an integral part of these financial statements.

Tax-Exempt New York Portfolio		Treasury Instruments Portfolio		Treasury Obligations Portfolio

For the Period		For the Period		For the Period
January 1, 2009 to	For the	January 1, 2009 to	For the	January 1, 2009 to	For the
February 28, 2009*	Year Ended	February 28, 2009*	Year Ended	February 28, 2009*	Year Ended
(Unaudited)	December 31, 2008	(Unaudited)	December 31, 2008	(Unaudited)	December 31, 2008

$476,827	$9,277,715	$751,177	$14,101,770	$568,104	$16,302,679
—	—	—	—	—	383,688

476,827	9,277,715	751,177	14,101,770	568,104	16,686,367

275,442	1,570,854	889,941	4,055,310	553,591	3,205,364
31,479	179,526	101,708	463,464	62,989	366,448
5,682	19,255	9,753	25,830	11,474	23,792
13,208	133,628	16,819	71,855	16,772	72,382
9,507	23,241	32,009	41,228	650	60,860
14,649	87,550	24,583	142,522	9,300	124,440
2,771	15,689	2,771	15,689	2,771	15,689
36,785	59,639	20,866	172,625	30,546	113,653

389,523	2,089,382	1,098,450	4,988,523	688,093	3,982,628

99,023	572,771	331,016	1,241,078	72,850	241,515
49	343	76,805	1,155,331	293,573	1,865,575
1	5	51,441	88,142	153,857	1,233,777
1	5	51,441	88,142	153,857	1,233,777

488,597	2,662,506	1,609,153	7,561,216	1,362,230	8,557,272
(57,971)	(134,365)	(507,318)	(296,149)	(581,341)	(1,526,708)

430,626	2,528,141	1,101,835	7,265,067	780,889	7,030,564

46,201	6,749,574	(350,658)	6,836,703	(212,785)	9,655,803

31,372	95,250	99,910	3,028,024	586,583	499,185

$77,573	$6,844,824	$(250,748)	$9,864,727	$373,798	$10,154,988

Goldman Sachs Trust—Institutional Liquid Assets Portfolios
Statements of Changes in Net Assets

	Federal Portfolio

	For the Period
	January 1, 2009 to	For the	For the
	February 28, 2009*	Year Ended	Year Ended
	(Unaudited)	December 31, 2008	December 31, 2007

From operations:
Net investment income	$1,583,541	$56,665,026	$90,351,001
Net realized gain (loss) from investment transactions	143,429	704,899	103,190

Net increase in net assets resulting from operations	1,726,970	57,369,925	90,454,191

Distributions to units/shareholders:
From net investment income:
ILA Units	(96,502)	(1,944,949)	(2,296,548)
ILA Administration Units	(1,446,496)	(48,077,578)	(81,827,453)
ILA Service Units	(16,442)	(1,656,079)	(4,876,533)
ILA Class B Units	—	—	—
ILA Class C Units	—	—	—
ILA Cash Management Shares	(24,101)	(4,986,420)	(1,431,565)
From net realized gains:
ILA Units	(2,775)	(23,116)	—
ILA Administration Units	(63,801)	(575,265)	—
ILA Service Units	(2,325)	(22,303)	—
ILA Cash Management Shares	(7,319)	(82,130)	—

Total distributions to unit/shareholders	(1,659,761)	(57,367,840)	(90,432,099)

From units/share transactions (at $1.00 per unit/share):
Proceeds from sales of units/shares	600,524,213	5,493,454,019	4,066,200,277
Proceeds received in connection with merger	—	—	—
Reinvestment of distributions	1,633,444	55,965,563	88,111,960
Cost of units/shares redeemed	(749,855,494)	(4,284,143,450)	(3,845,299,187)

Net increase (decrease) in net assets resulting from units/share transactions	(147,697,837)	1,265,276,132	309,013,050

Net increase (decrease)	(147,630,628)	1,265,278,217	309,035,142

Net assets:
Beginning of period	3,556,200,365	2,290,922,148	1,981,887,006

End of period	$3,408,569,737	$3,556,200,365	$2,290,922,148

Undistributed net investment income	$25,797	$25,797	$70,133

*	The Portfolios changed their fiscal year end from December 31 to August 31.

The accompanying notes are an integral part of these financial statements.

Money Market Portfolio			Prime Obligations Portfolio

For the Period			For the Period
January 1, 2009 to	For the	For the	January 1, 2009 to	For the	For the
February 28, 2009*	Year Ended	Year Ended	February 28, 2009*	Year Ended	Year Ended
(Unaudited)	December 31, 2008	December 31, 2007	(Unaudited)	December 31, 2008	December 31, 2007

$582,589	$11,086,803	$20,654,849	$438,374	$15,014,871	$32,700,194
—	(68,267)	721	—	(193,080)	(1,657)

582,589	11,018,536	20,655,570	438,374	14,821,791	32,698,537

(550,243)	(9,914,570)	(16,166,340)	(65,079)	(2,664,152)	(9,157,871)
(7,746)	(271,529)	(516,010)	(44,820)	(1,833,868)	(4,053,876)
(24,599)	(832,369)	(3,973,168)	(258,354)	(8,782,487)	(16,376,304)
—	—	—	(3,126)	(386,961)	(725,335)
—	—	—	(5,461)	(686,888)	(1,389,299)
(1)	(68)	(52)	(12,977)	(540,679)	(995,855)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

(582,589)	(11,018,536)	(20,655,570)	(389,817)	(14,895,035)	(32,698,540)

184,900,092	1,180,866,250	1,249,880,588	213,072,545	2,171,699,439	2,327,701,446
—	—	—	—	—	120,763,136
570,189	10,549,150	19,237,105	364,706	12,861,145	28,509,441
(165,146,708)	(1,168,392,392)	(1,375,366,871)	(223,703,211)	(2,221,397,336)	(2,405,695,010)

20,323,573	23,023,008	(106,249,178)	(10,265,960)	(36,836,752)	71,279,013

20,323,573	23,023,008	(106,249,178)	(10,217,403)	(36,909,996)	71,279,010

476,226,750	453,203,742	559,452,920	707,642,756	744,552,752	673,273,742

$496,550,323	$476,226,750	$453,203,742	$697,425,353	$707,642,756	$744,552,752

$68,267	$68,267	$—	$187,533	$138,976	$19,140

Goldman Sachs Trust—Institutional Liquid Assets Portfolios
Statements of Changes in Net Assets

	Tax-Exempt California Portfolio

	For the Period
	January 1, 2009 to	For the	For the
	February 28, 2009*	Year Ended	Year Ended
	(Unaudited)	December 31, 2008	December 31, 2007

From operations:
Net investment income	$41,168	$9,834,970	$16,991,317
Net realized gain (loss) from investment transactions	(5,000)	137,775	47,721

Net increase in net assets resulting from operations	36,168	9,972,745	17,039,038

Distributions to units/shareholders:
From net investment income:
ILA Units	(21,442)	(2,688,492)	(4,358,918)
ILA Administration Units	(19,723)	(7,144,806)	(12,632,319)
ILA Service Units	(3)	(1,660)	(47)
ILA Cash Management Shares	—	(12)	(33)
From net realized gains:
ILA Units	—	(30,540)	(10,843)
ILA Administration Units	—	(113,884)	(33,539)
ILA Service Units	—	(88)	—
ILA Cash Management Shares	—	—	—

Total distributions to unit/shareholders	(41,168)	(9,979,482)	(17,035,699)

From units/share transactions (at $1.00 per unit/share):
Proceeds from sales of units/shares	212,118,691	3,900,399,008	3,804,253,403
Reinvestment of distributions	31,736	8,968,390	15,735,025
Cost of units/shares redeemed	(332,185,273)	(3,932,735,958)	(3,700,264,690)

Net increase (decrease) in net assets resulting from units/share transactions	(120,034,846)	(23,368,560)	119,723,738

Net increase (decrease)	(120,039,846)	(23,375,297)	119,727,077

Net assets:
Beginning of period	647,540,076	670,915,373	551,188,296

End of period	$527,500,230	$647,540,076	$670,915,373

Undistributed (distributions in excess of) net investment income	$—	$—	$—

*	The Portfolios changed their fiscal year end from December 31 to August 31.

The accompanying notes are an integral part of these financial statements.

Tax-Exempt Diversified Portfolio			Tax-Exempt New York Portfolio

For the Period			For the Period
January 1, 2009 to	For the	For the	January 1, 2009 to	For the	For the
February 28, 2009*	Year Ended	Year Ended	February 28, 2009*	Year Ended	Year Ended
(Unaudited)	December 31, 2008	December 31, 2007	(Unaudited)	December 31, 2008	December 31, 2007

$421,401	$21,057,482	$24,486,039	$46,201	$6,749,574	$10,499,398
41,588	64,487	170,879	31,372	95,250	36,945

462,989	21,121,969	24,656,918	77,573	6,844,824	10,536,343

(81,928)	(2,902,971)	(4,697,710)	(16,543)	(1,109,971)	(1,637,832)
(338,679)	(17,887,431)	(19,135,362)	(29,710)	(5,638,323)	(8,847,763)
(794)	(261,844)	(603,798)	(2)	(1,214)	(12,877)
—	(5,236)	(49,169)	—	(12)	(926)

—	(13,899)	(20,069)	—	(17,116)	(2,676)
—	(108,034)	(102,408)	—	(99,934)	(12,918)
—	(1,856)	(3,002)	—	(17)	(23)
—	—	(219)	—	—	—

(421,401)	(21,181,271)	(24,611,737)	(46,255)	(6,866,587)	(10,515,015)

629,258,096	8,572,292,192	5,388,870,889	394,420,293	3,919,710,279	2,321,520,992
412,648	20,669,556	22,910,126	45,623	6,804,928	10,201,992
(817,873,609)	(7,933,833,424)	(5,221,635,013)	(462,173,078)	(3,740,745,810)	(2,391,904,911)

(188,202,865)	659,128,324	190,146,002	(67,707,162)	185,769,397	(60,181,927)

(188,161,277)	659,069,022	190,191,183	(67,675,844)	185,747,634	(60,160,599)

1,552,395,556	893,326,534	703,135,351	495,865,168	310,117,534	370,278,133

$1,364,234,279	$1,552,395,556	$893,326,534	$428,189,324	$495,865,168	$310,117,534

$(2,317)	$(2,317)	$(2,317)	$(1,934)	$(1,880)	$(1,445)

Goldman Sachs Trust—Institutional Liquid Assets Portfolios
Statements of Changes in Net Assets

	Treasury Instruments Portfolio

	For the Period
	January 1, 2009 to	For the	For the
	February 28, 2009*	Year Ended	Year Ended
	(Unaudited)	December 31, 2008	December 31, 2007

From operations:
Net investment income (loss)	$(350,658)	$6,836,703	$12,774,070
Net realized gain from investment transactions	99,910	3,028,024	480,524

Net increase (decrease) in net assets resulting from operations	(250,748)	9,864,727	13,254,594

Distributions to units/shareholders:
From net investment income:
ILA Units	—	(126,926)	(235,007)
ILA Administration Units	—	(4,663,629)	(1,332,456)
ILA Service Units	—	(2,007,495)	(11,071,157)
ILA Cash Management Shares	—	(38,652)	(135,450)
From net realized gains:
ILA Units	(3,722)	(46,147)	(7,908)
ILA Administration Units	(62,489)	(1,964,405)	(61,990)
ILA Service Units	(2,181)	(406,140)	(371,645)
ILA Cash Management Shares	(1,207)	(50,368)	(4,638)

Total distributions to unit/shareholders	(69,599)	(9,303,762)	(13,220,251)

From units/share transactions (at $1.00 per unit/share):
Proceeds from sales of units/shares	—	3,875,885,975	1,096,110,239
Reinvestment of distributions	67,216	6,891,053	1,621,898
Cost of units/shares redeemed	(449,364,251)	(2,357,926,685)	(985,070,514)

Net increase (decrease) in net assets resulting from units/share transactions	(449,297,035)	1,524,850,343	112,661,623

Net increase (decrease)	(449,617,382)	1,525,411,308	112,695,966

Net assets:
Beginning of period	1,829,502,701	304,091,393	191,395,427

End of period	$1,379,885,319	$1,829,502,701	$304,091,393

Undistributed net investment income (loss)	$250,441	$601,099	$40,134

*	The Portfolios changed their fiscal year end from December 31 to August 31.

The accompanying notes are an integral part of these financial statements.

Treasury Obligations Portfolio

For the Period
January 1, 2009 to	For the	For the
February 28, 2009*	Year Ended	Year Ended
(Unaudited)	December 31, 2008	December 31, 2007

$(212,785)	$9,655,803	$27,737,673
586,583	499,185	77,630

373,798	10,154,988	27,815,303

—	(580,429)	(1,514,386)
—	(1,368,398)	(180,349)
—	(5,174,651)	(21,077,797)
—	(2,532,325)	(4,987,147)

(4,185)	(14,061)	—
(5,256)	(104,763)	—
(7,957)	(164,367)	—
(3,363)	(88,472)	—

(20,761)	(10,027,466)	(27,759,679)

458,884,444	3,344,131,061	2,787,181,226
8,852	3,860,629	2,774,632
(328,832,255)	(3,314,653,922)	(2,669,246,995)

130,061,041	33,337,768	120,708,863

130,414,078	33,465,290	120,764,487

886,261,824	852,796,534	732,032,047

$1,016,675,902	$886,261,824	$852,796,534

$(29,639)	$183,146	$224,771

Goldman Sachs Trust—Institutional Liquid Assets Portfolios
Notes to Financial Statements
February 28, 2009 (Unaudited)

1. Organization
Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following are the Goldman Sachs Portfolios included in this report (collectively, the “Portfolios” or individually a “Portfolio”), the unit/share classes offered by each Portfolio and each Portfolio’s diversification status under the Act:

	Unit/Share Classes	Diversified/
Portfolio	Offered	Non-Diversified
Federal, Money Market, Tax-Exempt Diversified, Treasury Instruments, Treasury Obligations	ILA, ILA Administration, ILA Service, ILA Cash Management	Diversified
Prime Obligations	ILA, ILA Administration, ILA Service, ILA Class B, ILA Class C, ILA Cash Management	Diversified
Tax-Exempt California, Tax-Exempt New York	ILA, ILA Administration, ILA Service, ILA Cash Management	Non-Diversified

The Portfolios seek to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments. The Tax-Exempt Portfolios seek to provide unit/shareholders, to the extent consistent with the preservation of capital and prescribed portfolio standards, with a high level of income exempt from Federal income tax by investing primarily in municipal instruments.
Goldman Sachs Asset Management, L.P., (“GSAM”), an affiliate of Goldman Sachs & Co. (“Goldman Sachs”), serves as investment adviser to the Portfolios pursuant to a Management Agreement (the “Agreement”) with the Trust on behalf of the Portfolios.
The Portfolios changed their fiscal year end from December 31 to August 31. GSAM has agreed to reimburse the Portfolios for any costs associated with changing the Portfolios’ fiscal year ends.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Portfolios. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation—
It is the Portfolios’ policy to use the amortized-cost method, as permitted by Rule 2a-7 under the Act, for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity or reset date. To ensure the amortized-cost method approximates market value, GSAM will determine the difference between the net asset value per unit/share (“NAV”) based upon amortized cost of each Portfolio and the NAV based upon available market quotations (or permitted substitutes) at least once a week or more frequently, if deemed necessary or appropriate.

B. Security Transactions and Interest Income—
Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.
Net investment income (other than class specific expenses) and accumulated realized gains or losses are allocated daily to each class of units/shares of the respective Portfolios based upon the relative proportion of settled shares of each class.

C. Expenses—
Expenses incurred by the Trust that do not specifically relate to an individual Portfolio of the Trust are allocated to the Portfolios on either a straight-line and/or “pro-rata” basis depending upon the nature of the expense.

D. Federal Taxes and Distribution to Unit/Shareholders—
It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its unit/shareholders. Accordingly, no Federal income tax provisions are required. Income distributions to unit/shareholders are declared and recorded daily and paid monthly by the Portfolios. Long-term capital gain distributions, if any, are declared and paid annually.
The characterization of distributions to unit/shareholders for financial reporting purposes is determined in accordance with U.S. Federal income tax rules, which may differ from GAAP.
As of the Portfolios’ most recent fiscal year end, December 31, 2008, the following Portfolios had capital loss carryforwards for U.S. Federal income tax purposes of:

	Money	Prime
	Market	Obligations
Capital loss carryforward(1)
Expiring 2013	$—	$7,608
Expiring 2014	—	9,878
Expiring 2015	—	1,657
Expiring 2016	68,267	193,080

Capital loss carryforward	$68,267	$212,223

(1)	Expiration occurs on December 31 of the year indicated.

The above capital loss carryforward amounts are available to be carried forward to future years and may be used to the extent allowed by the Code to offset any future capital gains.
The amortized cost for each Portfolio stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. Federal income tax purposes.
GSAM has reviewed the tax positions for the Portfolios for the open tax years (tax years ended December 31, 2005-2008) and determined that they did not have a material impact on the Portfolios’ financial statements.

E. Forward Commitment Transactions—
The Portfolios may enter into forward commitments.  These transactions involve a commitment by the Portfolios to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. The purchased securities in the forward commitment transactions do not begin to accrue interest income until the settlement date of these securities. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. When entering into a forward commitment, the Portfolios must set aside liquid assets, or engage in other appropriate measures to cover their obligations.

F. Repurchase Agreements—
Certain Portfolios may enter into repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period that the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the

Goldman Sachs Trust—Institutional Liquid Assets Portfolios
Notes to Financial Statements (continued)
February 28, 2009 (Unaudited)

Portfolios’ custodian or designated subcustodians under tri-party repurchase agreements. Under these arrangements, the Portfolios are permitted to deliver or re-pledge these securities.
Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Portfolios, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. In addition, the Portfolios’ credit exposure is allocated to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Portfolios are not subject to any expenses in relation to these agreements.

3. Agreements

A. Management Agreement—
Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the Board of Trustees.
As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Portfolios’ business affairs, including providing facilities, GSAM is entitled to a fee (“Management fee”) computed daily and payable monthly, at an annual rate equal to 0.35% of each Portfolio’s average daily net assets. GSAM has voluntarily agreed to waive a portion of the management fees attributable to the ILA Treasury Instruments Portfolio. As of and for the period ended February 28, 2009, the Portfolio’s effective management fee, net of waivers, was 0.31%.

B. Distribution Agreement and Service Plan—
The Trust, on behalf of the Prime Obligations Portfolio for Class B and Class C Units, has adopted Distribution and Service Plans. Under the respective Distribution and Service Plans, Goldman Sachs is entitled to a monthly fee from the Prime Obligations Portfolio for distribution services and personal and account maintenance fees equal to, on an annual basis, 0.75% and 0.25%, respectively, of the average daily net assets attributable to both Class B and Class C Units which may be reallowed to Authorized Dealers. Goldman Sachs has voluntarily agreed to waive a portion of the Distribution and Service Plans fees attributable to the Class B and Class C Units of the Prime Obligations Portfolio. For the period ended February 28, 2009, the effective Distribution and Service Plans fees, net of waivers, were 0.66% for each class. As of February 28, 2009, the Distribution and Service Plans fees, net of waivers, were 0.27% for each class.
The Trust, on behalf of Cash Management Shares of each Portfolio, has adopted a Distribution Plan. Under the Distribution Plan, Goldman Sachs is entitled to a monthly fee from each Portfolio for distribution services equal to, on an annual basis, 0.50% of the average daily net assets attributable to Cash Management Shares. Goldman Sachs has voluntarily agreed to waive a portion of the Distribution fees attributable to Cash Management Shares. The Distribution fees, for Portfolios with a Distribution fee waiver, were as follows:

	Distribution Fees for
	Cash Management Shares
	Effective for the
	period ended	As of
Portfolio	February 28, 2009	February 28, 2009
Federal	0.07%	0.07%

Money Market	—	0.07

Prime Obligations	0.07	0.07

Tax-Exempt California	—	0.07

Tax-Exempt Diversified	0.07	0.07

Tax-Exempt New York	—	0.07

Treasury Instruments	0.03	—

Treasury Obligations	0.06	0.07

Goldman Sachs acts as each Portfolio’s distributor under a Distribution Agreement for which it receives no additional compensation other than amounts related to the Distribution and Service Plans except for a portion of the Prime Obligations Portfolio’s Class B and Class C Units’ contingent deferred sales charges. During the period ended February 28, 2009, Goldman Sachs has advised the Portfolio that it retained approximately $900 in contingent deferred sales charges from Class C Units and did not retain any sales charges from Class B Units.

C. Transfer Agency Agreement—
Goldman Sachs also serves as the transfer agent of the Portfolios for a fee pursuant to a Transfer Agency agreement. The fee charged for such transfer agency services are calculated daily and payable monthly at an annual rate of 0.04% of the average daily net assets of each Portfolio. Goldman Sachs has voluntarily agreed to waive a portion of the Transfer Agency fee attributable to the ILA Treasury Instruments Portfolio. For the period ended February 28, 2009, the Portfolio’s effective Transfer Agency fee, net of waivers, was 0.02%. As of February 28, 2009, Goldman Sachs was waiving all of its Transfer Agency fee for the ILA Treasury Instruments Portfolio.

D. Service Plan and Shareholder Administration Plan—
The Trust, on behalf of each Portfolio, has adopted Administration and Service Plans (“the Plans”). The Plans allow for Administration Units, Service Units and Cash Management Shares to compensate service organizations including affiliates of Goldman Sachs for providing varying levels of account administration and unitholder/shareholder liaison services to their customers who are beneficial owners of such units/shares. The Plans provide for compensation to the service organizations in an amount up to 0.15%, 0.40% and 0.50%, on an annualized basis, of the average daily net assets of the Administration Units, Service Units and Cash Management Shares, respectively.
Goldman Sachs has voluntarily agreed to waive a portion of the service fees attributable to the ILA Administration Units, ILA Service Units and ILA Cash Management Shares for certain Portfolios. For the period ended February 28, 2009, the effective service fees for Portfolios with a service fee waiver were as follows:

	Effective Service Fees

Portfolio	ILA Administration	ILA Service	ILA Cash Management
Federal	0.15%	0.36%	0.33%

Money Market	0.15	0.39	0.38

Prime Obligations	0.15	0.38	0.41

Tax-Exempt California	0.06	0.08	—

Tax-Exempt Diversified	0.15	0.29	0.24

Tax-Exempt New York	0.09	0.12	0.04

Treasury Instruments	0.07	0.08	0.04

Treasury Obligations	0.07	0.07	0.01

For the year ended December 31, 2008, the effective service fees for Portfolios with a service fee waiver were as follows:

	Effective Service Fees

Portfolio	ILA Administration	ILA Service	ILA Cash Management
Tax-Exempt California	0.15%	0.38%	0.33%

Tax-Exempt New York	0.15	0.40	0.39

Treasury Instruments	0.14	0.38	0.28

Treasury Obligations	0.14	0.35	0.41

As of February 28, 2009, the service fees for Portfolios with a service fee waiver were as follows:

	Net Service Fees

Portfolio	ILA Administration	ILA Service	ILA Cash Management
Federal	0.15%	0.26%	0.19%

Money Market	0.15	0.30	0.23

Prime Obligations	0.15	0.27	0.20

Tax-Exempt California	0.15	0.15	0.08

Tax-Exempt Diversified	0.15	0.34	0.27

Tax-Exempt New York	0.15	0.18	0.11

Treasury Instruments	—	—	—

Treasury Obligations	0.07	0.07	—

E. Other Agreements—
GSAM has voluntarily agreed to reduce or limit the total operating expenses of each Portfolio (excluding Distribution and Service fees, Administration, Service plan and Shareholder Administration plan fees, taxes, interest, brokerage fees and litigation, indemnification,

Goldman Sachs Trust—Institutional Liquid Assets Portfolios
Notes to Financial Statements (continued)
February 28, 2009 (Unaudited)

shareholder meeting costs and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) such that total operating expenses will not exceed 0.434% of the average daily net assets of each Portfolio. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Portfolios are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any.
For the period ended February 28, 2009, GSAM has voluntarily agreed to waive certain fees and reimburse other expenses. In addition, the Portfolios have entered into certain offset arrangements with the custodian and transfer agent resulting in a reduction in the Portfolios’ expenses. These expense reductions were as follows (in thousands):

				Transfer	Distribution,
				Agent	Administration
		Other	Custody	Fee	and Service
	Management	Expense	Fee	Waiver/	Plans Fee
Portfolio	Fee Waivers	Reimbursements	Reductions	Reductions	Waivers	Total
Federal	$—	$16	$6	$—	$342	$364
Money Market	—	29	—	—	1	30
Prime Obligations	—	47	—	—*	93	140
Tax-Exempt California	—	11	—	—	61	72
Tax-Exempt Diversified	—	14	—	—	4	18
Tax-Exempt New York	—	15	—	—	43	58
Treasury Instruments	103	9	5	50	340	507
Treasury Obligations	—	8	—	—	573	581

*	Amount is less than $500.

For the year ended December 31, 2008, these expense reductions were as follows, (in thousands):

				Distribution,
			Transfer	Administration
	Other	Custody	Agent	and Service
	Expense	Fee	Fee	Plans Fee
Portfolio	Reimbursements	Reductions	Reductions	Waivers	Total
Federal	$—	$23	$—	$1,401	$1,424
Money Market	43	1	—	—*	44
Prime Obligations	81	1	6	134	222
Tax-Exempt California	41	46	—	—*	87
Tax-Exempt Diversified	—	83	—	2	85
Tax-Exempt New York	94	40	—	—*	134
Treasury Instruments	—	25	—	271	296
Treasury Obligations	—	3	—	1,524	1,527

*	Amount is less than $500.

As of February 28, 2009, the amounts owed to affiliates of the Portfolios were as follows (in thousands):

		Distribution	Transfer
	Management	and Service	Agent
Portfolio	Fees	Fees	Fees	Total
Federal	$957	$19	$109	$1,085

Money Market	131	—	15	146

Prime Obligations	185	28	25	238

Tax-Exempt California	148	—	17	165

Tax-Exempt Diversified	384	—	44	428

Tax-Exempt New York	124	—	14	138

Treasury Instruments	297	—	—	297

Treasury Obligations	270	9	31	310

F. Line of Credit Facility—
The Portfolios participate in a $700,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management agreements with GSAM or affiliates. Pursuant to the terms of the facility, the portfolios and the other borrowers may increase the credit amount by an additional $300,000,000, for a total of up to $1 billion. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Portfolios based on the amount of the commitment that has not been utilized. For the period ended February 28, 2009, the Portfolios did not have any borrowings under the facility.

4. Fair Value of Investments
Under FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), the fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). Fair value measurements do not include transaction costs. FAS 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are described below:

Basis of Fair Value Measurement

Level 1—Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2—Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3—Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The following is a summary of the levels within the fair value hierarchy in which the Portfolios invest:

	Investments in Securities Long-Assets

		Money	Prime	Tax-Exempt
Level	Federal	Market	Obligations	California
Level 1	$408,783,553	$—	$—	$—

Level 2(a)	3,008,160,791	496,404,256	697,130,829	527,020,534

Level 3	—	—	—	—

Total	$3,416,944,344	$496,404,256	$697,130,829	$527,020,534

	Investments in Securities Long-Assets

	Tax-Exempt	Tax-Exempt	Treasury	Treasury
Level	Diversified	New York	Instruments	Obligations
Level 1	$—	$—	$1,380,160,477	$240,459,319

Level 2(a)	1,364,791,537	427,396,505	—	776,500,000

Level 3	—	—	—	—

Total	$1,364,791,537	$427,396,505	$1,380,160,477	$1,016,959,319

(a)	The Portfolios utilize amortized cost which approximates fair value to value money market investments. This results primarily in a Level 2 classification as amortized cost is considered a model-based price.

5. Other Risks

A. Indemnifications—
Under the Trust’s organizational documents, its trustees, officers, employees and agents are indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios believe the risk of loss under these arrangements to be remote.

B. Market and Credit Risks—
In the normal course of business, the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolios may also be exposed to credit risk in the event of the failure of an issuer to perform or that an

Goldman Sachs Trust—Institutional Liquid Assets Portfolios
Notes to Financial Statements (continued)
February 28, 2009 (Unaudited)

institution or entity with which the Portfolios have unsettled or open transactions defaults.

C. Portfolio Concentrations—
As a result of the Tax-Exempt Portfolios’ ability to invest a large percentage of their assets in obligations of issuers within certain states, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.
In particular, the ILA Tax-Exempt California and ILA Tax-Exempt New York Portfolios may be affected by the adverse events currently affecting their economies. If California, New York or any of their local governmental entities are unable to meet their financial obligations, the Portfolios’ income, NAV and ability to preserve capital or liquidity could be adversely affected.

6. Other Matters

A. Temporary Guarantee Program—
On October 3, 2008, the Board of Trustees of the Portfolios approved participation in the U.S. Treasury Department’s (the “Treasury”) Temporary Guarantee Program (the “Program”) for the Portfolios and the Financial Square and VIT Money Market Funds. Each of these Portfolios paid the Treasury a fee based on the number of shares outstanding as of September 19, 2008 to participate in the Program for the initial 3-month term that expired on December 18, 2008. On December 3, 2008, the Board of Trustees approved participation in the extension of the program through April 30, 2009, for the Federal, Money Market, Prime Obligations, Tax-Exempt California, Tax-Exempt Diversified and Tax-Exempt New York Portfolios. Subsequently, on April 9, 2009, the Board of Trustees approved further participation in the Program through September 18, 2009 for the Money Market, Prime Obligations, Tax-Exempt California, Tax-Exempt Diversified and Tax-Exempt New York Portfolios. With each extension of the Program, the participating Portfolios paid the Treasury an additional fee also based on the number of shares outstanding as of September 19, 2008.
Under the Program, if a participating Portfolio’s market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the participating Portfolio on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Portfolio. The fees are being amortized over the length of the participation in the Program. The expense is borne by the participating Portfolios without regard to any expense limitation in effect for those Portfolios. Such amounts are included in other expenses on the Statements of Operations.

B. Exemptive Orders—
Pursuant to SEC exemptive orders, the Goldman Sachs money market Portfolios may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

C. Mergers and Reorganizations—
At a meeting held on November 9, 2006, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”) providing for the tax-free acquisition of the AXA Enterprise Money Market Fund by the Prime Obligations Portfolio. The reorganization was completed on June 25, 2007 as of the close of business June 22, 2007.
Pursuant to the Reorganization Agreement, the assets and liabilities of the AXA Enterprise Money Market Fund (“Acquired Fund”) Class B, Class C, Class A and Class Y were reorganized into Prime Obligations (“Survivor Portfolio”) Class B, Class C,

Service Class and Service Class, respectively, in a tax-free exchange as follows:

			Acquired
			Fund’s
			Shares
	Exchanged		Outstanding
	Shares of	Value of	as of
	Survivor	Exchanged	June 22,
Survivor /Acquired Fund	Issued	Shares	2007

Prime Obligations Class B/
AXA Enterprise Money Market Class B	20,692,010	$20,691,977	20,692,010

Prime Obligations Class C/
AXA Enterprise Money Market Class C	9,678,595	9,679,073	9,678,595

Prime Obligations Service Class/
AXA Enterprise Money Market Class A	76,773,580	76,776,891	76,773,580

Prime Obligations Service Class/
AXA Enterprise Money Market Class Y	13,614,912	13,615,195	13,614,912

The following chart shows the Survivor Portfolio’s and Acquired Fund’s aggregate net assets (immediately before and after the completion of the reorganization).

Survivor
	Survivor	Acquired	Portfolio’s
	Portfolio’s	Fund’s	Aggregate
	Aggregate	Aggregate	Net Assets
	Net Assets	Net Assets	immediately
	before	before	after
Survivor/Acquired Fund	reorganization	reorganization	reorganization

Prime Obligations/AXA Enterprise Money Market	$367,979,094	$120,763,136	$488,742,230

Goldman Sachs Trust—Institutional Liquid Assets Portfolios
Notes to Financial Statements (continued)
February 28, 2009 (Unaudited)
7. Summary of Unit/Share Transactions (at $1.00 per unit/share)
Unit/share activity is as follows:

	Federal Portfolio

	For the Period
	January 1, 2009 to	For the	For the
	February 28, 2009*	Year Ended	Year Ended
	(Unaudited)	December 31, 2008	December 31, 2007

ILA Units
Units sold	51,709,233	218,638,252	238,528,451
Reinvestment of distributions	84,152	1,462,621	2,102,478
Units redeemed	(56,684,769)	(183,280,163)	(185,280,798)

	(4,891,384)	36,820,710	55,350,131

ILA Administration Units
Units sold	311,281,190	2,794,724,701	2,250,491,335
Reinvestment of distributions	1,508,662	48,617,381	81,821,050
Units redeemed	(425,017,698)	(1,872,448,581)	(2,082,355,535)

	(112,227,846)	970,893,501	249,956,850

ILA Service Units
Units sold	125,848,944	865,435,007	1,150,810,640
Shares issued in connection with merger	—	—	—
Units converted from ILA Class B(a)	—	—	—
Reinvestment of distributions	11,308	894,795	2,756,873
Units redeemed	(146,426,829)	(845,536,352)	(1,255,980,462)

	(20,566,577)	20,793,450	(102,412,949)

ILA Class B Units
Units sold	—	—	—
Shares issued in connection with merger	—	—	—
Units converted to ILA Service Units(a)	—	—	—
Reinvestment of distributions	—	—	—
Units redeemed	—	—	—

	—	—	—

ILA Class C Units
Shares sold	—	—	—
Shares issued in connection with merger	—	—	—
Reinvestment of distributions	—	—	—
Shares redeemed	—	—	—

	—	—	—

ILA Cash Management Shares
Shares sold	111,684,846	1,614,656,059	426,369,851
Reinvestment of distributions	29,322	4,990,766	1,431,559
Shares redeemed	(121,726,198)	(1,382,878,354)	(321,682,392)

	(10,012,030)	236,768,471	106,119,018

Net increase (decrease) in units/shares	(147,697,837)	1,265,276,132	309,013,050

*	The Portfolios changed their fiscal year end from December 31 to August 31.
(a)	Class B Units will automatically convert into Service Units on or about the fifteenth day of the last month of the calendar quarter that is eight years after the initial purchase date of either the Portfolio or another Goldman Sachs Fund.

Money Market Portfolio			Prime Obligations Portfolio

For the Period			For the Period
January 1, 2009 to	For the	For the	January 1, 2009 to	For the	For the
February 28, 2009*	Year Ended	Year Ended	February 28, 2009*	Year Ended	Year Ended
(Unaudited)	December 31, 2008	December 31, 2007	(Unaudited)	December 31, 2008	December 31, 2007

101,803,553	651,055,659	394,351,000	45,913,034	808,771,421	953,084,583
546,864	9,781,810	15,942,966	44,053	905,137	5,596,566
(98,899,666)	(622,782,288)	(310,414,161)	(47,624,705)	(878,821,247)	(1,128,382,601)

3,450,751	38,055,181	99,879,805	(1,667,618)	(69,144,689)	(169,701,452)

15,342,706	108,648,220	75,760,439	18,281,114	157,637,411	185,774,657
10	3,447	44,151	44,665	1,778,939	4,016,810
(16,608,473)	(114,407,759)	(70,992,605)	(19,760,438)	(208,577,658)	(167,779,328)

(1,265,757)	(5,756,092)	4,811,985	(1,434,659)	(49,161,308)	22,012,139

67,753,833	421,108,154	779,769,149	82,162,962	739,510,256	822,109,499
—	—	—	—	—	90,388,492
—	—	—	—	3,732,186	2,944,065
23,315	763,827	3,249,937	254,753	8,594,013	15,863,205
(49,638,569)	(431,148,669)	(993,959,532)	(73,616,420)	(719,702,758)	(773,683,207)

18,138,579	(9,276,688)	(210,940,446)	8,801,295	32,133,697	157,622,054

—	—	—	4,555,343	33,986,143	11,047,825
—	—	—	—	—	20,692,010
—	—	—	—	(3,732,186)	(2,944,065)
—	—	—	2,980	368,312	684,573
—	—	—	(1,880,182)	(21,445,659)	(12,817,904)

—	—	—	2,678,141	9,176,610	16,662,439

—	—	—	6,727,515	69,244,862	71,220,634
—	—	—	—	—	9,678,595
—	—	—	5,281	677,754	1,357,904
—	—	—	(9,168,179)	(51,987,595)	(56,985,831)

—	—	—	(2,435,383)	17,935,021	25,271,302

—	54,217	—	55,432,577	362,549,346	282,636,629
—	66	51	12,974	536,990	990,383
—	(53,676)	(573)	(71,653,287)	(340,862,419)	(264,218,520)

—	607	(522)	(16,207,736)	22,223,917	19,408,492

20,323,573	23,023,008	(106,249,178)	(10,265,960)	(36,836,752)	71,274,974

Goldman Sachs Trust—Institutional Liquid Assets Portfolios
Notes to Financial Statements (continued)
February 28, 2009 (Unaudited)

7. Summary of Unit/Share Transactions (at $1.00 per unit/share) (continued)
Unit/share activity is as follows:

	Tax-Exempt California Portfolio

	For the Period
	January 1, 2009 to	For the	For the
	February 28, 2009*	Year Ended	Year Ended
	(Unaudited)	December 31, 2008	December 31, 2007

ILA Units
Units sold	18,509,305	388,364,398	466,165,317
Reinvestment of distributions	12,091	1,841,373	4,136,157
Units redeemed	(22,890,311)	(419,311,817)	(424,158,138)

	(4,368,915)	(29,106,046)	46,143,336

ILA Administration Units
Units sold	192,270,091	3,505,323,315	3,338,086,936
Reinvestment of distributions	19,645	7,126,986	11,598,789
Units redeemed	(307,511,907)	(3,507,156,606)	(3,276,096,489)

	(115,222,171)	5,293,695	73,589,236

ILA Service Units
Units sold	1,339,295	6,711,295	150
Reinvestment of distributions	—	21	48
Units redeemed	(1,783,055)	(6,267,535)	(210)

	(443,760)	443,781	(12)

ILA Cash Management Shares
Shares sold	—	—	1,000
Reinvestment of distributions	—	10	31
Shares redeemed	—	—	(9,853)

	—	10	(8,822)

Net increase (decrease) in units/shares	(120,034,846)	(23,368,560)	119,723,738

*	The Portfolios changed their fiscal year end from December 31 to August 31.

Tax-Exempt Diversified Portfolio			Tax-Exempt New York Portfolio

For the Period			For the Period
January 1, 2009 to	For the	For the	January 1, 2009 to	For the	For the
February 28, 2009*	Year Ended	Year Ended	February 28, 2009*	Year Ended	Year Ended
(Unaudited)	December 31, 2008	December 31, 2007	(Unaudited)	December 31, 2008	December 31, 2007

43,052,291	315,886,136	228,659,362	16,310,747	155,327,016	104,259,372
81,439	2,874,882	4,636,168	16,061	1,086,664	1,586,163
(50,061,502)	(294,767,989)	(211,421,550)	(13,843,492)	(135,805,178)	(86,016,859)

(6,927,772)	23,993,029	21,873,980	2,483,316	20,608,502	19,828,676

579,990,515	8,185,735,991	5,071,224,271	378,109,546	3,764,383,166	2,216,969,652
330,647	17,632,663	17,996,875	29,560	5,717,274	8,602,008
(757,492,853)	(7,569,902,994)	(4,921,515,196)	(448,329,586)	(3,604,547,008)	(2,304,090,205)

(177,171,691)	633,465,660	167,705,950	(70,190,480)	165,553,432	(78,518,545)

6,212,268	69,462,858	73,553,820	—	—	—
562	161,943	277,083	2	978	12,901
(10,313,151)	(67,307,994)	(71,011,757)	—	(393,432)	(1,000)

(4,100,321)	2,316,807	2,819,146	2	(392,454)	11,901

3,022	1,207,207	15,433,436	—	97	291,968
—	68	—	—	12	920
(6,103)	(1,854,447)	(17,686,510)	—	(192)	(1,796,847)

(3,081)	(647,172)	(2,253,074)	—	(83)	(1,503,959)

(188,202,865)	659,128,324	190,146,002	(67,707,162)	185,769,397	(60,181,927)

Goldman Sachs Trust—Institutional Liquid Assets Portfolios
Notes to Financial Statements (continued)
February 28, 2009 (Unaudited)

7. Summary of Unit/Share Transactions (at $1.00 per unit/share) (continued)
Unit/share activity is as follows:

	Treasury Instruments Portfolio

	For the Period
	January 1, 2009 to	For the	For the
	February 28, 2009*	Year Ended	Year Ended
	(Unaudited)	December 31, 2008	December 31, 2007

ILA Units
Units sold	—	177,629,889	40,821,869
Reinvestment of distributions	3,513	153,053	234,875
Units redeemed	(4,545,521)	(158,736,545)	(35,604,952)

	(4,542,008)	19,046,397	5,451,792

ILA Administration Units
Units sold	—	2,639,237,676	221,320,061
Reinvestment of distributions	62,480	6,569,141	1,233,870
Units redeemed	(432,744,840)	(1,147,894,376)	(133,155,985)

	(432,682,360)	1,497,912,441	89,397,946

ILA Service Units
Units sold	—	957,193,277	818,892,274
Reinvestment of distributions	6	79,833	13,060
Units redeemed	(8,264,054)	(1,008,941,821)	(802,374,161)

	(8,264,048)	(51,668,711)	16,531,173

ILA Cash Management Shares
Shares sold	—	101,825,133	15,076,035
Reinvestment of distributions	1,217	89,026	140,093
Shares redeemed	(3,809,836)	(42,353,943)	(13,935,416)

	(3,808,619)	59,560,216	1,280,712

Net increase (decrease) in units/shares	(449,297,035)	1,524,850,343	112,661,623

*	The Portfolios changed their fiscal year end from December 31 to August 31.

Treasury Obligations Portfolio

For the Period
January 1, 2009 to	For the	For the
February 28, 2009*	Year Ended	Year Ended
(Unaudited)	December 31, 2008	December 31, 2007

116,028,457	396,081,148	519,817,296
2,313	240,984	359,516
(119,867,864)	(400,748,510)	(505,198,092)

(3,837,094)	(4,426,378)	14,978,720

99,819,649	856,257,204	75,754,697
5,254	1,472,172	176,710
(80,653,543)	(598,065,203)	(59,173,930)

19,171,360	259,664,173	16,757,477

183,491,960	1,549,743,642	1,262,499,454
12	10,711	24,862
(69,210,171)	(1,595,719,793)	(1,475,114,322)

114,281,801	(45,965,440)	(212,590,006)

59,544,378	542,049,067	929,109,779
1,273	2,136,762	2,213,544
(59,100,677)	(720,120,416)	(629,760,651)

444,974	(175,934,587)	301,562,672

130,061,041	33,337,768	120,708,863

Goldman Sachs Trust—Institutional Liquid Assets Portfolios
Financial Highlights
Selected Data for a Unit/Share Outstanding Throughout Each Period
Federal Portfolio

													Ratios assuming
													no expense reductions
															Ratio of
											Ratio of				net investment
	Net asset			Distributions		Net asset		Net assets	Ratio of net		net investment		Ratio of		income
	value,	Net		from net		value,		end	expenses to		income to		total expenses		(loss) to
	beginning	investment		investment		end of	Total	of period	average		average		to average		average net
Year—Unit/Share Class	of period	income(a)		income		period	return(b)	(in 000’s)	net assets		net assets		net assets		assets

FOR THE PERIOD JANUARY 1 TO FEBRUARY 28*, (UNAUDITED)

2009-ILA Units	$1.00	$0.001	(e)	$(0.001)	(e)	$1.00	0.07%	$114,877	0.42	%(d)	0.44	%(d)	0.42	%(d)	0.44	%(d)
2009-ILA Administration Units	1.00	0.001	(e)	(0.001)	(e)	1.00	0.05	2,864,387	0.57	(d)	0.30	(d)	0.57	(d)	0.30	(d)
2009-ILA Service Units	1.00	—	(c)(e)	—	(c)(e)	1.00	0.02	96,166	0.78	(d)	0.07	(d)	0.82	(d)	0.03	(d)
2009-ILA Cash Management Shares	1.00	—	(c)(e)	—	(c)(e)	1.00	0.01	333,140	0.82	(d)	0.04	(d)	1.42	(d)	(0.56	)(d)

FOR THE YEARS ENDED DECEMBER 31,

2008-ILA Units	1.00	0.023	(f)	(0.023)	(f)	1.00	2.31	119,766	0.42		2.16		0.42		2.16
2008-ILA Administration Units	1.00	0.021	(f)	(0.021)	(f)	1.00	2.16	2,976,558	0.57		2.08		0.57		2.08
2008-ILA Service Units	1.00	0.019	(f)	(0.019)	(f)	1.00	1.90	116,731	0.82		1.83		0.82		1.83
2008-ILA Cash Management Shares	1.00	0.017	(f)	(0.017)	(f)	1.00	1.73	343,145	0.99		1.53		1.42		1.10

2007-ILA Units	1.00	0.047		(0.047)		1.00	4.85	82,946	0.41		4.67		0.42		4.66
2007-ILA Administration Units	1.00	0.046		(0.046)		1.00	4.69	2,005,664	0.56		4.60		0.57		4.59
2007-ILA Service Units	1.00	0.043		(0.043)		1.00	4.43	95,938	0.81		4.11		0.82		4.10
2007-ILA Cash Management Shares	1.00	0.042		(0.042)		1.00	4.25	106,375	0.98		3.77		1.42		3.33

2006-ILA Units	1.00	0.046		(0.046)		1.00	4.65	27,595	0.41		4.32		0.41		4.32
2006-ILA Administration Units	1.00	0.044		(0.044)		1.00	4.49	1,755,687	0.56		4.41		0.56		4.41
2006-ILA Service Units	1.00	0.042		(0.042)		1.00	4.23	198,350	0.81		4.18		0.81		4.18
2006-ILA Cash Management Shares	1.00	0.038		(0.038)		1.00	4.06	255	0.98		3.81		1.41		3.38

2005-ILA Units	1.00	0.028		(0.028)		1.00	2.82	784,191	0.41		2.74		0.41		2.74
2005-ILA Administration Units	1.00	0.026		(0.026)		1.00	2.67	1,481,451	0.56		2.64		0.56		2.64
2005-ILA Service Units	1.00	0.024		(0.024)		1.00	2.41	204,181	0.81		2.39		0.81		2.39
2005-ILA Cash Management Shares	1.00	0.022		(0.022)		1.00	2.24	124,382	0.98		2.13		1.41		1.70

2004-ILA Units	1.00	0.010		(0.010)		1.00	0.97	937,553	0.41		0.94		0.41		0.94
2004-ILA Administration Units	1.00	0.008		(0.008)		1.00	0.82	1,412,667	0.56		0.84		0.56		0.84
2004-ILA Service Units	1.00	0.006		(0.006)		1.00	0.57	230,227	0.81		0.54		0.81		0.54
2004-ILA Cash Management Shares	1.00	0.004		(0.004)		1.00	0.42	151,658	0.94		0.26		1.41		(0.21)

*	The Portfolio changed its fiscal year end from December 31 to August 31.
(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on Portfolio distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.0005 per unit/share.
(d)	Annualized.
(e)	Net investment income and distributions from net investment income contain $0.0002 and $(0.0002), of realized capital gains and distributions from net realized gains, respectively.

(f)	Net investment income and distributions from net investment income contain $0.0003 and $(0.0003), of realized capital gains and distributions from net realized gains, respectively.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios
Financial Highlights
Selected Data for a Unit/Share Outstanding Throughout Each Period
Money Market Portfolio

													Ratios assuming
													no expense reductions
															Ratio of
											Ratio of				net investment
	Net asset			Distributions		Net asset		Net assets	Ratio of net		net investment		Ratio of		income
	value,	Net		from net		value,		end	expenses to		income to		total expenses		(loss) to
	beginning	investment		investment		end of	Total	of period	average		average		to average		average net
Year—Unit/Share Class	of period	income(a)		income		period	return(b)	(in 000’s)	net assets		net assets		net assets		assets

FOR THE PERIOD JANUARY 1 TO FEBRUARY 28*, (UNAUDITED)

2009-ILA Units	$1.00	$0.001		$(0.001)		$1.00	0.13%	$435,315	0.44	%(d)	0.78	%(d)	0.49	%(d)	0.73	%(d)
2009-ILA Administration Units	1.00	0.001		(0.001)		1.00	0.10	7,361	0.59	(d)	0.64	(d)	0.64	(d)	0.59	(d)
2009-ILA Service Units	1.00	0.001		(0.001)		1.00	0.06	53,872	0.83	(d)	0.39	(d)	0.89	(d)	0.33	(d)
2009-ILA Cash Management Shares	1.00	—	(c)	—	(c)	1.00	0.04	2	0.82	(d)	0.36	(d)	1.49	(d)	(0.31	)(d)

FOR THE YEARS ENDED DECEMBER 31,

2008-ILA Units	1.00	0.024		(0.024)		1.00	2.40	431,864	0.44		2.41		0.45		2.40
2008-ILA Administration Units	1.00	0.022		(0.022)		1.00	2.25	8,627	0.59		2.35		0.60		2.34
2008-ILA Service Units	1.00	0.020		(0.020)		1.00	1.99	35,734	0.84		2.12		0.85		2.11
2008-ILA Cash Management Shares	1.00	0.018		(0.018)		1.00	1.82	2	1.01		1.67		1.45		1.23

2007-ILA Units	1.00	0.049		(0.049)		1.00	5.02	393,809	0.44		4.90		0.47		4.87
2007-ILA Administration Units	1.00	0.047		(0.047)		1.00	4.86	14,383	0.59		4.75		0.62		4.72
2007-ILA Service Units	1.00	0.045		(0.045)		1.00	4.60	45,010	0.84		4.52		0.87		4.49
2007-ILA Cash Management Shares	1.00	0.043		(0.043)		1.00	4.42	1	1.01		4.51		1.47		4.05

2006-ILA Units	1.00	0.046		(0.046)		1.00	4.72	293,929	0.43		4.54		0.43		4.54
2006-ILA Administration Units	1.00	0.045		(0.045)		1.00	4.57	9,571	0.57		4.31		0.57		4.31
2006-ILA Service Units	1.00	0.042		(0.042)		1.00	4.31	255,951	0.83		4.22		0.83		4.22
2006-ILA Cash Management Shares	1.00	0.040		(0.040)		1.00	4.13	2	0.99		3.87		1.42		3.44

2005-ILA Units	1.00	0.029		(0.029)		1.00	2.91	578,208	0.41		2.85		0.41		2.85
2005-ILA Administration Units	1.00	0.027		(0.027)		1.00	2.75	947,855	0.56		2.73		0.56		2.73
2005-ILA Service Units	1.00	0.025		(0.025)		1.00	2.50	262,445	0.81		2.48		0.81		2.48
2005-ILA Cash Management Shares	1.00	0.023		(0.023)		1.00	2.32	134,241	0.98		2.27		1.41		1.84

2004-ILA Units	1.00	0.010		(0.010)		1.00	1.03	546,525	0.42		1.02		0.42		1.02
2004-ILA Administration Units	1.00	0.009		(0.009)		1.00	0.88	832,256	0.57		0.91		0.57		0.91
2004-ILA Service Units	1.00	0.006		(0.006)		1.00	0.62	243,625	0.82		0.61		0.82		0.61
2004-ILA Cash Management Shares	1.00	0.005		(0.005)		1.00	0.48	111,984	0.95		0.36		1.42		(0.11)

*	The Portfolio changed its fiscal year end from December 31 to August 31.

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on Portfolio distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.0005 per share.

(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios
Financial Highlights
Selected Data for a Unit/Share Outstanding Throughout Each Period
Prime Obligations Portfolio

												Ratios assuming no
												expense reductions
														Ratio of net
										Ratio of net				investment
	Net asset			Distributions	Net asset		Net assets	Ratio of net		investment		Ratio of total		income
	value,	Net		from net	value,		end	expenses to		income to		expenses to		(loss) to
	beginning	investment		investment	end	Total	of period	average net		average net		average net		average net
Year—Unit/Share Class	of period	income(a)		income	of period	return(b)	(in 000’s)	assets		assets		assets		assets

FOR THE PERIOD JANUARY 1 TO FEBRUARY 28*, (UNAUDITED)

2009-ILA Units	$1.00	$0.001		$(0.001)	$1.00	0.12%	$50,378	0.44	%(d)	0.77	%(d)	0.49	%(d)	0.72	%(d)
2009-ILA Administration Units	1.00	0.001		(0.001)	1.00	0.09	45,173	0.59	(d)	0.61	(d)	0.64	(d)	0.56	(d)
2009-ILA Service Units	1.00	0.001		(0.001)	1.00	0.05	476,718	0.82	(d)	0.40	(d)	0.89	(d)	0.33	(d)
2009-ILA B Units	1.00	—	(c)	— (c)	1.00	0.01	36,383	1.10	(d)	0.10	(d)	1.49	(d)	(0.29	)(d)
2009-ILA C Units	1.00	—	(c)	— (c)	1.00	0.01	59,161	1.10	(d)	0.10	(d)	1.49	(d)	(0.29	)(d)
2009-ILA Cash Management Shares	1.00	—	(c)	— (c)	1.00	0.04	29,612	0.92	(d)	0.32	(d)	1.49	(d)	(0.25	)(d)

FOR THE YEARS ENDED DECEMBER 31,

2008-ILA Units	1.00	0.024		(0.024)	1.00	2.38	52,042	0.44		2.37		0.45		2.36
2008-ILA Administration Units	1.00	0.022		(0.022)	1.00	2.23	46,604	0.59		2.46		0.60		2.45
2008-ILA Service Units	1.00	0.020		(0.020)	1.00	1.97	466,445	0.84		1.96		0.85		1.95
2008-ILA B Units	1.00	0.014		(0.014)	1.00	1.36	35,144	1.44		1.33		1.45		1.32
2008-ILA C Units	1.00	0.014		(0.014)	1.00	1.36	61,592	1.44		1.33		1.45		1.32
2008-ILA Cash Management Shares	1.00	0.018		(0.018)	1.00	1.80	45,816	1.01		1.75		1.45		1.31

2007-ILA Units	1.00	0.049		(0.049)	1.00	5.01	121,193	0.43		4.92		0.44		4.91
2007-ILA Administration Units	1.00	0.047		(0.047)	1.00	4.86	95,770	0.58		4.75		0.59		4.74
2007-ILA Service Units	1.00	0.045		(0.045)	1.00	4.59	434,359	0.83		4.49		0.84		4.48
2007-ILA B Units	1.00	0.039		(0.039)	1.00	3.97	25,971	1.43		3.88		1.44		3.87
2007-ILA C Units	1.00	0.039		(0.039)	1.00	3.97	43,663	1.43		3.89		1.44		3.88
2007-ILA Cash Management Shares	1.00	0.043		(0.043)	1.00	4.42	23,597	1.00		4.32		1.44		3.88

2006-ILA Units	1.00	0.046		(0.046)	1.00	4.73	290,894	0.43		4.70		0.46		4.67
2006-ILA Administration Units	1.00	0.045		(0.045)	1.00	4.58	73,758	0.58		4.44		0.61		4.41
2006-ILA Service Units	1.00	0.042		(0.042)	1.00	4.32	276,733	0.83		4.26		0.86		4.23
2006-ILA B Units	1.00	0.036		(0.036)	1.00	3.69	9,308	1.43		3.63		1.46		3.60
2006-ILA C Units	1.00	0.036		(0.036)	1.00	3.69	18,392	1.43		3.63		1.46		3.60
2006-ILA Cash Management Shares	1.00	0.041		(0.041)	1.00	4.14	4,189	1.00		3.98		1.46		3.52

2005-ILA Units	1.00	0.029		(0.029)	1.00	2.91	135,351	0.43		2.81		0.46		2.78
2005-ILA Administration Units	1.00	0.027		(0.027)	1.00	2.75	110,480	0.58		2.79		0.61		2.76
2005-ILA Service Units	1.00	0.025		(0.025)	1.00	2.50	228,238	0.83		2.45		0.86		2.42
2005-ILA B Units	1.00	0.019		(0.019)	1.00	1.90	12,304	1.43		1.80		1.46		1.77
2005-ILA C Units	1.00	0.019		(0.019)	1.00	1.90	19,781	1.43		1.87		1.46		1.84
2005-ILA Cash Management Shares	1.00	0.023		(0.023)	1.00	2.32	5,585	1.00		2.29		1.46		1.83

2004-ILA Units	1.00	0.010		(0.010)	1.00	1.00	160,780	0.43		1.00		0.47		0.96
2004-ILA Administration Units	1.00	0.008		(0.008)	1.00	0.85	65,049	0.58		0.86		0.62		0.82
2004-ILA Service Units	1.00	0.006		(0.006)	1.00	0.60	205,341	0.83		0.63		0.87		0.59
2004-ILA B Units	1.00	0.003		(0.003)	1.00	0.35	18,080	1.07		0.35		1.47		(0.05)
2004-ILA C Units	1.00	0.003		(0.003)	1.00	0.35	15,068	1.07		0.36		1.47		(0.04)
2004-ILA Cash Management Shares	1.00	0.004		(0.004)	1.00	0.45	7,321	0.97		0.40		1.47		(0.10)

*	The Portfolio changed its fiscal year end from December 31 to August 31.

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on Portfolio distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.0005 per share.

(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios
Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Period
Tax-Exempt California Portfolio

														Ratios assuming no
														expense reductions
																Ratio of net
												Ratio of net				investment
	Net asset			Distributions		Net asset			Net assets	Ratio of net		investment		Ratio of total		income
	value,	Net		from net		value,			end	expenses to		income to		expenses to		(loss) to
	beginning	investment		investment		end	Total		of period	average net		average net		average net		average net
Year—Unit/Share Class	of period	income(a)		income		of period	return(b)		(in 000’s)	assets		assets		assets		assets

FOR THE PERIOD JANUARY 1 TO FEBRUARY 28*, (UNAUDITED)

2009-ILA Units	$1.00	$—	(c)	$—	(c)	$1.00	0.01%		$142,971	0.44	%(d)	0.09	%(d)	0.46	%(d)	0.07	%(d)
2009-ILA Administration Units	1.00	—	(c)	—	(c)	1.00	—	(f)	384,526	0.50	(d)	0.03	(d)	0.61	(d)	(0.08	)(d)
2009-ILA Service Units	1.00	—	(c)	—	(c)	1.00	—	(f)	2	0.52	(d)	0.01	(d)	0.86	(d)	(0.33	)(d)
2009-ILA Cash Management Shares	1.00	—	(c)	—	(c)	1.00	—	(f)	1	0.44	(d)	0.21	(d)	1.46	(d)	(0.81	)(d)

FOR THE YEARS ENDED DECEMBER 31,

2008-ILA Units	1.00	0.016		(0.016	)(e)	1.00	1.60		147,340	0.44		1.56		0.46		1.54
2008-ILA Administration Units	1.00	0.014		(0.014	)(e)	1.00	1.45		499,754	0.59		1.42		0.61		1.40
2008-ILA Service Units	1.00	0.012		(0.012	)(e)	1.00	1.21		445	0.82		0.72		0.86		0.68
2008-ILA Cash Management Shares	1.00	0.011		(0.011	)(e)	1.00	1.05		1	0.84		1.18		1.46		0.56

2007-ILA Units	1.00	0.031		(0.031	)(e)	1.00	3.20		176,449	0.43		3.14		0.44		3.13
2007-ILA Administration Units	1.00	0.030		(0.030	)(e)	1.00	3.05		494,463	0.58		2.99		0.59		2.98
2007-ILA Service Units	1.00	0.027		(0.027	)(e)	1.00	2.79		2	0.83		2.73		0.84		2.72
2007-ILA Cash Management Shares	1.00	0.026		(0.026	)(e)	1.00	2.62		1	1.00		2.64		1.44		2.20

2006-ILA Units	1.00	0.029		(0.029	)(e)	1.00	3.03		130,302	0.43		2.90		0.44		2.90
2006-ILA Administration Units	1.00	0.028		(0.028	)(e)	1.00	2.87		420,875	0.58		2.82		0.59		2.81
2006-ILA Service Units	1.00	0.026		(0.026	)(e)	1.00	2.62		2	0.83		2.56		0.84		2.56
2006-ILA Cash Management Shares	1.00	0.023		(0.023	)(e)	1.00	2.44		10	1.00		2.35		1.44		1.91

2005-ILA Units	1.00	0.020		(0.020)		1.00	1.98		268,806	0.43		1.99		0.44		1.98
2005-ILA Administration Units	1.00	0.018		(0.018)		1.00	1.83		300,545	0.58		1.79		0.59		1.78
2005-ILA Service Units	1.00	0.016		(0.016)		1.00	1.57		2	0.83		1.60		0.83		1.60
2005-ILA Cash Management Shares	1.00	0.014		(0.014)		1.00	1.40		27,385	1.00		1.45		1.44		1.01

2004-ILA Units	1.00	0.008		(0.008)		1.00	0.78		208,139	0.43		0.74		0.45		0.72
2004-ILA Administration Units	1.00	0.006		(0.006)		1.00	0.62		273,919	0.58		0.64		0.60		0.62
2004-ILA Service Units	1.00	0.004		(0.004)		1.00	0.39		2	0.83		0.36		0.85		0.34
2004-ILA Cash Management Shares	1.00	0.003		(0.003)		1.00	0.32		14,721	0.82		0.23		1.45		(0.40)

*	The Portfolio changed its fiscal year end from December 31 to August 31.

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on Portfolio distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.0005 per unit/share.

(d)	Annualized.

(e)	Amount includes $0.00021, $0.00007 and $0.00028 of distributions from net realized gains for the years ended December 31, 2008, December 31, 2007 and December 31, 2006, respectively.
(f)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios
Financial Highlights
Selected Data for a Unit/Share Outstanding Throughout Each Period
Tax-Exempt Diversified Portfolio

														Ratios assuming no
														expense reductions
												Ratio of net				Ratio of net
												investment				investment
	Net asset			Distributions		Net asset			Net assets	Ratio of net		income		Ratio of total		income
	value,	Net		from net		value,			end	expenses to		(loss) to		expenses to		(loss) to
	beginning	investment		investment		end	Total		of period	average net		average net		average net		average net
Year—Unit/Share Class	of period	income(a)		income		of period	return(b)		(in 000’s)	assets		assets		assets		assets

FOR THE PERIOD JANUARY 1 TO FEBRUARY 28*, (UNAUDITED)

2009-ILA Units	$1.00	$0.001		$(0.001)		$1.00	0.05%		$164,096	0.44	%(d)	0.31	%(d)	0.44	%(d)	0.31	%(d)
2009-ILA Administration Units	1.00	—	(c)	—	(c)	1.00	0.03		1,181,311	0.59	(d)	0.16	(d)	0.59	(d)	0.16	(d)
2009-ILA Service Units	1.00	—	(c)	—	(c)	1.00	—	(f)	18,773	0.73	(d)	0.02	(d)	0.84	(d)	(0.09	)(d)
2009-ILA Cash Management Shares	1.00	—	(c)	—	(c)	1.00	—	(f)	54	0.75	(d)	(0.02	)(d)	1.44	(d)	(0.67	)(d)

FOR THE YEARS ENDED DECEMBER 31,

2008-ILA Units	1.00	0.017		(0.017)	(e)	1.00	1.74		171,017	0.43		1.72		0.44		1.71
2008-ILA Administration Units	1.00	0.016		(0.016)	(e)	1.00	1.59		1,358,448	0.58		1.56		0.59		1.55
2008-ILA Service Units	1.00	0.013		(0.013)	(e)	1.00	1.33		22,873	0.83		1.29		0.84		1.28
2008-ILA Cash Management Shares	1.00	0.012		(0.012)	(e)	1.00	1.17		58	1.00		1.16		1.44		0.72

2007-ILA Units	1.00	0.032		(0.032)	(e)	1.00	3.31		147,044	0.43		3.24		0.44		3.23
2007-ILA Administration Units	1.00	0.031		(0.031)	(e)	1.00	3.15		725,018	0.58		3.09		0.59		3.08
2007-ILA Service Units	1.00	0.028		(0.028)	(e)	1.00	2.90		20,559	0.83		2.85		0.84		2.84
2007-ILA Cash Management Shares	1.00	0.026		(0.026)	(e)	1.00	2.72		705	1.00		2.68		1.44		2.24

2006-ILA Units	1.00	0.029		(0.029)	(e)	1.00	3.08		125,168	0.41		2.92		0.42		2.92
2006-ILA Administration Units	1.00	0.028		(0.028)	(e)	1.00	2.93		557,264	0.57		2.84		0.57		2.84
2006-ILA Service Units	1.00	0.026		(0.026)	(e)	1.00	2.67		17,741	0.82		2.62		0.82		2.62
2006-ILA Cash Management Shares	1.00	0.024		(0.024)	(e)	1.00	2.50		2,963	0.98		2.38		1.41		1.95

2005-ILA Units	1.00	0.020		(0.020)		1.00	2.02		634,174	0.41		1.98		0.41		1.98
2005-ILA Administration Units	1.00	0.019		(0.019)		1.00	1.87		1,344,727	0.56		1.83		0.56		1.83
2005-ILA Service Units	1.00	0.016		(0.016)		1.00	1.61		24,328	0.81		1.59		0.81		1.59
2005-ILA Cash Management Shares	1.00	0.014		(0.014)		1.00	1.44		147,558	0.98		1.41		1.41		0.98

2004-ILA Units	1.00	0.008		(0.008)		1.00	0.82		697,374	0.41		0.80		0.41		0.80
2004-ILA Administration Units	1.00	0.007		(0.007)		1.00	0.67		1,338,658	0.56		0.69		0.56		0.69
2004-ILA Service Units	1.00	0.004		(0.004)		1.00	0.42		23,652	0.81		0.43		0.81		0.43
2004-ILA Cash Management Shares	1.00	0.003		(0.003)		1.00	0.33		139,086	0.87		0.28		1.41		(0.26)

*	The Portfolio changed its fiscal year end from December 31 to August 31.

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on Portfolio distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.0005 per unit/share.

(d)	Annualized.

(e)	Amount includes $0.00009, $0.00014 and $0.0004 of distributions from net realized gains for the years ended December 31, 2008, December 31, 2007 and December 31, 2006, respectively.
(f)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios
Financial Highlights
Selected Data for a Unit/Share Outstanding Throughout Each Period
Tax-Exempt New York Portfolio

														Ratios assuming no
														expense reductions
												Ratio of net				Ratio of net
												investment				investment
	Net asset			Distributions		Net asset			Net assets	Ratio of net		income		Ratio of total		income
	value,	Net		from net		value,			end	expenses to		(loss) to		expenses to		(loss) to
	beginning	investment		investment		end	Total		of period	average net		average net		average net		average net
Year—Unit/Share Class	of period	income(a)		income		of period	return(b)		(in 000’s)	assets		assets		assets		assets

FOR THE PERIOD JANUARY 1 TO FEBRUARY 28*, (UNAUDITED)

2009-ILA Units	$1.00	$—	(c)	$—	(c)	$1.00	0.02%		$79,447	0.44	%(d)	0.13	%(d)	0.47	%(d)	0.10	%(d)
2009-ILA Administration Units	1.00	—	(c)	—	(c)	1.00	0.01		348,665	0.53	(d)	0.04	(d)	0.62	(d)	(0.05	)(d)
2009-ILA Service Units	1.00	—	(c)	—	(c)	1.00	—	(f)	76	0.56	(d)	0.02	(d)	0.87	(d)	(0.29	)(d)
2009-ILA Cash Management Shares	1.00	—	(c)	—	(c)	1.00	—	(f)	1	0.48	(d)	(0.01	)(d)	1.47	(d)	(0.98	)(d)

FOR THE YEARS ENDED DECEMBER 31,

2008-ILA Units	1.00	0.017		(0.017	)(e)	1.00	1.70		76,958	0.44		1.67		0.47		1.64
2008-ILA Administration Units	1.00	0.015		(0.015	)(e)	1.00	1.55		418,830	0.59		1.48		0.62		1.45
2008-ILA Service Units	1.00	0.013		(0.013	)(e)	1.00	1.30		76	0.84		1.41		0.87		1.38
2008-ILA Cash Management Shares	1.00	0.011		(0.011	)(e)	1.00	1.14		1	0.90		1.11		1.47		0.54

2007-ILA Units	1.00	0.032		(0.032	)(e)	1.00	3.24		56,353	0.43		3.20		0.46		3.17
2007-ILA Administration Units	1.00	0.030		(0.030	)(e)	1.00	3.09		253,295	0.58		3.04		0.61		3.01
2007-ILA Service Units	1.00	0.028		(0.028	)(e)	1.00	2.83		468	0.83		2.79		0.86		2.76
2007-ILA Cash Management Shares	1.00	0.026		(0.026	)(e)	1.00	2.66		1	1.00		2.65		1.46		2.19

2006-ILA Units	1.00	0.030		(0.030	)(e)	1.00	3.04		36,521	0.43		2.92		0.45		2.90
2006-ILA Administration Units	1.00	0.029		(0.029	)(e)	1.00	2.89		331,793	0.58		2.86		0.60		2.85
2006-ILA Service Units	1.00	0.027		(0.027	)(e)	1.00	2.63		456	0.83		2.67		0.85		2.65
2006-ILA Cash Management Shares	1.00	0.023		(0.023	)(e)	1.00	2.46		1,507	1.00		2.33		1.45		1.88

2005-ILA Units	1.00	0.020		(0.020)		1.00	1.99		100,268	0.43		1.94		0.45		1.92
2005-ILA Administration Units	1.00	0.018		(0.018)		1.00	1.84		206,485	0.58		1.83		0.60		1.81
2005-ILA Service Units	1.00	0.016		(0.016)		1.00	1.58		72	0.83		1.34		0.84		1.33
2005-ILA Cash Management Shares	1.00	0.014		(0.014)		1.00	1.41		58,291	1.00		1.35		1.45		0.90

2004-ILA Units	1.00	0.008		(0.008)		1.00	0.78		99,743	0.43		0.78		0.46		0.75
2004-ILA Administration Units	1.00	0.006		(0.006)		1.00	0.63		174,135	0.58		0.65		0.61		0.62
2004-ILA Service Units	1.00	0.004		(0.004)		1.00	0.40		156	0.82		0.41		0.86		0.37
2004-ILA Cash Management Shares	1.00	0.003		(0.003)		1.00	0.33		59,693	0.87		0.30		1.46		(0.29)

*	The Portfolio changed its fiscal year end from December 31 to August 31.

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on Portfolio distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.0005 per unit/share.

(d)	Annualized.

(e)	Amount includes $0.0003, $0.00005 and $0.00008 of distributions from net realized gains for the years ended December 31, 2008, December 31, 2007 and December 31, 2006, respectively.
(f)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios
Financial Highlights
Selected Data for a Unit/Share Outstanding Throughout Each Period
Treasury Instruments Portfolio

														Ratios assuming no
														expense reductions
												Ratio of net				Ratio of net
												investment				investment
	Net asset			Distributions		Net asset			Net assets	Ratio of net		income		Ratio of total		income
	value,	Net		from net		value,			end	expenses to		(loss) to		expenses to		(loss) to
	beginning	investment		investment		end	Total		of period	average net		average net		average net		average net
Year—Unit/Share Class	of period	income(a)		income		of period	return(b)		(in 000’s)	assets		assets		assets		assets

FOR THE PERIOD JANUARY 1 TO FEBRUARY 28*, (UNAUDITED)

2009-ILA Units	$1.00	$—	(c)(d)	$—	(c)(d)	$1.00	0.01%		$23,562	0.37	%(e)	(0.07	)%(e)	0.43	%(e)	(0.13	)%(e)
2009-ILA Administration Units	1.00	—	(c)(d)	—	(c)(d)	1.00	—	(f)	1,178,084	0.44	(e)	(0.14	)(e)	0.58	(e)	(0.28	)(e)
2009-ILA Service Units	1.00	—	(c)(d)	—	(c)(d)	1.00	—	(f)	115,228	0.45	(e)	(0.15	)(e)	0.83	(e)	(0.53	)(e)
2009-ILA Cash Management Shares	1.00	—	(c)(d)	—	(c)(d)	1.00	—	(f)	63,011	0.44	(e)	(0.15	)(e)	1.43	(e)	(1.14	)(e)

FOR THE YEARS ENDED DECEMBER 31,

2008-ILA Units	1.00	0.013	(d)	(0.013	)(d)	1.00	1.31		28,109	0.43		0.68		0.43		0.68
2008-ILA Administration Units	1.00	0.012	(d)	(0.012	)(d)	1.00	1.17		1,611,056	0.57		0.56		0.58		0.55
2008-ILA Service Units	1.00	0.009	(d)	(0.009	)(d)	1.00	0.95		123,509	0.81		0.70		0.83		0.68
2008-ILA Cash Management Shares	1.00	0.008	(d)	(0.008	)(d)	1.00	0.80		66,829	0.78		0.22		1.43		(0.43)

2007-ILA Units	1.00	0.042	(d)	(0.042	)(d)	1.00	4.32		9,055	0.43		3.94		0.46		3.91
2007-ILA Administration Units	1.00	0.041	(d)	(0.041	)(d)	1.00	4.16		112,629	0.58		3.68		0.61		3.65
2007-ILA Service Units	1.00	0.038	(d)	(0.038	)(d)	1.00	3.91		175,160	0.83		3.71		0.86		3.68
2007-ILA Cash Management Shares	1.00	0.037	(d)	(0.037	)(d)	1.00	3.73		7,247	1.00		3.34		1.46		2.88

2006-ILA Units	1.00	0.042		(0.042)		1.00	4.42		3,602	0.43		4.19		0.48		4.14
2006-ILA Administration Units	1.00	0.041		(0.041)		1.00	4.26		23,217	0.58		4.14		0.64		4.08
2006-ILA Service Units	1.00	0.039		(0.039)		1.00	4.00		158,611	0.83		3.92		0.88		3.87
2006-ILA Cash Management Shares	1.00	0.035		(0.035)		1.00	3.82		5,966	1.00		3.51		1.47		3.04

2005-ILA Units	1.00	0.026		(0.026)		1.00	2.59		26,118	0.43		2.50		0.45		2.48
2005-ILA Administration Units	1.00	0.024		(0.024)		1.00	2.44		37,744	0.58		2.43		0.60		2.41
2005-ILA Service Units	1.00	0.022		(0.022)		1.00	2.18		325,678	0.83		2.15		0.85		2.13
2005-ILA Cash Management Shares	1.00	0.020		(0.020)		1.00	2.01		26,741	1.00		2.00		1.45		1.55

2004-ILA Units	1.00	0.008		(0.008)		1.00	0.85		33,836	0.43		0.79		0.44		0.78
2004-ILA Administration Units	1.00	0.007		(0.007)		1.00	0.70		33,103	0.58		0.68		0.59		0.67
2004-ILA Service Units	1.00	0.004		(0.004)		1.00	0.44		372,296	0.83		0.40		0.84		0.39
2004-ILA Cash Management Shares	1.00	0.004		(0.004)		1.00	0.38		15,775	0.88		0.31		1.44		(0.25)

*	The Portfolio changed its fiscal year end from December 31 to August 31.

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on Portfolio distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.0005 per unit/share.

(d)	Net investment income and distributions from net investment income contain $0.0003, $(0.0003), $0.002, $(0.002), $0.001 and $(0.001) of realized capital gains and distributions from net realized gains, for the periods ended February 28, 2009, December 31, 2008 and December 31, 2007, respectively.

(e)	Annualized.
(f)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios
Financial Highlights
Selected Data for a Unit/Share Outstanding Throughout Each Period
Treasury Obligations Portfolio

														Ratios assuming no
														expense reductions
												Ratio of net				Ratio of net
												investment				investment
	Net asset			Distributions		Net asset			Net assets	Ratio of net		income		Ratio of total		income
	value,	Net		from net		value,			end	expenses to		(loss) to		expenses to		(loss) to
	beginning	investment		investment		end	Total		of period	average net		average net		average net		average net
Year—Unit/Share Class	of period	income(a)		income		of period	return(b)		(in 000’s)	assets		assets		assets		assets

FOR THE PERIOD JANUARY 1 TO FEBRUARY 28*, (UNAUDITED)

2009-ILA Units	$1.00	$—	(c)(d)	$—	(c)(d)	$1.00	0.01%		$31,907	0.43	%(e)	(0.07	)%(e)	0.43	%(e)	(0.07	)%(e)
2009-ILA Administration Units	1.00	—	(c)(d)	—	(c)(d)	1.00	—	(f)	295,905	0.50	(e)	(0.14	)(e)	0.58	(e)	(0.22	)(e)
2009-ILA Service Units	1.00	—	(c)(d)	—	(c)(d)	1.00	—	(f)	503,274	0.50	(e)	(0.14	)(e)	0.83	(e)	(0.47	)(e)
2009-ILA Cash Management Shares	1.00	—	(c)(d)	—	(c)(d)	1.00	—	(f)	185,590	0.50	(e)	(0.14	)(e)	1.43	(e)	(1.07	)(e)

FOR THE YEARS ENDED DECEMBER 31,

2008-ILA Units	1.00	0.014	(d)	(0.014)	(d)	1.00	1.43		35,732	0.43		1.46		0.43		1.46
2008-ILA Administration Units	1.00	0.013	(d)	(0.013)	(d)	1.00	1.28		276,631	0.57		0.85		0.58		0.84
2008-ILA Service Units	1.00	0.011	(d)	(0.011)	(d)	1.00	1.09		388,814	0.78		1.11		0.83		1.06
2008-ILA Cash Management Shares	1.00	0.010	(d)	(0.010)	(d)	1.00	0.96		185,085	0.91		1.03		1.43		0.51

2007-ILA Units	1.00	0.045		(0.045)		1.00	4.56		40,156	0.43		4.44		0.43		4.44
2007-ILA Administration Units	1.00	0.043		(0.043)		1.00	4.40		16,911	0.58		3.70		0.58		3.70
2007-ILA Service Units	1.00	0.041		(0.041)		1.00	4.14		434,726	0.83		4.11		0.83		4.11
2007-ILA Cash Management Shares	1.00	0.039		(0.039)		1.00	3.97		361,004	1.00		3.49		1.43		3.06

2006-ILA Units	1.00	0.043		(0.043)		1.00	4.62		25,175	0.43		4.34		0.43		4.34
2006-ILA Administration Units	1.00	0.042		(0.042)		1.00	4.46		152	0.58		4.23		0.58		4.23
2006-ILA Service Units	1.00	0.041		(0.041)		1.00	4.20		647,287	0.83		4.11		0.83		4.11
2006-ILA Cash Management Shares	1.00	0.039		(0.039)		1.00	4.02		59,418	1.00		3.87		1.43		3.44

2005-ILA Units	1.00	0.027		(0.027)		1.00	2.77		89,579	0.43		2.55		0.43		2.55
2005-ILA Administration Units	1.00	0.026		(0.026)		1.00	2.62		11,373	0.58		2.57		0.58		2.57
2005-ILA Service Units	1.00	0.023		(0.023)		1.00	2.36		756,424	0.83		2.41		0.83		2.41
2005-ILA Cash Management Shares	1.00	0.021		(0.021)		1.00	2.19		162,011	1.00		2.63		1.43		2.20

2004-ILA Units	1.00	0.009		(0.009)		1.00	0.91		156,027	0.43		0.92		0.43		0.92
2004-ILA Administration Units	1.00	0.008		(0.008)		1.00	0.76		12,900	0.58		0.74		0.58		0.74
2004-ILA Service Units	1.00	0.005		(0.005)		1.00	0.51		554,391	0.83		0.47		0.83		0.47
2004-ILA Cash Management Shares	1.00	0.004		(0.004)		1.00	0.40		8,035	0.92		0.26		1.43		(0.25)

*	The Portfolio changed its fiscal year end from December 31 to August 31.

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on Portfolio distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.0005 per unit/share.

(d)	Net investment income and distributions from net investment income contain $0.0002, $(0.0002), $0.0004 and $(0.0004) of realized capital gains and distributions from net realized gains, for the periods ended February 28, 2009 and December 31, 2008, respectively.

(e)	Annualized.
(f)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Portfolio Expenses — Six Month Period Ended February 28, 2009 (Unaudited)

As a unitholder/shareholder of ILA, ILA Administration, ILA Service, ILA B, ILA C Units or ILA Cash Management Shares of the Portfolios you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (load) (with respect to ILA B and C Units); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to ILA B Units, ILA C Units and Cash Management Shares); and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in ILA, ILA Administration, ILA Service, ILA B, ILA C Units or ILA Cash Management Shares of the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2008 through February 28, 2009.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the column heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Federal Portfolio			Money Market Portfolio			Prime Obligations Portfolio			Tax-Exempt California Portfolio			Tax-Exempt Diversified Portfolio
			Expenses			Expenses			Expenses			Expenses			Expenses
			Paid for			Paid for			Paid for			Paid for			Paid for
	Beginning	Ending	the	Beginning	Ending	the	Beginning	Ending	the	Beginning	Ending	the	Beginning	Ending	the
	Account	Account	6 months	Account	Account	6 months	Account	Account	6 months	Account	Account	6 months	Account	Account	6 months
	Value	Value	ended	Value	Value	ended	Value	Value	ended	Value	Value	ended	Value	Value	ended
Share Class	9/1/08	2/28/09	2/28/09	9/1/08	2/28/09	2/28/09	9/1/08	2/28/09	2/28/09	9/1/08	2/28/09	2/28/09	9/1/08	2/28/09	2/28/09
ILA Units
Actual	$1,000.00	$1,006.40	$2.09	$1,000.00	$1,006.70	$2.19	$1,000.00	$1,006.50	$2.19	$1,000.00	$1,005.40	$2.19	$1,000.00	$1,006.40	$2.19
Hypothetical 5% return	1,000.00	1,022.71	2.11	1,000.00	1,022.61	2.21	1,000.00	1,022.61	2.21	1,000.00	1,022.61	2.11	1,000.00	1,022.61	2.21

ILA Administration Units
Actual	1,000.00	1,005.70	2.83	1,000.00	1,005.90	2.93	1,000.00	1,005.80	2.93	1,000.00	1,004.80	2.49	1,000.00	1,005.60	2.93
Hypothetical 5% return	1,000.00	1,021.97	2.86	1,000.00	1,021.87	2.96	1,000.00	1,021.87	2.96	1,000.00	1,022.32	2.51	1,000.00	1,021.87	2.96

ILA Service Units
Actual	1,000.00	1,004.50	3.88	1,000.00	1,004.70	4.13	1,000.00	1,004.60	4.08	1,000.00	1,004.00	2.58	1,000.00	1,004.60	3.63
Hypothetical 5% return	1,000.00	1,020.93	3.91	1,000.00	1,020.68	4.16	1,000.00	1,020.73	4.11	1,000.00	1,022.22	2.61	1,000.00	1,021.17	2.96

ILA B Units
Actual	1,000.00	N/A	N/A	N/A	N/A	N/A	1,000.00	1,002.10	5.46	N/A	N/A	N/A	N/A	N/A	N/A
Hypothetical 5% return	1,000.00	N/A	N/A	N/A	N/A	N/A	1,000.00	1,019.34	5.51	N/A	N/A	N/A	N/A	N/A	N/A

ILA C Units
Actual	1,000.00	N/A	N/A	N/A	N/A	N/A	1,000.00	1,002.10	5.46	N/A	N/A	N/A	N/A	N/A	N/A
Hypothetical 5% return	1,000.00	N/A	N/A	N/A	N/A	N/A	1,000.00	1,019.34	5.51	N/A	N/A	N/A	N/A	N/A	N/A

ILA Cash Management Shares
Actual	1,000.00	1,003.90	4.07	1,000.00	1,003.90	4.07	1,000.00	1,003.80	4.57	1,000.00	1,003.60	2.19	1,000.00	1,004.00	3.73
Hypothetical 5% return	1,000.00	1,020.73	4.11	1,000.00	1,020.73	4.11	1,000.00	1,020.23	4.61	1,000.00	1,022.61	2.21	1,000.00	1,021.08	3.76

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Portfolio Expenses — Six Month Period Ended February 28, 2009 (Unaudited)(continued)

	Tax-Exempt New York Portfolio			Treasury Instruments Portfolio			Treasury Obligations Portfolio
			Expenses			Expenses			Expenses
			Paid for			Paid for			Paid for
	Beginning	Ending	the	Beginning	Ending	the	Beginning	Ending	the
	Account	Account	6 months	Account	Account	6 months	Account	Account	6 months
	Value	Value	ended	Value	Value	ended	Value	Value	ended
Share Class	9/1/08	2/28/09	02/28/09	9/1/08	2/28/09	02/28/09	9/1/08	2/28/09	02/28/09
ILA Units
Actual	$1,000.00	$1,005.90	$2.19	$1,000.00	$1,002.60	$1.84	$1,000.00	$1,001.70	$2.13
Hypothetical 5% return	1,000.00	1,022.61	2.21	1,000.00	1,022.96	1.86	1,000.00	1,022.66	2.16

ILA Administration Units
Actual	1,000.00	1,005.30	2.64	1,000.00	1,002.10	2.18	1,000.00	1,001.20	2.48
Hypothetical 5% return	1,000.00	1,022.17	2.66	1,000.00	1,022.61	2.21	1,000.00	1,022.32	2.51

ILA Service Units
Actual	1,000.00	1,004.40	2.78	1,000.00	1,001.50	2.23	1,000.00	1,000.90	2.48
Hypothetical 5% return	1,000.00	1,022.02	2.81	1,000.00	1,022.56	2.26	1,000.00	1,022.32	2.51

ILA Cash Management Shares
Actual	1,000.00	1,004.00	2.39	1,000.00	1,001.20	2.18	1,000.00	1,000.70	2.48
Hypothetical 5% return	1,000.00	1,022.41	2.41	1,000.00	1,022.61	2.21	1,000.00	1,022.32	2.51

*	Expenses for each share class are calculated using the Portfolios’ annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2009. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Portfolio	ILA Units	ILA Administration Units	ILA Service Units	ILA B Units	ILA C Units	ILA Cash Management Shares

Federal	0.42%	0.57%	0.78%	N/A	N/A	0.82%
Money Market	0.44	0.59	0.83	N/A	N/A	0.82
Prime Obligations	0.44	0.59	0.82	1.10%	1.10%	0.92
Tax-Exempt California	0.44	0.50	0.52	N/A	N/A	0.44
Tax-Exempt Diversified	0.44	0.59	0.73	N/A	N/A	0.75
Tax-Exempt New York	0.44	0.53	0.56	N/A	N/A	0.48
Treasury Instruments	0.37	0.44	0.45	N/A	N/A	0.44
Treasury Obligations	0.43	0.50	0.50	N/A	N/A	0.50

+	Hypothetical expenses are based on each Portfolio’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

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The reports concerning the Portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities and information regarding how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-621-2550; and (II) on the Securities and Exchange Commission (“SEC”) Web site at http://www.sec.gov.

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Form N-Q is available on the SEC’s website at http://www.sec.gov within 60 days after the Portfolios’ first and third fiscal quarters. The Portfolios’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. When available, Forms N-Q may be obtained upon request and without charge by calling 1-800-621-2550.

The Standardized 7-Day Current Yield is calculated in accordance with securities industry regulations and does not include capital gains. The Standardized 7-Day Current Yield may differ slightly from the actual distribution rate of a given portfolio because of the exclusion of distributed capital gains, which are non-recurring.

The Standardized 7-Day Effective Yield is calculated in accordance with securities industry regulations and does not include capital gains. The Standardized 7-Day Effective Yield assumes reinvestment of dividends for one year.

The 30-Day Current Yield is calculated in accordance with securities industry regulations and does not include capital gains. The Standardized 30-Day Current Yield may differ slightly from the actual distribution rate of a given portfolio because of the exclusion of distributed capital gains, which are non-recurring.

Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include a Portfolio’s entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

This material is not authorized for distribution unless preceded or accompanied by a current prospectus. Investors should consider a Portfolio’s objectives, risks, and charges and expenses, and read the prospectus carefully before investing or sending money. The prospectus contains this and other information about the Portfolios.

Goldman, Sachs & Co. is the distributor of the Goldman Sachs Funds.

Copyright 2009 Goldman, Sachs & Co. All rights reserved.
09-20771.MF.TMPL/44K/04-09

TRUSTEES
Ashok N. Bakhru, Chairman
John P. Coblentz, Jr.
Diana M. Daniels
Patrick T. Harker
James A. McNamara
Jessica Palmer
Alan A. Shuch
Richard P. Strubel

OFFICERS
James A. McNamara, President
John M. Perlowski, Senior Vice President and Treasurer
Peter V. Bonanno, Secretary

GOLDMAN, SACHS & CO.
Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT, L.P.
Investment Adviser

ILA/SAR 2/09	Goldman Sachs Funds 32 Old Slip New York, NY 10005

ITEM 2.	CODE OF ETHICS.

(a)	The information required by this Item is only required in an annual report on this Form N-CSR.

(b)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d)	A copy of the Code of Ethics is available as provided in Item 12(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the Semi-Annual Report to Stockholders filed under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)		Goldman Sachs Trust's Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant's Form N-CSR filed on March 8, 2004 for its Real Estate Securities Fund (Accession Number 0000950123-04-0002984).

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	May 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	May 6, 2009

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer
Goldman Sachs Trust

Date:	May 6, 2009